UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-05518
Investment Company Act file number:

THE RBB FUND, INC.
 (Exact name of registrant as specified in charter)

615 East Michigan Street,
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Salvatore Faia, President
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-5145

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
November 30, 2016
(Unaudited)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 83.6%
U.S. TREASURY OBLIGATIONS - 83.6%
U.S. Treasury Bills	0.346%	12/01/16	$52,269	$52,269,000
U.S. Treasury Bills	0.283%	12/22/16	78,386	78,375,104
U.S. Treasury Bills	0.379%	01/05/17	55,218	55,201,490
U.S. Treasury Bills	0.407%	01/12/17	10,851	10,847,104
U.S. Treasury Bills	0.356%	01/19/17	26,302	26,290,217
U.S. Treasury Bills	0.379%	01/26/17	2,218	2,216,745
U.S. Treasury Bills	0.405%	02/02/17	72,875	72,821,947
U.S. Treasury Bills	0.412%	02/09/17	87,313	87,240,006
U.S. Treasury Bills	0.430%	02/16/17	33,131	33,099,724
U.S. Treasury Bills	0.448%	02/23/17	35,866	35,828,126
U.S. Treasury Bills	0.504%	03/09/17	6,365	6,356,465
U.S. Treasury Bills	0.385%	03/16/17	50,901	50,828,415
U.S. Treasury Bills	0.376%	04/06/17	48,737	48,650,443
U.S. Treasury Bills	0.436%	04/13/17	5,952	5,940,733
U.S. Treasury Bills	0.445%	04/20/17	8,201	8,183,696
U.S. Treasury Bills	0.494%	04/27/17	2,294	2,288,907
U.S. Treasury Bills	0.516%	05/04/17	18,633	18,587,890
U.S. Treasury Bills	0.583%	05/25/17	41,662	41,544,804
				636,570,816
TOTAL SHORT-TERM INVESTMENTS
(Cost $636,618,330)				636,570,816
TOTAL PURCHASED OPTIONS - 0.8%**
(Cost $5,049,447)				6,008,956
TOTAL INVESTMENTS - 84.4%
(Cost $641,667,777)***				642,579,772

OTHER ASSETS IN EXCESS OF LIABILITIES - 15.6%				118,554,913
NET ASSETS - 100.0%				$761,134,685

* Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
** See page 7 for detailed information regarding the Purchased Options.
*** The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$641,667,777
Gross unrealized appreciation	$2,151,822
Gross unrealized depreciation	(1,239,827)
Net unrealized appreciation (depreciation)	$911,995

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.
1

Futures contracts outstanding as of November 30, 2016 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
3-Month Euro Euribor	Dec-17	238	$66,852,133	$(55,324)
3-Month Euro Euribor	Dec-18	1	265,638	13
3-Month Euro Euribor	Mar-19	1	265,545	-
3-Month Euro Euribor	Jun-19	1	265,426	13
3-Month Euro Euribor	Sep-19	1	265,188	(93)
90-DAY Bank Bill	Dec-16	1	75,170	(181)
90-DAY Bank Bill	Mar-17	15	1,122,746	(1,101)
90-DAY Eurodollar Futures	Dec-16	2,505	621,928,825	(1,878,700)
90-DAY Eurodollar Futures	Dec-18	19	4,671,375	(8,300)
90-DAY Eurodollar Futures	Mar-19	23	5,657,488	(17,025)
90-DAY Eurodollar Futures	Jun-19	21	5,164,313	(18,788)
90-DAY Eurodollar Futures	Sep-19	26	6,391,838	(26,063)
90-DAY Eurodollar Futures	Dec-19	22	5,403,213	(21,463)
90-DAY Eurodollar Futures	Mar-20	20	4,916,063	(26,563)
90-DAY Eurodollar Futures	Jun-20	15	3,681,463	(16,588)
90-DAY Sterling Futures	Dec-18	1	154,504	-
90-DAY Sterling Futures	Mar-19	1	154,845	-
90-DAY Sterling Futures	Sep-19	1	154,962	(63)
Amsterdam Index Futures	Dec-16	69	6,654,979	62,667
AUD/CAD Futures	Dec-16	17	2,597,985	(79,640)
AUD/JPY Futures	Dec-16	12	1,808,673	71,588
Bank Acceptance Futures	Mar-17	581	110,335,319	(11,241)
Bank Acceptance Futures	Dec-17	1	184,211	(37)
Bank Acceptance Futures	Mar-18	1	184,301	(56)
Brent Crude Futures	Jun-17	4	208,500	7,020
CAC40 10 Euro Futures	Dec-16	676	32,640,067	423,447
CAD/JPY Currency Futures	Dec-16	8	1,185,273	20,628
Canadian 10-Year Bond Futures	Mar-17	483	49,830,463	(91,938)
Canola Futures (Winnipeg Commodity Exchange)	Jan-17	38	295,298	2,793
Canola Futures (Winnipeg Commodity Exchange)	Mar-17	170	1,325,898	24,931
Canola Futures (Winnipeg Commodity Exchange)	May-17	154	1,204,033	30,422
Cattle Feeder Futures	Jan-17	6	378,663	6,613
CHF/JPY Futures	Dec-16	10	2,494,184	78,209
Coffee 'C' Futures	Mar-17	70	4,344,188	(390,938)
Coffee 'C' Futures	May-17	7	447,244	(45,881)
Coffee 'C' Futures	Jul-17	5	316,238	(25,519)
Coffee Robusta Futures	Jan-17	38	787,980	(18,100)
Coffee Robusta Futures	Mar-17	42	889,590	(41,190)
Coffee Robusta Futures	May-17	53	1,155,950	(81,640)
Copper Futures	Mar-17	161	10,466,538	131,288
Copper Futures	May-17	12	720,900	70,950
Copper Futures	Jul-17	6	394,488	2,038

The accompanying notes are an integral part of the portfolio of investments.
2

Cotton No.2 Futures	Mar-17	103	3,626,730	59,640
Cotton No.2 Futures	May-17	58	2,071,380	18,360
Cotton No.2 Futures	Jul-17	43	1,561,570	(14,000)
DAX Index Futures	Dec-16	106	30,424,475	(54,132)
DJIA Mini E-CBOT	Dec-16	266	25,091,875	353,685
Dollar Index	Dec-16	134	13,122,070	484,156
EUR/JPY Futures	Dec-16	6	796,185	22,300
Euro STOXX 50	Dec-16	218	7,173,382	6,359
Euro-Bobl Futures	Dec-16	586	84,309,035	(78,429)
Euro-Bund Futures	Dec-16	1,063	190,717,340	(2,172,385)
Euro-Schatz Futures	Dec-16	511	61,031,412	44,408
FTSE 100 Index Futures	Dec-16	334	28,647,976	(427,956)
FTSE 250 Index Futures	Dec-16	3	134,491	(2,491)
Gasoline RBOB Futures	Jan-17	29	1,647,122	158,563
Gasoline RBOB Futures	Feb-17	2	116,512	8,765
Gasoline RBOB Futures	Mar-17	4	238,048	16,120
Gasoline RBOB Futures	Apr-17	7	478,754	24,133
GBP/JPY Futures	Dec-16	3	464,972	8,249
Hang Seng Index Futures	Dec-16	127	18,574,736	108,367
H-Shares Index Futures	Dec-16	75	4,697,578	84,291
IBEX 35 Index Futures	Dec-16	14	1,296,305	17
Live Cattle Futures	Feb-17	9	398,750	4,270
Live Cattle Futures	Apr-17	16	703,810	11,230
Live Cattle Futures	Jun-17	11	448,450	4,310
London Mercantile Exchange Aluminum Forward	Dec-16	19	1,318,679	(495,385)
London Mercantile Exchange Aluminum Forward	Jan-17	82	3,556,759	(12,309)
London Mercantile Exchange Aluminum Forward	Feb-17	56	2,426,194	(2,794)
London Mercantile Exchange Aluminum Forward	Mar-17	414	17,972,290	(38,328)
London Mercantile Exchange Copper Forward	Dec-16	4	2,239,577	(1,658,152)
London Mercantile Exchange Copper Forward	Jan-17	38	4,795,813	732,474
London Mercantile Exchange Copper Forward	Feb-17	8	1,063,963	100,688
London Mercantile Exchange Copper Forward	Mar-17	110	15,523,312	500,250
London Mercantile Exchange Lead Forward	Dec-16	10	390,462	198,163
London Mercantile Exchange Lead Forward	Jan-17	24	1,228,924	186,177
London Mercantile Exchange Lead Forward	Feb-17	20	1,071,788	109,463
London Mercantile Exchange Nickel Forward	Dec-16	8	501,915	36,177
London Mercantile Exchange Nickel Forward	Jan-17	27	1,752,388	66,184
London Mercantile Exchange Nickel Forward	Feb-17	14	945,891	(1,605)
London Mercantile Exchange Tin Forward Spot	Dec-16	3	273,850	44,675
London Mercantile Exchange Tin Forward Spot	Jan-17	6	618,875	15,625
London Mercantile Exchange Tin Forward Spot	Feb-17	4	434,275	(12,575)
London Mercantile Exchange Zinc Forward ($)	Dec-16	12	152,531	654,769
London Mercantile Exchange Zinc Forward ($)	Jan-17	28	1,606,283	281,617
London Mercantile Exchange Zinc Forward ($)	Feb-17	19	1,156,525	127,044
London Mercantile Exchange Zinc Forward ($)	Mar-17	64	4,123,438	206,163
Low Sulphur Gasoil G Futures	Jan-17	16	670,400	52,800
MSCI Singapore Exchange ETS	Dec-16	85	1,904,303	18,265
MSCI Taiwan Index	Dec-16	64	2,200,545	8,095
Nasdaq 100 E-Mini	Dec-16	338	32,738,055	(181,895)
Natural Gas Futures	May-17	14	453,260	(2,880)
Natural Gas Futures	Jun-17	16	519,370	(650)
Natural Gas Futures	Jul-17	12	395,280	(3,000)
Natural Gas Futures	Aug-17	12	394,720	(3,280)
Natural Gas Futures	Sep-17	15	482,930	3,670
Nikkei 225 (Chicago Mercantile Exchange)	Dec-16	27	2,312,800	200,900
Nikkei 225 (Singapore Exchange)	Dec-16	253	20,604,579	603,863
Nikkei 225 Mini	Dec-16	216	3,517,596	155,452
Nikkie 225 (Osaka Securities Exchange)	Dec-16	23	3,757,428	51,746
NZD Futures	Dec-16	1	77,139	(6,389)
NZD/JPY Futures	Dec-16	26	3,726,622	186,338
OMX Stockholm 30 Index Futures	Dec-16	44	699,224	6,114
Palladium Futures	Mar-17	18	1,329,885	60,885
Rapeseed Euro	Feb-17	99	2,099,031	159,004
Rapeseed Euro	May-17	119	2,525,870	174,849
Rapeseed Euro	Aug-17	97	1,998,014	57,152
Russell 2000 Mini	Dec-16	53	6,843,900	164,290
S&P 500 E-Mini Futures	Dec-16	34	3,877,875	(139,915)
S&P Mid 400 E-Mini	Dec-16	42	6,643,050	189,930
S&P/TSX 60 IX Futures	Dec-16	111	14,290,457	519,541
Soybean Futures	Jan-17	88	4,573,075	(31,175)
Soybean Futures	Mar-17	95	4,912,163	33,775
Soybean Futures	May-17	18	948,250	(4,150)
Soybean Futures	Jul-17	25	1,298,588	18,913
Soybean Meal Futures	Jan-17	-	500	(500)
Soybean Meal Futures	May-17	11	361,820	(6,410)
Soybean Oil Futures	Jan-17	29	614,436	29,190
Soybean Oil Futures	Mar-17	71	1,515,786	71,064
Soybean Oil Futures	May-17	20	445,890	2,670
Sugar No. 11 (World)	Mar-17	155	3,479,078	(40,062)
Topix Index Futures	Dec-16	46	5,989,120	274,769
USD/NOK Futures	Dec-16	3	299,437	8,638
USD/SEK Futures	Dec-16	3	298,836	24,518
WTI Crude Futures	Apr-17	3	150,650	5,020
WTI Crude Futures	May-17	4	200,620	8,940
WTI Crude Futures	Jun-17	6	302,260	14,120
WTI Crude Futures	Jul-17	5	252,720	11,980
WTI Crude Futures	Aug-17	2	98,860	7,260
			$1,638,972,810	$485,784

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
10 Year Mini Japanese Government Bond Futures	Dec-16	55	$(7,365,440)	$(4,895)
2-Year Euro Swapnote Futures	Dec-16	17	(2,072,552)	(1,436)
3-Month Euro Euribor	Mar-17	2	(556,532)	(66)
3-Month Euro Euribor	Jun-17	40	(11,089,414)	79
3-Month Euro Euribor	Sep-17	646	(177,121,476)	(20,084)
3-Month Euro Euribor	Mar-18	107	(29,467,186)	2,610
3-Month Euro Euribor	Jun-18	42	(11,615,814)	(344)
3-Month Euro Euribor	Sep-18	57	(15,643,610)	(1,471)
3-Month Euroyen Futures	Dec-16	25	(6,166,552)	2,393
3-Month Euroyen Futures	Mar-17	51	(12,483,358)	4,742
3-Month Euroyen Futures	Jun-17	90	(21,566,884)	9,003
3-Month Euroyen Futures	Sep-17	94	(22,332,247)	9,538
5-Year Euro Swapnote Futures	Dec-16	9	(1,235,234)	(2,936)
90-DAY Bank Bill	Jun-17	1	(73,363)	(18)
90-DAY Bank Bill	Sep-17	23	(1,670,888)	144
90-DAY Eurodollar Futures	Mar-17	85	(21,031,113)	2,113
90-DAY Eurodollar Futures	Jun-17	142	(35,120,075)	33,650
90-DAY Eurodollar Futures	Sep-17	722	(178,413,963)	188,263
90-DAY Eurodollar Futures	Dec-17	3,226	(799,340,343)	4,091,015
90-DAY Eurodollar Futures	Mar-18	73	(17,988,913)	9,925
90-DAY Eurodollar Futures	Jun-18	61	(15,009,588)	3,588
90-DAY Eurodollar Futures	Sep-18	52	(12,774,875)	(2,825)

The accompanying notes are an integral part of the portfolio of investments.
3

90-DAY Sterling Futures	Mar-17	2	(302,922)	-
90-DAY Sterling Futures	Sep-17	539	(83,379,671)	2,572
90-DAY Sterling Futures	Dec-17	66	(10,233,193)	1,798
90-DAY Sterling Futures	Mar-18	28	(4,311,268)	2,237
90-DAY Sterling Futures	Jun-18	118	(18,267,962)	6,364
90-DAY Sterling Futures	Sep-18	42	(6,425,872)	5,834
AUD/NZD Futures	Dec-16	42	(6,354,646)	35,495
AUD/USD Currency Futures	Dec-16	202	(15,011,655)	91,935
Australian 10-Year Bond Futures	Dec-16	540	(40,291,927)	1,411,682
Australian 3-Year Bond Futures	Dec-16	95	(7,056,665)	33,180
Bank Acceptance Futures	Jun-17	56	(10,316,024)	344
Bank Acceptance Futures	Sep-17	130	(23,955,767)	3,080
BP Currency Futures	Dec-16	83	(6,424,791)	(64,772)
Brent Crude Futures	Feb-17	131	(6,385,340)	(405,700)
Brent Crude Futures	Mar-17	10	(488,920)	(36,380)
Brent Crude Futures	Apr-17	1	(49,320)	(3,760)
Brent Crude Futures	May-17	1	(49,880)	(3,640)
Brent Crude Futures	Jul-17	1	(50,730)	(3,420)
CAD Currency Futures	Dec-16	307	(22,834,835)	(38,200)
Cattle Feeder Futures	Mar-17	4	(225,625)	(23,275)
Cattle Feeder Futures	Apr-17	8	(470,400)	(26,100)
CBOE VIX Futures	Dec-16	2	(29,950)	900
CBOE VIX Futures	Jan-17	5	(81,150)	(225)
CHF Currency Futures	Dec-16	357	(44,426,259)	497,409
Cocoa Futures	Dec-16	31	(804,227)	44,318
Cocoa Futures	Mar-17	92	(2,378,020)	180,140
Cocoa Futures	Mar-17	98	(2,458,668)	69,554
Cocoa Futures	May-17	60	(1,533,925)	81,491
Cocoa Futures	May-17	66	(1,787,320)	216,520
Cocoa Futures	Jul-17	49	(1,190,810)	27,550
Corn Futures	Mar-17	323	(5,696,125)	67,850
Corn Futures	May-17	37	(655,700)	(2,438)
Corn Futures	Jul-17	44	(796,188)	(3,513)
Corn Futures	Sep-17	12	(222,713)	263
E-Mini Crude Oil	Jan-17	12	(272,088)	(24,553)
E-Mini Crude Oil	Feb-17	14	(322,725)	(29,655)
E-Mini Crude Oil	Mar-17	6	(147,163)	(6,468)
E-Mini Natural Gas	Jan-17	10	(73,525)	(10,275)
E-Mini Natural Gas	Feb-17	28	(202,388)	(32,743)
E-Mini Natural Gas	Mar-17	17	(129,238)	(12,203)
EUR Foreign Exchange Currency Futures	Dec-16	772	(103,471,509)	1,138,080
EUR/AUD Futures	Dec-16	35	(4,820,305)	50,131
EUR/CAD Futures	Dec-16	28	(3,706,485)	10,953
EUR/CHF Futures	Dec-16	63	(8,572,724)	(5,963)
EUR/GBP Futures	Dec-16	2	(265,738)	1,830
Euro BUXL 30-Year Bond Futures	Dec-16	8	(1,517,469)	14,562
Euro E-Mini Futures	Dec-16	48	(3,246,981)	65,481
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Dec-16	18	(4,645,136)	2,287
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Mar-17	24	(6,180,164)	1,156
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Jun-17	36	(9,298,000)	1,107
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Sep-17	33	(8,504,196)	(3,344)
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Dec-17	1	(254,988)	(197)
Euro-Bobl Futures	Mar-17	155	(21,838,945)	9,857
Euro-BTP Futures	Dec-16	18	(2,595,860)	(13,142)
Euro-Bund Futures	Mar-17	132	(22,781,342)	22,384
Euro-Oat Futures	Dec-16	5	(834,989)	7,324
FTSE/JSE TOP 40	Dec-16	102	(3,319,010)	84,227
FTSE/MIB Index Futures	Dec-16	31	(2,721,576)	(85,328)
GBP/AUD Futures	Dec-16	7	(1,069,476)	(60,290)
GBP/CAD Futures	Dec-16	11	(1,708,437)	(24,585)
GBP/CHF Futures	Dec-16	6	(915,573)	(49,732)
GBP/NZD Futures	Dec-16	11	(1,699,186)	(60,976)
Gold 100 Oz Futures	Feb-17	177	(21,137,370)	359,340
Gold 100 Oz Futures	Apr-17	13	(1,578,380)	48,280
Gold 100 Oz Futures	Jun-17	10	(1,201,910)	22,010
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-16	32	(45,554,462)	287,138
JPY Currency Futures	Dec-16	607	(69,236,860)	2,819,679
JPY E-Mini Futures	Dec-16	20	(1,150,031)	55,781
Kansas City Hard Red Winter Wheat Futures	Mar-17	229	(4,904,750)	207,388
Kansas City Hard Red Winter Wheat Futures	May-17	74	(1,616,388)	54,988
Kansas City Hard Red Winter Wheat Futures	Jul-17	35	(782,638)	24,888
Lean Hogs Futures	Feb-17	28	(594,380)	(24,140)
Lean Hogs Futures	Apr-17	19	(434,290)	(33,110)
Lean Hogs Futures	Jun-17	9	(264,560)	1,670
Long Gilt Futures	Mar-17	803	(123,160,036)	(236,278)
Low Sulphur Gasoil G Futures	Feb-17	8	(339,800)	(25,000)
Low Sulphur Gasoil G Futures	Mar-17	11	(468,500)	(36,400)
Mill Wheat Euro	Mar-17	120	(1,094,151)	(6,359)
Mill Wheat Euro	May-17	60	(555,011)	(3,339)
Mini HIS Index Futures	Dec-16	8	(233,538)	(1,871)
MXN Futures	Dec-16	121	(2,965,715)	28,440
Natural Gas Futures	Jan-17	225	(6,867,690)	(674,310)
Natural Gas Futures	Feb-17	5	(149,640)	(18,310)
Natural Gas Futures	Mar-17	6	(178,660)	(21,020)
Natural Gas Futures	Apr-17	3	(88,080)	(8,820)
New York Harbor Ultra-Low Sulfur Diesel Futures	Jan-17	66	(4,016,275)	(353,228)
New York Harbor Ultra-Low Sulfur Diesel Futures	Feb-17	1	(64,012)	(2,705)
New York Harbor Ultra-Low Sulfur Diesel Futures	Mar-17	1	(62,630)	(4,418)
Platinum Futures	Jan-17	31	(1,439,430)	29,085
Red Wheat Futures (Minneapolis Grain Exchange)	Mar-17	4	(103,600)	(3,300)
Red Wheat Futures (Minneapolis Grain Exchange)	May-17	32	(834,075)	(24,725)
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-17	4	(107,375)	(775)
SGX Nifty 50	Dec-16	125	(2,020,731)	(39,269)
Silver Futures	Mar-17	21	(1,769,690)	39,080
Silver Futures	May-17	9	(757,175)	12,560
Silver Futures	Jul-17	6	(499,700)	1,370
Soybean Meal Futures	Mar-17	41	(1,284,010)	(32,500)
SPI 200 Futures	Dec-16	55	(5,491,920)	(233,793)
Sugar No. 11 (World)	May-17	10	(214,693)	(1,131)
Sugar No. 11 (World)	Jul-17	9	(188,227)	134

The accompanying notes are an integral part of the portfolio of investments.
4

Swiss Federal Bond Futures	Dec-16	5	(807,676)	846
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-17	851	(106,251,524)	288,726
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-17	75	(16,253,891)	(7,047)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-17	2,263	(266,920,885)	240,477
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-17	356	(54,153,688)	297,563
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-17	10	(1,611,266)	(2,797)
Wheat (Chicago Board of Trade)	Mar-17	412	(8,739,263)	442,614
Wheat (Chicago Board of Trade)	May-17	94	(2,043,800)	90,950
Wheat (Chicago Board of Trade)	Jul-17	71	(1,588,538)	57,600
White Sugar (Intercontinental Exchange)	Mar-17	1	(26,230)	(90)
White Sugar (Intercontinental Exchange)	May-17	7	(183,105)	1,070
White Sugar (Intercontinental Exchange)	Aug-17	4	(101,490)	(130)
WTI Crude Futures	Jan-17	154	(6,990,610)	(623,150)
WTI Crude Futures	Feb-17	5	(229,600)	(22,100)
WTI Crude Futures	Mar-17	2	(97,300)	(5,120)
			$(2,709,612,353)	$10,448,448
Total Futures Contracts			$(1,070,639,543)	$10,934,232

Forward foreign currency contracts outstanding as of November 30, 2016 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	338,675	USD	252,770	Dec 01 2016	BOA	$(2,683)
AUD	2,625,586	USD	1,937,945	Dec 02 2016	BOA	803
AUD	32,705,000	USD	24,825,213	Dec 02 2016	BOA	(675,646)
AUD	45,300,000	USD	34,218,126	Dec 12 2016	BOA	(777,615)
AUD	27,165,442	USD	20,721,433	Dec 21 2016	BOA	(672,651)
AUD	1,812,000	USD	1,343,805	Dec 22 2016	BOA	(6,538)
AUD	38,454,000	USD	29,226,493	Dec 23 2016	BOA	(847,972)
BRL	6,141,405	USD	1,867,385	Dec 21 2016	BOA	(63,122)
CAD	1,697,914	USD	1,265,227	Dec 01 2016	BOA	(1,233)
CAD	5,233,451	USD	3,900,000	Dec 02 2016	BOA	(3,993)
CAD	54,658,248	USD	40,800,000	Dec 12 2016	BOA	(106,023)
CAD	26,287,041	USD	19,813,832	Dec 21 2016	BOA	(240,155)
CAD	18,390,000	USD	13,732,850	Dec 22 2016	BOA	(39,215)
CAD	10,447,000	USD	7,891,758	Dec 23 2016	BOA	(112,560)
CHF	8,891,171	USD	8,955,000	Dec 02 2016	BOA	(209,086)
CHF	25,321	USD	25,000	Dec 22 2016	BOA	(51)
CHF	5,903,000	USD	6,066,289	Dec 23 2016	BOA	(249,564)
CLP	179,441,857	USD	272,749	Dec 21 2016	BOA	(7,715)
CZK	54,790,061	USD	2,288,082	Dec 21 2016	BOA	(135,665)
DKK	10,400,916	USD	1,515,000	Dec 02 2016	BOA	(33,354)
EUR	16,375,000	JPY	1,899,261,300	Dec 02 2016	BOA	753,984
EUR	3,805,000	JPY	445,460,482	Dec 22 2016	BOA	138,660
EUR	1,100,000	JPY	131,291,400	Dec 22 2016	BOA	18,100
EUR	2,620,232	USD	2,788,377	Dec 02 2016	BOA	(11,144)
EUR	140,940,000	USD	151,773,899	Dec 02 2016	BOA	(2,388,955)
EUR	2,450,000	USD	2,720,493	Dec 12 2016	BOA	(122,366)
EUR	18,912,218	USD	20,748,412	Dec 21 2016	BOA	(680,181)
EUR	17,260,000	USD	18,328,556	Dec 22 2016	BOA	(12,260)
EUR	27,181,000	USD	30,265,405	Dec 23 2016	BOA	(1,418,942)
GBP	12,400,000	JPY	1,641,009,955	Dec 02 2016	BOA	1,170,612
GBP	350,000	JPY	48,875,900	Dec 22 2016	BOA	10,424
GBP	471,106	USD	588,434	Dec 02 2016	BOA	1,030
GBP	17,425,000	USD	21,751,534	Dec 02 2016	BOA	51,246
GBP	30,650,000	USD	38,067,055	Dec 12 2016	BOA	294,012
GBP	5,286,803	USD	6,684,603	Dec 21 2016	BOA	(65,144)
GBP	1,225,000	USD	1,531,277	Dec 22 2016	BOA	2,577
GBP	4,521,000	USD	5,661,413	Dec 22 2016	BOA	(551)
GBP	9,116,000	USD	11,408,322	Dec 23 2016	BOA	6,554
HUF	546,769,211	USD	1,991,875	Dec 21 2016	BOA	(138,285)
INR	234,665,615	USD	3,481,566	Dec 21 2016	BOA	(60,303)
JPY	1,898,092,040	EUR	16,375,000	Dec 02 2016	BOA	(764,205)
JPY	1,620,984,000	GBP	12,400,000	Dec 02 2016	BOA	(1,345,667)
JPY	24,298,925	GBP	175,000	Dec 22 2016	BOA	(6,429)
JPY	141,153,306	USD	1,251,598	Dec 02 2016	BOA	(17,722)
JPY	1,913,925,023	USD	18,092,638	Dec 02 2016	BOA	(1,362,271)
JPY	3,097,868,219	USD	28,600,000	Dec 12 2016	BOA	(1,505,488)
JPY	1,582,859,850	USD	15,430,194	Dec 21 2016	BOA	(1,576,225)
JPY	3,048,931,000	USD	29,805,829	Dec 22 2016	BOA	(3,117,943)
JPY	11,212,200	USD	100,000	Dec 22 2016	BOA	(1,857)
KRW	5,144,204,320	USD	4,593,327	Dec 21 2016	BOA	(193,113)
MXN	32,909,695	USD	1,731,794	Dec 21 2016	BOA	(136,575)
MXN	27,882,000	USD	1,453,300	Dec 23 2016	BOA	(102,125)
MYR	2,181,800	USD	486,249	Dec 21 2016	BOA	1,873
NOK	4,706,349	USD	552,168	Dec 02 2016	BOA	632
NOK	6,051,216	USD	727,256	Dec 02 2016	BOA	(16,490)
NOK	493,085,860	USD	59,450,000	Dec 12 2016	BOA	(1,530,175)
NOK	73,076,645	USD	8,956,327	Dec 21 2016	BOA	(371,897)
NOK	3,642,845	USD	425,000	Dec 22 2016	BOA	2,934
NZD	4,188,590	USD	2,962,213	Dec 02 2016	BOA	3,908
NZD	1,375,000	USD	998,239	Dec 02 2016	BOA	(24,542)
NZD	7,600,000	USD	5,506,302	Dec 12 2016	BOA	(126,406)
NZD	27,709,681	USD	20,280,213	Dec 21 2016	BOA	(670,980)
NZD	600,000	USD	424,188	Dec 22 2016	BOA	398
NZD	14,830,000	USD	10,760,018	Dec 23 2016	BOA	(266,017)
PLN	17,053,214	USD	4,292,317	Dec 21 2016	BOA	(236,049)
SEK	24,549,318	USD	2,682,483	Dec 02 2016	BOA	(20,462)
SEK	10,672,558	USD	1,165,000	Dec 02 2016	BOA	(7,715)
SEK	27,031,670	USD	2,950,000	Dec 12 2016	BOA	(17,013)
SEK	108,961,137	USD	12,236,863	Dec 21 2016	BOA	(405,633)
SGD	2,765,722	USD	2,026,114	Dec 21 2016	BOA	(96,465)
SGD	4,870,000	USD	3,424,123	Dec 22 2016	BOA	(26,312)
TRY	7,306,003	USD	2,365,584	Dec 21 2016	BOA	(249,676)
TWD	9,017,044	USD	286,893	Dec 21 2016	BOA	(3,794)
USD	252,906	AUD	338,675	Dec 01 2016	BOA	2,819
USD	1,964,592	AUD	2,625,586	Dec 02 2016	BOA	25,843
USD	24,724,419	AUD	32,705,000	Dec 02 2016	BOA	574,851
USD	9,971,303	AUD	13,100,000	Dec 12 2016	BOA	300,868
USD	15,945,093	AUD	21,256,497	Dec 21 2016	BOA	257,261
USD	2,129,312	AUD	2,850,000	Dec 22 2016	BOA	25,996
USD	2,420,264	AUD	3,291,000	Dec 22 2016	BOA	(8,513)
USD	12,414,156	AUD	16,611,000	Dec 23 2016	BOA	155,468

The accompanying notes are an integral part of the portfolio of investments.
5

USD	2,372,107	BRL	8,044,540	Dec 21 2016	BOA	8,728
USD	1,264,418	CAD	1,697,914	Dec 01 2016	BOA	424
USD	3,906,108	CAD	5,233,450	Dec 02 2016	BOA	10,101
USD	4,050,000	CAD	5,427,452	Dec 12 2016	BOA	9,172
USD	25,028,116	CAD	33,226,262	Dec 21 2016	BOA	287,403
USD	275,000	CAD	368,434	Dec 22 2016	BOA	655
USD	9,276,385	CAD	12,510,000	Dec 22 2016	BOA	(38,861)
USD	29,711,427	CAD	39,147,000	Dec 23 2016	BOA	561,214
USD	9,007,041	CHF	8,891,171	Dec 02 2016	BOA	261,127
USD	2,425,000	CHF	2,456,524	Dec 22 2016	BOA	4,610
USD	1,750,136	CHF	1,765,000	Dec 22 2016	BOA	11,098
USD	21,450,785	CHF	20,827,000	Dec 23 2016	BOA	928,180
USD	2,283,219	CZK	54,790,061	Dec 21 2016	BOA	130,803
USD	1,533,612	DKK	10,400,915	Dec 02 2016	BOA	51,966
USD	775,000	DKK	5,438,408	Dec 22 2016	BOA	(670)
USD	2,769,323	EUR	2,620,232	Dec 02 2016	BOA	(7,910)
USD	152,083,361	EUR	140,940,000	Dec 02 2016	BOA	2,698,417
USD	81,911,437	EUR	75,100,000	Dec 12 2016	BOA	2,270,869
USD	29,977,955	EUR	27,317,845	Dec 21 2016	BOA	990,301
USD	37,875,576	EUR	35,725,000	Dec 22 2016	BOA	(35,762)
USD	1,893,944	EUR	1,786,000	Dec 22 2016	BOA	(1,358)
USD	53,648,379	EUR	48,624,000	Dec 23 2016	BOA	2,045,038
USD	588,072	GBP	471,106	Dec 02 2016	BOA	(1,392)
USD	21,599,456	GBP	17,425,000	Dec 02 2016	BOA	(203,324)
USD	48,757,018	GBP	39,100,000	Dec 12 2016	BOA	(179,938)
USD	10,119,687	GBP	7,810,357	Dec 21 2016	BOA	340,557
USD	5,345,022	GBP	4,300,000	Dec 22 2016	BOA	(39,121)
USD	30,201,309	GBP	23,317,000	Dec 23 2016	BOA	1,004,218
USD	3,219,973	HUF	915,223,003	Dec 21 2016	BOA	117,295
USD	6,127,011	INR	414,731,798	Dec 21 2016	BOA	80,509
USD	1,233,566	JPY	141,153,306	Dec 02 2016	BOA	(310)
USD	17,820,000	JPY	1,892,729,775	Dec 02 2016	BOA	1,274,909
USD	38,750,000	JPY	4,046,804,262	Dec 12 2016	BOA	3,355,923
USD	15,978,378	JPY	1,670,995,491	Dec 21 2016	BOA	1,353,003
USD	28,752,717	JPY	3,100,730,000	Dec 22 2016	BOA	1,611,424
USD	175,000	JPY	19,837,225	Dec 22 2016	BOA	1,361
USD	4,186,341	JPY	462,139,000	Dec 22 2016	BOA	141,149
USD	4,711,178	KRW	5,335,071,928	Dec 21 2016	BOA	147,701
USD	4,410,359	MXN	86,154,692	Dec 21 2016	BOA	234,217
USD	7,521,759	MXN	146,278,000	Dec 23 2016	BOA	433,056
USD	507,603	MYR	2,181,800	Dec 21 2016	BOA	19,480
USD	552,203	NOK	4,706,349	Dec 02 2016	BOA	(597)
USD	715,000	NOK	6,051,217	Dec 02 2016	BOA	4,234
USD	9,281,341	NOK	77,262,017	Dec 21 2016	BOA	205,249
USD	2,999,971	NZD	4,188,590	Dec 02 2016	BOA	33,850
USD	979,560	NZD	1,375,000	Dec 02 2016	BOA	5,863
USD	22,707,655	NZD	31,700,000	Dec 12 2016	BOA	267,829
USD	12,379,310	NZD	17,351,418	Dec 21 2016	BOA	100,280
USD	765,494	NZD	1,089,000	Dec 22 2016	BOA	(5,130)
USD	2,165,356	NZD	3,018,000	Dec 23 2016	BOA	29,760
USD	7,427,042	PLN	29,842,254	Dec 21 2016	BOA	328,780
USD	2,651,888	SEK	24,549,318	Dec 02 2016	BOA	(10,133)
USD	1,178,114	SEK	10,672,561	Dec 02 2016	BOA	20,828
USD	40,250,000	SEK	366,794,276	Dec 12 2016	BOA	452,136
USD	24,287,619	SEK	209,352,783	Dec 21 2016	BOA	1,555,653
USD	775,000	SEK	7,143,718	Dec 22 2016	BOA	(744)
USD	4,015,345	SGD	5,602,701	Dec 21 2016	BOA	106,332
USD	7,149,652	SGD	10,191,000	Dec 22 2016	BOA	39,366
USD	6,217,685	TRY	19,655,355	Dec 21 2016	BOA	525,253
USD	254,191	TWD	8,012,111	Dec 21 2016	BOA	2,643
USD	3,105,971	ZAR	45,016,430	Dec 21 2016	BOA	(77,602)
USD	400,848	ZAR	5,886,000	Dec 22 2016	BOA	(15,319)
ZAR	45,820,729	USD	3,286,248	Dec 21 2016	BOA	(45,794)
Total Forward Foreign Currency Contracts						$3,909,124

The accompanying notes are an integral part of the portfolio of investments.
6

	NUMBER			NUMBER
	OF			OF
	CONTRACTS	VALUE		CONTRACTS	VALUE
PURCHASED OPTIONS - 0.8%			WRITTEN OPTIONS - 0.1%
CALL OPTIONS PURCHASED - 0.1%			CALL OPTIONS WRITTEN - 0.0%
USD CNH Currency Futures			USD CNH Currency Futures
Expires 01/13/17			Expires 01/13/17
Strike Price 6.77	30,239,000	$801,212	Strike Price 7.10	30,239,000	$(82,945)
USD CNH Currency Futures			TOTAL CALL OPTIONS WRITTEN
Expires 01/13/17			(Premiums Received $208,649)		(82,945)
Strike Price 7.10	30,239,000	82,946	PUT OPTIONS WRITTEN - 0.1%
FED Fund Futures			S&P 500 E-mini Futures
Expires 01/31/17			Expires 01/20/17
Strike Price 99.44	906	47,191	Strike Price 2160	242	(323,070)
TOTAL CALL OPTIONS PURCHASED			TOTAL PUT OPTIONS WRITTEN
(Cost $707,080)		931,349	(Premiums Received $612,563)		(323,070)
PUT OPTIONS PURCHASED - 0.7%			TOTAL WRITTEN OPTIONS - 0.1%
CAD Currency Futures			(Premiums Received $821,212)		$(406,015)
Expires 01/06/17
Strike Price 73.50	302	123,820
Euro-Bund Futures
Expires 12/23/16
Strike Price 163	181	255,138
EURO Currency Futures
Expires 01/06/17
Strike Price 1.06	302	494,525
Eurodollar 1-Year Mid-Curve Futures
Expires 04/13/17
Strike Price 98.50	1,510	811,625
Gold Futures
Expires 12/27/16
Strike Price 1180	272	633,760
IMM Eurodollar Futures
Expires 06/19/17
Strike Price 98.75	7,584	900,600
JPY Foreign Exchange Currency Futures
Expires 12/09/16
Strike Price 90.50	151	581,350
JPY Foreign Exchange Currency Futures
Expires 01/06/17
Strike Price 89.50	226	686,475
S&P 500 E-mini Futures
Expires 01/20/17
Strike Price 2100	484	360,580
U.S. 10-Year Treasury Bond Futures
Expires 12/23/16
Strike Price 124	377	229,734
TOTAL PUT OPTIONS PURCHASED
(Cost $4,342,367)		5,077,607
TOTAL PURCHASED OPTIONS - 0.8%
(Cost $5,049,447)		$6,008,956

AUD	Australian Dollar	INR	Indian Rupee
BOA	Bank of America	JPY	Japanese Yen
BRL	Brazilian Real	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CBOT	Chicago Board of Trade	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Renminbi	PLN	Polish Zloty
CZK	Czech Koruna	RBOB	Reformulated Blendstock for Oxygenate Blending
DAX	Deutscher Aktienindex	SEK	Swedish Krona
DJIA	Dow Jones Industrial Average	SGD	Singapore Dollar
DKK	Danish Krone	SGX	Singapore Exchange
EUR	Euro	TRY	Turkish Lira
FTSE	Financial Times Stock Exchange	TSX	Toronto Stock Exchange
GBP	British Pound	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IBEX	Index of the Bolsa de Madrid	WTI	West Texas Intermediate
IMM	International Monetary Market	ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.
7

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2016
(Unaudited)

   CONSOLIDATION OF SUBSIDIARY — The Abbey Capital Futures Strategy Fund (the “Fund”) seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the Fund include the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2016, the net assets of the Subsidiary were $158,325,973, which represented 20.80% of the Fund’s net assets.

   PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities;
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value.

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	NOVEMBER 30, 2016	PRICE	INPUTS	INPUTS
Short-Term Investments	$636,570,816	$636,570,816	$-	$-
Commodity Contracts
Futures	6,640,244	6,640,244	-	-
Purchased Options	633,760	633,760	-	-
Equity Contracts
Futures	3,408,982	3,408,982	-	-
Purchased Options	615,718	615,718	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	27,863,819	-	27,863,819	-
Futures	5,704,388	5,704,388	-	-
Purchased Options	2,770,328	2,770,328	-	-
Interest Rate Contracts
Futures	6,938,084	6,938,084	-	-
Purchased Options	1,989,150	1,989,150	-	-
Total Assets	$693,135,289	$665,271,470	$27,863,819	$-

			LEVEL 2	LEVEL 3
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	NOVEMBER 30, 2016	PRICE	INPUTS	INPUTS
Commodity Contracts
Futures	$(5,478,826)	$(5,478,826)	$-	$-
Equity Contracts
Futures	(3,417,689)	(3,417,689)	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(23,954,695)	-	(23,954,695)	-
Futures	(394,088)	(394,088)	-	-
Written Options	(82,945)	(82,945)	-	-
Interest Rate Contracts
Futures	(2,466,863)	(2,466,863)	-	-
Written Options	(323,070)	(323,070)	-	-
Total Liabilities	$(36,118,176)	$(12,163,481)	$(23,954,695)	$-

8

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S.  GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2016, the Fund had no transfers between Levels 1, 2 and 3.

		INTEREST	FOREIGN
	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL
Asset Derivatives
Purchased Options	$615,718	$1,989,150	$2,770,328	$633,760	$6,008,956
Forward Contracts	-	-	27,863,819	-	27,863,819
Futures Contracts	3,408,982	6,938,084	5,704,388	6,640,244	22,691,698
Total Value- Assets	$4,024,700	$8,927,234	$36,338,535	$7,274,004	$56,564,473
Liability Derivatives
Written Options	$-	$(323,070)	$(82,945)	$-	$(406,015)
Forward Contracts	-	-	(23,954,695)	-	(23,954,695)
Futures Contracts	(3,417,689)	(2,466,863)	(394,088)	(5,478,826)	(11,757,466)
Total Value- Liabilities	$(3,417,689)	$(2,789,933)	$(24,431,728)	$(5,478,826)	$(36,118,176)

9

For the period ended November 30, 2016, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL (COST)	SHORT FUTURES NOTIONAL (COST)	FORWARD FOREIGN CURRENCY CONTRACTS - PAYABLE	FORWARD FOREIGN CURRENCY CONTRACTS - RECEIVABLE
$3,918,775	$(662,673)	$2,447,526,705	$(2,060,248,446)	$(1,485,055,885)	$1,487,714,307

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

The Fund had transactions in options written during the period ended November 30, 2016, as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Options outstanding at August 31, 2016	49,815,602	$504,134
Options written	242	612,563
Options closed	(301)	(4,703)
Options expired	(19,576,301)	(290,782)
Options outstanding at November 30, 2016	30,239,242	$821,212

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

10

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 95.9%
Advertising — 0.0%
Xcel Brands, Inc.*	16,178	$80,081
Aerospace/Defense — 1.1%
Aerovironment, Inc.*	1,433	40,554
Cubic Corp.	17,062	789,971
Curtiss-Wright Corp.	2,004	201,442
Kaman Corp.	2,787	135,783
KLX, Inc.*	16,804	655,188
Kratos Defense & Security Solutions, Inc.*	25,231	184,691
Moog, Inc.*	1,762	123,040
National Presto Industries, Inc.	728	69,269
Orbital ATK, Inc.	1,778	151,717
		2,351,655
Agriculture — 0.1%
Andersons, Inc., (The)	3,403	133,908
Universal Corp.	1,451	79,878
		213,786
Airlines — 0.1%
Allegiant Travel Co.	537	87,746
Hawaiian Holdings, Inc.*	2,251	115,589
SkyWest, Inc.	8,137	299,848
		503,183
Apparel — 0.5%
Iconix Brand Group, Inc.*	10,404	93,324
Oxford Industries, Inc.	1,304	94,749
Perry Ellis International, Inc.*	501	12,786
Rocky Brands, Inc.	29,960	319,074
Skechers U.S.A., Inc.*	6,336	144,334
Steven Madden Ltd.*	3,222	119,375
Superior Uniform Group, Inc.	17,022	326,652
Unifi, Inc.*	1,604	49,916
Wolverine World Wide, Inc.	5,464	123,104
		1,283,314
Auto Parts & Equipment — 1.5%
American Axle & Manufacturing Holdings, Inc.*	6,688	104,734
Douglas Dynamics, Inc.	6,301	201,317
Gentherm, Inc.*	4,796	152,753
Horizon Global Corp.*	14,049	323,267
Motorcar Parts of America, Inc.*	54,533	1,333,877
Spartan Motors, Inc.	98,579	882,282
Superior Industries International, Inc.	2,532	63,680
Unique Fabricating, Inc.	30,393	433,100
		3,495,010
The accompanying notes are an integral part of the portfolio of investments.
1

Banks — 6.6%
1st Source Corp.	5,961	234,629
American River Bankshares*	45,080	612,637
Atlantic Capital Bancshares, Inc.*	26,202	421,852
Bancorp, Inc., (The)*	72,750	503,430
Bank of Commerce Holdings	66,590	559,356
Bank of the Ozarks, Inc.	12,297	596,650
Banner Corp.	1,722	89,768
Boston Private Financial Holdings, Inc.	14,098	211,470
Cardinal Financial Corp.	4,668	149,329
CB Financial Services, Inc.	13,190	321,836
Central Pacific Financial Corp.	2,762	81,617
City Holding Co.	4,208	258,708
CoBiz Financial, Inc.	19,947	301,798
Community Bank System, Inc.	1,997	113,230
CU Bancorp*	12,021	335,386
CVB Financial Corp.	8,715	181,011
Farmers National Banc Corp.	42,400	502,440
FCB Financial Holdings, Inc.*	12,669	560,603
First BanCorp (Puerto Rico)*	46,257	273,841
First Bancshares, Inc., (The)	14,900	365,795
First Citizens BancShares, Inc.	899	320,377
First Commonwealth Financial Corp.	11,374	143,540
First Financial Bancorp	7,350	196,980
First Financial Bankshares, Inc.	6,581	283,312
Franklin Financial Network, Inc.*	8,034	303,284
Glacier Bancorp, Inc.	3,879	133,050
Home BancShares, Inc.	11,434	295,798
Hope Bancorp, Inc.	14,673	291,993
Horizon Bancorp	25,395	578,498
Independent Bank Corp. Rockland MA	1,226	79,813
LegacyTexas Financial Group, Inc.	2,437	95,677
Live Oak Bancshares, Inc.	13,086	227,042
MB Financial, Inc.	6,569	284,241
MidSouth Bancorp, Inc.	41,080	484,744
Northrim BanCorp, Inc.	12,890	362,209
OFG Bancorp	9,765	131,827
Orrstown Financial Services, Inc.	12,120	269,670
Pacific Continental Corp.	30,640	608,204
Pacific Mercantile Bancorp*	69,970	423,318
Park Sterling Corp.	5,150	50,109
People's Utah Bancorp	27,710	640,101
Preferred Bank	1,773	79,945
Premier Financial Bancorp, Inc.	34,980	643,282
PrivateBancorp, Inc.	2,852	133,417
Southside Bancshares, Inc.	4,403	169,383
Texas Capital Bancshares, Inc.*	1,396	101,559
Tompkins Financial Corp.	1,660	143,258
TriState Capital Holdings, Inc.*	8,182	166,913
TrustCo Bank Corp. NY	17,124	139,561
UMB Financial Corp.	3,746	284,771
United Bankshares, Inc.	5,281	243,718
United Community Banks, Inc.	3,164	85,998
Walker & Dunlop, Inc.*	1,239	36,414
Westamerica Bancorporation	2,698	167,357
Western Alliance Bancorp*	11,538	539,055
		15,813,804
The accompanying notes are an integral part of the portfolio of investments.
2

Beverages — 1.1%
DavidsTea, Inc.*	24,763	236,487
Farmer Brothers Co.*	27,654	963,742
MGP Ingredients, Inc.	7,718	365,061
Primo Water Corp.*	52,760	678,494
Reed's, Inc.*	53,398	213,592
		2,457,376
Biotechnology — 2.9%
Acorda Therapeutics, Inc.*	5,914	123,011
Alder Biopharmaceuticals, Inc.*	4,142	97,544
AMAG Pharmaceuticals, Inc.*	3,174	105,377
ANI Pharmaceuticals, Inc.*	2,019	118,980
Applied Genetic Technologies Corp.*	15,319	140,935
Blueprint Medicines Corp.*	20,861	612,688
Cambrex Corp.*	1,146	57,415
ChromaDex Corp.*	48,795	118,572
Exact Sciences Corp.*	25,104	370,786
Exelixis, Inc.*	10,771	182,245
Five Prime Therapeutics, Inc.*	3,922	225,593
Ligand Pharmaceuticals, Inc.*	1,187	123,923
Loxo Oncology, Inc.*	14,497	399,537
Medicines Co., (The)*	4,827	169,428
Momenta Pharmaceuticals, Inc.*	8,455	119,638
NeoGenomics, Inc.*	154,253	1,379,022
Organovo Holdings, Inc.*	45,573	137,630
Otonomy, Inc.*	29,440	500,480
Paratek Pharmaceuticals, Inc.*	13,638	183,431
Pfenex, Inc.*	21,603	200,260
Sage Therapeutics, Inc.*	8,859	443,924
Spectrum Pharmaceuticals, Inc.*	39,979	156,318
Sunesis Pharmaceuticals, Inc.*	20,580	82,937
		6,049,674
The accompanying notes are an integral part of the portfolio of investments.
3

Building Materials — 1.3%
AAON, Inc.	2,382	78,368
Apogee Enterprises, Inc.	1,184	56,477
Aspen Aerogels, Inc.*	39,368	151,567
Drew Industries, Inc.	1,629	171,208
Gibraltar Industries, Inc.*	16,495	742,275
Griffon Corp.	4,619	110,394
Headwaters, Inc.*	4,288	101,626
Patrick Industries, Inc.*	8,595	613,253
Simpson Manufacturing Co., Inc.	2,069	97,533
Summit Materials, Inc.*	16,628	395,248
Universal Forest Products, Inc.	2,701	268,317
US Concrete, Inc.*	8,881	504,885
		3,291,151
Chemicals — 1.3%
A Schulman, Inc.	2,902	96,637
Aceto Corp.	1,553	31,728
AdvanSix, Inc.*	3,845	71,901
Balchem Corp.	1,142	91,200
Calgon Carbon Corp.	4,182	74,021
Chemours Co., (The)	15,445	381,800
Hawkins, Inc.	7,480	363,154
HB Fuller Co.	4,743	222,874
Innophos Holdings, Inc.	2,039	111,166
Innospec, Inc.	1,121	73,650
Koppers Holdings, Inc.*	2,012	77,160
Kraton Corp.*	2,728	84,104
Landec Corp.*	90,697	1,296,967
Rayonier Advanced Materials, Inc.	6,815	94,592
Stepan Co.	2,701	219,240
		3,290,194
Coal — 0.0%
SunCoke Energy, Inc.*	4,934	56,346
Commercial Services — 5.9%
ABM Industries, Inc.	3,179	139,876
Albany Molecular Research, Inc.*	1,814	30,566
AMN Healthcare Services, Inc.*	3,294	109,690
ARC Document Solutions, Inc.*	126,270	563,164
AstroNova, Inc.	18,890	250,292
Barrett Business Services, Inc.	23,535	1,371,855
BG Staffing, Inc.	27,550	378,261
Brink's Co., (The)	4,054	163,782
CAI International, Inc.*	54,200	478,586
Capella Education Co.	1,954	170,487
Cardtronics PLC*	1,985	98,198
Care.com, Inc.*	30,887	263,157
CorVel Corp.*	1,091	35,130
CRA International, Inc.	20,370	669,358
Green Dot Corp.*	4,948	119,296
Hackett Group, Inc., (The)	18,788	333,675
Healthcare Services Group, Inc.	3,392	132,119
HealthEquity, Inc.*	1,801	80,199
HMS Holdings Corp.*	9,256	169,570
Insperity, Inc.	5,945	430,418
Kelly Services, Inc.	24,612	495,686
Landauer, Inc.	903	44,699
MarketAxess Holdings, Inc.	2,439	404,313
Matthews International Corp.	1,608	116,982
Medifast, Inc.	15,550	607,694
Monro Muffler Brake, Inc.	2,000	119,600
Navigant Consulting, Inc.*	3,071	75,854
Nord Anglia Education, Inc.*	17,779	426,696
Nutrisystem, Inc.	16,940	622,545
On Assignment, Inc.*	3,035	125,315
PAREXEL International Corp.*	2,105	124,195
PFSweb, Inc.*	72,363	575,286
Rent-A-Center, Inc.	9,155	105,740
Resources Connection, Inc.	36,584	589,002
RR Donnelley & Sons Co.	4,304	74,847
ServiceSource International, Inc.*	136,098	807,061
SP Plus Corp.*	31,864	884,226
Strayer Education, Inc.*	3,814	279,299
Team, Inc.*	2,595	89,008
TriNet Group, Inc.*	1,696	42,790
Viad Corp.	19,487	855,479
		13,453,996
The accompanying notes are an integral part of the portfolio of investments.
4

Computers — 4.8%
Brocade Communications Systems, Inc.	4,278	52,791
CACI International, Inc.*	1,145	148,163
Computer Services, Inc.	17,569	689,583
Datalink Corp.*	82,050	918,960
Digimarc Corp.*	12,434	386,076
DMC Global, Inc.	72,151	1,179,669
Electronics For Imaging, Inc.*	1,897	82,557
Engility Holdings, Inc.*	2,262	81,997
Everspin Technologies, Inc.*	20,025	146,983
ExlService Holdings, Inc.*	1,497	71,197
Globant S.A.*	4,732	162,118
Icad, Inc.*	71,137	261,073
Insight Enterprises, Inc.*	2,176	76,204
KEYW Holding Corp., (The)*	61,946	776,183
MAXIMUS, Inc.	1,853	102,452
Mercury Systems, Inc.*	40,273	1,196,511
Mitek Systems, Inc.*	88,303	494,497
MTS Systems Corp.	769	41,411
Nutanix, Inc.*	12,755	408,160
Quantum Corp.*	454,280	414,758
Radisys Corp.*	201,490	842,228
Super Micro Computer, Inc.*	3,359	91,869
Sykes Enterprises, Inc.*	19,509	549,764
TeleTech Holdings, Inc.	3,501	100,654
USA Technologies, Inc.*	97,344	413,712
Varonis Systems, Inc.*	5,424	158,381
VeriFone Systems, Inc.*	52,570	887,907
Vocera Communications, Inc.*	44,040	801,528
		11,537,386
Cosmetics/Personal Care — 0.2%
elf Beauty, Inc.*	13,557	426,639
Inter Parfums, Inc.	2,289	78,856
		505,495
Distribution/Wholesale — 0.9%
Anixter International, Inc.*	1,549	121,055
Beacon Roofing Supply, Inc.*	9,070	420,757
Essendant, Inc.	3,646	70,623
G-III Apparel Group Ltd.*	3,863	104,919
H&E Equipment Services, Inc.	15,075	277,531
Pool Corp.	2,106	211,885
ScanSource, Inc.*	1,959	74,148
SiteOne Landscape Supply, Inc.*	21,408	717,168
Titan Machinery, Inc.*	26,550	371,435
		2,369,521
Diversified Financial Services — 2.6%
Blackhawk Network Holdings, Inc.*	37,088	1,335,168
Encore Capital Group, Inc.*	4,540	124,623
Enova International, Inc.*	41,598	484,617
Evercore Partners, Inc.	1,107	74,612
Financial Engines, Inc.	3,587	125,007
FNFV Group*	139,655	1,787,584
Greenhill & Co, Inc.	6,119	169,496
Hennessy Advisors, Inc.	8,774	298,228
Interactive Brokers Group, Inc.	3,063	112,473
Investment Technology Group, Inc.	2,378	44,326
Piper Jaffray Cos*	1,580	115,261
PRA Group, Inc.*	3,304	118,779
Silvercrest Asset Management Group, Inc.	20,822	279,015
WageWorks, Inc.*	10,992	811,759
World Acceptance Corp.*	2,155	121,262
		6,002,210
The accompanying notes are an integral part of the portfolio of investments.
5

Electric — 0.1%
ALLETE, Inc.	4,232	261,622
Avista Corp.	1,395	56,456
El Paso Electric Co.	1,366	61,538
		379,616
Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc.*	2,466	136,148
Encore Wire Corp.	1,278	54,315
EnerSys	3,171	252,348
General Cable Corp.	4,266	79,987
Graham Corp.	14,664	325,834
Insteel Industries, Inc.	4,174	165,165
Littelfuse, Inc.	1,079	157,307
SPX Corp.*	4,521	110,448
Universal Display Corp.*	6,924	378,397
		1,659,949
Electronics — 2.4%
Brady Corp.	2,928	107,604
Coherent, Inc.*	1,014	132,327
CyberOptics Corp.*	7,048	203,687
ESCO Technologies, Inc.	1,920	107,328
FARO Technologies, Inc.*	2,255	82,082
II-VI, Inc.*	3,812	115,122
IMAX Corp.*	16,182	517,015
Itron, Inc.*	4,655	298,851
Ituran Location and Control Ltd.	22,201	553,915
Methode Electronics, Inc.	2,476	91,488
Napco Security Technologies, Inc.*	51,481	440,163
Orbotech Ltd.*	21,492	680,652
OSI Systems, Inc.*	6,966	527,326
Plexus Corp.*	2,641	134,955
Rogers Corp.*	1,868	138,830
Sanmina Corp.*	6,648	218,387
TASER International, Inc.*	15,702	427,565
TTM Technologies, Inc.*	8,548	115,996
ZAGG, Inc.*	90,420	596,772
		5,490,065
Energy-Alternate Sources — 0.4%
Green Plains, Inc.	3,277	88,807
REX American Resources Corp.*	6,135	599,267
TPI Composites, Inc.*	14,829	224,956
		913,030
Engineering & Construction — 1.7%
Aegion Corp.*	5,582	135,029
Argan, Inc.	5,261	318,028
Comfort Systems USA, Inc.	4,006	128,993
Dycom Industries, Inc.*	2,682	196,403
EMCOR Group, Inc.	4,741	328,883
Exponent, Inc.	1,390	84,303
Granite Construction, Inc.	10,908	643,463
MasTec, Inc.*	13,928	528,568
MYR Group, Inc.*	4,168	156,133
NV5 Global, Inc.*	23,154	846,279
Primoris Services Corp.	8,644	198,207
Sterling Construction Co, Inc.*	68,130	564,798
TopBuild Corp.*	2,707	98,237
		4,227,324
The accompanying notes are an integral part of the portfolio of investments.
6

Entertainment — 0.6%
International Speedway Corp.	24,078	886,070
Pinnacle Entertainment, Inc.*	3,069	41,830
Red Rock Resorts, Inc.	18,460	423,103
Scientific Games Corp.*	6,167	90,963
		1,441,966
Environmental Control — 0.6%
AquaVenture Holdings Ltd.*	12,300	285,975
Casella Waste Systems, Inc.*	16,570	209,776
Hudson Technologies, Inc.*	37,351	284,241
Tetra Tech, Inc.	3,198	137,034
US Ecology, Inc.	10,680	496,086
		1,413,112
Food — 1.3%
B&G Foods, Inc.	4,803	205,568
Calavo Growers, Inc.	2,981	160,825
Cal-Maine Foods, Inc.	1,158	47,131
Darling Ingredients, Inc.*	8,943	120,820
Ingles Markets, Inc.	28,740	1,319,166
J&J Snack Foods Corp.	681	82,694
Lifeway Foods, Inc.*	31,140	362,158
Sanderson Farms, Inc.	1,371	110,571
Snyder's-Lance, Inc.	3,587	133,652
SpartanNash Co.	2,270	82,197
		2,624,782
Forest Products & Paper — 0.0%
Clearwater Paper Corp.*	1,300	80,860
Neenah Paper, Inc.	743	63,081
PH Glatfelter Co.	2,957	67,922
		211,863
Gas — 0.5%
New Jersey Resources Corp.	2,340	80,613
Northwest Natural Gas Co.	2,390	136,947
South Jersey Industries, Inc.	4,502	148,566
Southwest Gas Corp.	1,612	119,498
Spire, Inc.	5,337	344,450
		830,074
Hand / Machine Tools — 0.2%
Franklin Electric Co, Inc.	1,615	63,066
Hardinge, Inc.	43,340	478,040
		541,106
The accompanying notes are an integral part of the portfolio of investments.
7

Healthcare-Products — 6.0%
Abaxis, Inc.	1,761	90,850
ABIOMED, Inc.*	1,897	212,919
Alpha Pro Tech, Ltd.*	44,141	152,286
Analogic Corp.	998	91,966
AxoGen, Inc.*	29,071	242,743
Biolase, Inc.*	95,333	166,833
BioTelemetry, Inc.*	17,855	347,280
Bovie Medical Corp.*	27,980	118,915
Cantel Medical Corp.	1,814	147,968
Cardiovascular Systems, Inc.*	16,784	406,005
Cerus Corp.*	141,702	739,684
CRH Medical Corp.*	158,710	872,905
CryoLife, Inc.	45,184	887,866
Cynosure, Inc.*	1,507	68,342
Digirad Corp.	51,023	237,257
Haemonetics Corp.*	3,260	129,194
ICU Medical, Inc.*	3,413	512,803
Inogen, Inc.*	7,589	488,959
Integra LifeSciences Holdings Corp.*	1,544	124,755
Invacare Corp.	5,623	64,664
Invuity, Inc.*	27,643	187,972
iRadimed Corp.*	15,204	168,004
iRhythm Technologies, Inc.*	6,810	207,705
K2M Group Holdings, Inc.*	22,451	422,079
LeMaitre Vascular, Inc.	27,721	628,435
Luminex Corp.*	2,141	43,527
Masimo Corp.*	3,409	210,915
Meridian Bioscience, Inc.	1,476	25,535
Merit Medical Systems, Inc.*	22,483	529,475
MiMedx Group, Inc.*	4,718	44,727
NanoString Technologies, Inc.*	29,530	649,660
Natus Medical, Inc.*	1,370	54,595
Novan, Inc.*	12,291	330,136
NuVasive, Inc.*	6,202	402,510
NxStage Medical, Inc.*	16,086	397,646
Obalon Therapeutics, Inc.*	18,108	220,918
Orthofix International N.V.*	665	25,051
Penumbra, Inc.*	5,506	340,821
Repligen Corp.*	8,930	287,546
Spectranetics Corp., (The)*	8,878	193,984
Tactile Systems Technology, Inc.*	17,294	282,411
Vascular Solutions, Inc.*	11,342	624,944
West Pharmaceutical Services, Inc.	7,912	642,059
Zeltiq Aesthetics, Inc.*	9,141	402,295
		13,427,144
The accompanying notes are an integral part of the portfolio of investments.
8

Healthcare-Services — 1.6%
Air Methods Corp.*	19,108	624,832
Almost Family, Inc.*	9,650	387,930
Amedisys, Inc.*	2,217	87,549
Amsurg Corp.*	2,682	182,698
Chemed Corp.	621	92,510
Ensign Group, Inc., (The)	5,019	108,511
Healthways, Inc.*	7,150	165,880
LHC Group, Inc.*	2,720	114,403
Magellan Health, Inc.*	2,346	170,789
Natera, Inc.*	44,752	537,024
Providence Service Corp., (The)*	927	34,030
Psychemedics Corp.	22,388	559,476
Select Medical Holdings Corp.*	7,167	87,079
Surgery Partners, Inc.*	13,769	203,093
Surgical Care Affiliates, Inc.*	8,111	341,068
US Physical Therapy, Inc.	4,377	280,128
		3,977,000
Holding Companies-Diversified — 0.1%
KLR Energy Acquisition Corp.*	13,432	141,305
Home Builders — 1.5%
Cavco Industries, Inc.*	4,611	435,970
Installed Building Products, Inc.*	13,842	574,443
LGI Homes, Inc.*	12,628	412,304
Meritage Homes Corp.*	1,017	36,663
PICO Holdings, Inc.*	50,178	717,545
TRI Pointe Group, Inc.*	36,523	424,397
UCP, Inc.*	37,040	405,588
Winnebago Industries, Inc.	17,439	565,896
		3,572,806
Home Furnishings — 0.2%
American Woodmark Corp.*	1,043	79,946
DTS, Inc.	1,939	82,330
Ethan Allen Interiors, Inc.	1,908	65,826
Hooker Furniture Corp.	10,752	293,530
iRobot Corp.*	968	55,176
La-Z-Boy, Inc.	1,163	31,110
Select Comfort Corp.*	2,991	67,656
Universal Electronics, Inc.*	4,018	270,612
		946,186
Household Products / Wares — 0.5%
Acme United Corp.	15,224	334,624
SodaStream International Ltd.*	26,820	976,784
WD-40 Co.	995	107,361
		1,418,769
Housewares — 0.4%
Lifetime Brands, Inc.	35,320	589,844
Toro Co., (The)	5,348	283,070
		872,914
The accompanying notes are an integral part of the portfolio of investments.
9

Insurance — 2.4%
Allied World Assurance Co. Holdings AG (Switzerland)	17,660	826,665
American Equity Investment Life Holding Co.	11,107	230,248
American National Insurance Co.	4,850	584,425
Conifer Holdings, Inc.*	54,480	389,532
Employers Holdings, Inc.	3,729	131,820
Health Insurance Innovations, Inc.*	9,725	131,287
Horace Mann Educators Corp.	2,570	103,185
Infinity Property & Casualty Corp.	1,346	116,092
ProAssurance Corp.	2,565	143,768
RLI Corp.	1,478	88,739
Safety Insurance Group, Inc.	1,702	119,736
Selective Insurance Group, Inc.	3,866	158,893
White Mountains Insurance Group Ltd.	2,198	1,839,660
		4,864,050
Internet — 4.4%
8x8, Inc.*	51,988	709,636
Autobytel, Inc.*	14,162	196,144
Blucora, Inc.*	3,569	50,501
Blue Nile, Inc.	2,978	120,073
Boingo Wireless, Inc.*	45,803	558,797
ePlus, Inc.*	7,558	840,450
Etsy, Inc.*	43,777	542,835
HealthStream, Inc.*	2,625	65,783
magicJack VocalTec Ltd.*	87,840	623,664
Match Group, Inc.*	19,334	347,625
Mimecast Ltd.*	36,117	738,954
NIC, Inc.	3,334	83,683
Proofpoint, Inc.*	8,269	636,796
Q2 Holdings, Inc.*	16,972	500,674
Quotient Technology, Inc.*	34,924	447,027
Reis, Inc.	17,428	380,802
Rightside Group Ltd.*	40,470	317,690
RingCentral, Inc.*	18,775	404,601
Shopify, Inc.*	9,999	416,658
Shutterstock, Inc.*	10,569	497,377
Stamps.com, Inc.*	1,004	106,625
Trade Desk, Inc., (The)*	15,489	411,698
Wix.com Ltd.*	10,934	541,233
Yelp, Inc.*	9,972	370,958
Zendesk, Inc.*	21,166	450,624
		10,360,908
Investment Companies — 0.6%
Acacia Research Corp.*	104,330	719,877
Capital Southwest Corp.	31,431	468,322
PennantPark Floating Rate Capital Ltd.	28,797	398,838
		1,587,037
Iron / Steel — 0.1%
AK Steel Holding Corp.*	14,144	129,135
Leisure Time — 0.7%
Arctic Cat, Inc.*	9,900	150,876
Callaway Golf Co.	4,678	56,838
Fox Factory Holding Corp.*	19,942	500,544
Intrawest Resorts Holdings, Inc.*	15,787	276,904
MCBC Holdings, Inc.	11,750	157,920
Planet Fitness, Inc.	22,114	448,251
		1,591,333
The accompanying notes are an integral part of the portfolio of investments.
10

Lodging — 0.9%
Belmond Ltd.*	10,812	140,015
Boyd Gaming Corp.*	4,776	89,980
ILG, Inc.	8,186	147,921
La Quinta Holdings, Inc.*	65,600	796,384
Marcus Corp., (The)	11,575	347,250
Monarch Casino & Resort, Inc.*	18,659	464,236
		1,985,786
Machinery-Construction & Mining — 0.4%
Astec Industries, Inc.	13,310	882,453
Machinery-Diversified — 1.2%
Albany International Corp.	1,126	52,584
Applied Industrial Technologies, Inc.	1,045	62,543
Chart Industries, Inc.*	2,562	91,079
Columbus McKinnon Corp.	19,200	505,344
Hurco Cos, Inc.	13,820	450,532
Manitex International, Inc.*	60,810	328,374
NN, Inc.	29,030	492,058
SPX FLOW, Inc.*	10,543	330,418
Tennant Co.	1,504	112,950
Twin Disc, Inc.*	50,867	738,080
		3,163,962
Media — 0.4%
Gannett Co, Inc.	7,852	74,908
Scholastic Corp.	1,251	55,157
TiVo Corp.*	7,248	146,772
Tribune Media Co.	19,837	712,347
		989,184
Metal Fabricate/Hardware — 0.7%
CIRCOR International, Inc.	889	56,336
Mueller Industries, Inc.	4,223	160,432
Mueller Water Products, Inc.	42,333	560,066
Northwest Pipe Co.*	38,250	670,140
TimkenSteel Corp.*	8,182	129,276
		1,576,250
Mining — 1.0%
A-Mark Precious Metals, Inc.	22,692	371,468
Century Aluminum Co.*	22,999	212,051
Fairmount Santrol Holdings, Inc.*	26,525	255,436
Kaiser Aluminum Corp.	1,039	85,603
Materion Corp.	1,920	73,632
Stillwater Mining Co.*	8,970	134,819
United States Lime & Minerals, Inc.	5,566	403,813
US Silica Holdings, Inc.	15,748	797,006
		2,333,828
The accompanying notes are an integral part of the portfolio of investments.
11

Miscellaneous Manufacturing — 1.7%
Actuant Corp.	1,678	43,544
Core Molding Technologies, Inc.*	9,079	144,810
EnPro Industries, Inc.	2,498	151,878
Fabrinet*	22,083	945,152
FreightCar America, Inc.	20,702	303,905
Harsco Corp.	14,378	201,292
Hillenbrand, Inc.	2,960	103,600
John Bean Technologies Corp.	10,654	960,991
Lydall, Inc.*	20,237	1,208,149
Proto Labs, Inc.*	1,026	53,455
Sturm Ruger & Co., Inc.	1,620	83,268
		4,200,044
Office Furnishings — 0.0%
Interface, Inc.	3,053	53,122
Oil & Gas — 2.2%
Atwood Oceanics, Inc.	28,400	268,664
Bill Barrett Corp.*	9,499	74,282
Callon Petroleum Co.*	37,311	658,166
Carrizo Oil & Gas, Inc.*	3,151	133,413
Evolution Petroleum Corp.	36,281	306,575
Gran Tierra Energy, Inc.*	86,490	250,821
Jones Energy, Inc.*	71,373	328,316
Matador Resources Co.*	8,508	226,653
Murphy USA, Inc.*	9,499	647,737
Oasis Petroleum, Inc.*	16,393	245,403
Parsley Energy, Inc.*	5,700	217,455
PBF Energy, Inc.	17,570	421,504
PDC Energy, Inc.*	5,172	385,056
Ring Energy, Inc.*	19,521	249,869
RSP Permian, Inc.*	9,688	432,569
Synergy Resources Corp.*	13,188	125,154
Unit Corp.*	4,358	105,899
		5,077,536
Oil & Gas Services — 0.9%
Dawson Geophysical Co.*	46,575	365,614
Flotek Industries, Inc.*	5,288	71,176
Helix Energy Solutions Group, Inc.*	17,356	181,370
Mammoth Energy Services, Inc.*	15,712	251,863
Natural Gas Services Group, Inc.*	28,861	821,096
Profire Energy, Inc.*	198,830	264,444
Tesco Corp.*	29,175	226,106
TETRA Technologies, Inc.*	13,636	74,043
		2,255,712
The accompanying notes are an integral part of the portfolio of investments.
12

Packaging & Containers — 0.2%
AEP Industries, Inc.	4,900	577,465
KapStone Paper and Packaging Corp.	4,714	96,307
Multi-Color Corp.	610	43,859
		717,631
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.*	15,871	475,336
Akorn, Inc.*	23,169	491,646
Anika Therapeutics, Inc.*	1,077	50,253
Array BioPharma, Inc.*	34,047	275,610
Collegium Pharmaceutical, Inc.*	17,514	290,032
Depomed, Inc.*	2,829	54,034
Eagle Pharmaceuticals, Inc.*	2,808	221,720
Enanta Pharmaceuticals, Inc.*	2,651	83,347
Flexion Therapeutics, Inc.*	16,889	278,668
Foamix Pharmaceuticals Ltd.*	42,828	393,589
Global Blood Therapeutics, Inc.*	8,573	164,173
Heska Corp.*	5,601	370,282
Imprimis Pharmaceuticals, Inc.*	28,859	78,496
Kindred Biosciences, Inc.*	29,218	124,176
MyoKardia, Inc.*	18,309	288,367
Natural Grocers by Vitamin Cottage, Inc.*	66,031	699,929
Nature's Sunshine Products, Inc.	19,746	298,165
Nektar Therapeutics*	7,708	94,693
Neogen Corp.*	1,733	109,664
Patheon N.V. (Netherlands)*	17,807	487,200
Phibro Animal Health Corp.	2,922	80,209
PRA Health Sciences, Inc.*	8,524	457,909
Prestige Brands Holdings, Inc.*	4,121	196,036
Revance Therapeutics, Inc.*	14,143	236,895
Synergy Pharmaceuticals, Inc.*	30,082	158,231
Teligent, Inc.*	20,540	147,683
Xencor, Inc.*	6,238	159,443
		6,765,786
Real Estate — 0.2%
Farmland Partners, Inc.	27,757	308,380
HFF, Inc.	2,032	58,928
Marcus & Millichap, Inc.*	11,570	317,597
		684,905
REITS — 1.6%
Acadia Realty Trust	3,764	124,438
Agree Realty Corp.	1,641	73,664
CareTrust REIT, Inc.	3,664	51,846
Cedar Realty Trust, Inc.	11,602	74,833
CoreSite Realty Corp.	1,355	95,568
Cousins Properties, Inc.	26,232	207,495
DiamondRock Hospitality Co.	8,155	86,361
EastGroup Properties, Inc.	2,590	176,923
GEO Group, Inc., (The)	20,164	670,655
Getty Realty Corp.	5,173	124,255
Government Properties Income Trust	6,612	124,239
Healthcare Realty Trust, Inc.	7,137	209,685
Lexington Realty Trust	12,112	125,117
Life Storage, Inc.	859	69,777
LTC Properties, Inc.	3,774	171,566
Medical Properties Trust, Inc.	7,925	94,466
Parkway, Inc.*	3,279	64,268
Post Properties, Inc.	2,005	130,365
PS Business Parks, Inc.	1,242	138,769
Retail Opportunity Investments Corp.	3,666	75,666
Sabra Health Care REIT, Inc.	8,635	191,093
Summit Hotel Properties, Inc.	6,963	99,014
Universal Health Realty Income Trust	3,063	181,667
Urstadt Biddle Properties, Inc.	4,968	112,525
		3,474,255
The accompanying notes are an integral part of the portfolio of investments.
13

Retail — 4.9%
Abercrombie & Fitch Co.	5,839	83,906
Asbury Automotive Group, Inc.*	2,463	144,701
Barnes & Noble Education, Inc.*	3,876	44,070
Barnes & Noble, Inc.	8,365	105,399
Big 5 Sporting Goods Corp.	27,230	526,900
Biglari Holdings, Inc.*	1,976	926,606
BJ's Restaurants, Inc.*	2,592	96,163
Bloomin' Brands, Inc.	29,850	555,210
BMC Stock Holdings, Inc.*	20,285	382,372
Bob Evans Farms, Inc.	1,288	57,509
Boot Barn Holdings, Inc.*	18,809	296,806
Buckle, Inc., (The)	2,812	71,144
Build-A-Bear Workshop, Inc.*	39,310	564,098
Carrols Restaurant Group, Inc.*	12,944	176,038
Casey's General Stores, Inc.	1,888	227,410
Children's Place, Inc., (The)	1,027	106,654
Chuy's Holdings, Inc.*	8,957	280,802
Cracker Barrel Old Country Store, Inc.	790	128,565
Del Taco Restaurants, Inc.*	55,635	807,820
Denny's Corp.*	10,734	129,774
Duluth Holdings, Inc.*	4,842	162,255
El Pollo Loco Holdings, Inc.*	4,723	59,510
Express, Inc.*	6,375	85,170
EZCORP, Inc.*	6,969	81,189
Fiesta Restaurant Group, Inc.*	3,891	111,477
Finish Line, Inc., (The)	5,591	125,462
FirstCash, Inc.	2,930	134,487
Five Below, Inc.*	13,657	537,540
Francesca's Holdings Corp.*	9,692	154,878
Gordmans Stores, Inc.*	129,440	93,197
Group 1 Automotive, Inc.	1,277	92,697
Habit Restaurants, Inc., (The)*	25,132	422,218
Hibbett Sports, Inc.*	2,854	114,873
J Alexander's Holdings, Inc.*	44,816	425,752
Kona Grill, Inc.*	25,393	312,334
Lithia Motors, Inc.	1,169	107,431
Lumber Liquidators Holdings, Inc.*	5,091	89,856
MarineMax, Inc.*	15,430	290,084
Ollie's Bargain Outlet Holdings, Inc.*	13,410	402,970
Papa John's International, Inc.	1,043	92,159
PC Connection, Inc.	20,650	554,246
PCM, Inc.*	35,280	710,892
Red Robin Gourmet Burgers, Inc.*	1,719	88,443
Regis Corp.*	2,708	36,558
Stage Stores, Inc.	43,650	189,877
Texas Roadhouse, Inc.	2,804	131,480
Vera Bradley, Inc.*	2,391	34,478
Wingstop, Inc.	12,014	368,710
Zumiez, Inc.*	17,080	423,584
		12,145,754
The accompanying notes are an integral part of the portfolio of investments.
14

Savings & Loans — 1.0%
Astoria Financial Corp.	5,686	92,966
BofI Holding, Inc.*	3,461	81,783
Brookline Bancorp, Inc.	9,875	147,138
Dime Community Bancshares, Inc.	8,292	155,060
FS Bancorp, Inc.	7,460	255,132
Meta Financial Group, Inc.	7,080	643,926
Pacific Premier Bancorp, Inc.*	9,767	313,032
Sterling Bancorp	29,962	681,636
		2,370,673
Semiconductors — 5.4%
Advanced Micro Devices, Inc.*	48,804	434,844
Ambarella, Inc.*	3,265	200,863
Amtech Systems, Inc.*	54,270	235,532
AXT, Inc.*	110,160	528,768
Cabot Microelectronics Corp.	1,581	94,196
Cavium, Inc.*	7,621	434,626
CEVA, Inc.*	26,307	836,563
Cirrus Logic, Inc.*	3,525	193,875
Cohu, Inc.	46,950	584,527
DSP Group, Inc.*	26,277	307,441
Exar Corp.*	4,206	42,018
GigPeak, Inc.*	265,620	714,518
Impinj, Inc.*	38,985	1,064,680
Inphi Corp.*	23,637	1,067,683
Kulicke & Soffa Industries, Inc.*	6,419	99,045
Mellanox Technologies Ltd.*	9,992	414,168
Microsemi Corp.*	4,990	273,202
MKS Instruments, Inc.	9,863	567,616
Monolithic Power Systems, Inc.*	8,100	664,524
Nanometrics, Inc.*	10,332	247,038
Power Integrations, Inc.	3,164	212,937
Rambus, Inc.*	3,550	46,683
Rudolph Technologies, Inc.*	30,680	601,328
Semtech Corp.*	5,218	146,626
Silicon Motion Technology Corp.	17,617	810,206
Tessera Technologies, Inc.	1,105	43,758
Ultra Clean Holdings, Inc.*	93,190	935,628
Ultratech, Inc.*	2,172	49,782
Xcerra Corp.*	112,850	715,469
		12,568,144
The accompanying notes are an integral part of the portfolio of investments.
15

Software — 6.3%
Amber Road, Inc.*	70,756	822,892
American Software, Inc.	29,780	328,176
Aspen Technology, Inc.*	9,812	518,368
Blackbaud, Inc.	2,160	135,605
Bottomline Technologies de, Inc.*	4,003	100,315
Box, Inc.*	28,006	426,251
BroadSoft, Inc.*	9,637	399,936
CommVault Systems, Inc.*	11,505	621,270
Computer Programs & Systems, Inc.	14,644	352,188
Coupa Software, Inc.*	14,746	468,038
CSG Systems International, Inc.	20,660	919,370
Ebix, Inc.	2,006	119,558
Everbridge, Inc.*	18,574	295,512
Evolent Health, Inc.*	23,522	442,214
Five9, Inc.*	55,910	885,055
HubSpot, Inc.*	8,350	468,435
InnerWorkings, Inc.*	64,300	594,775
Interactive Intelligence Group, Inc.*	1,446	87,411
j2 Global, Inc.	1,848	135,847
LivePerson, Inc.*	9,192	73,536
Manhattan Associates, Inc.*	3,806	199,434
ManTech International Corp.	2,301	98,966
Medidata Solutions, Inc.*	10,490	579,363
MicroStrategy, Inc.*	3,956	767,583
Omnicell, Inc.*	12,723	456,119
PDF Solutions, Inc.*	12,603	296,801
Progress Software Corp.*	5,306	156,898
PROS Holdings, Inc.*	16,676	398,390
QAD, Inc.	21,362	619,498
Quality Systems, Inc.	3,902	51,194
SharpSpring, Inc.*	41,925	223,041
Simulations Plus, Inc.	55,587	525,297
SPS Commerce, Inc.*	818	56,663
Synchronoss Technologies, Inc.*	2,561	124,157
SYNNEX Corp.	1,652	193,135
Tabula Rasa HealthCare, Inc.*	4,402	61,100
Take-Two Interactive Software, Inc.*	15,145	745,588
Talend S.A.*	18,364	424,025
Twilio, Inc.*	11,703	396,966
Xactly Corp.*	7,349	103,621
		14,672,591
Telecommunications — 3.3%
Acacia Communications, Inc.*	8,847	612,743
ADTRAN, Inc.	5,633	114,632
ATN International, Inc.	7,611	550,351
CalAmp Corp.*	4,959	72,104
Calix, Inc.*	38,465	290,411
Cincinnati Bell, Inc.*	2,647	54,528
Comtech Telecommunications Corp.	7,722	88,803
Gigamon, Inc.*	21,513	1,147,719
GTT Communications, Inc.*	28,955	735,457
Inteliquent, Inc.	1,671	37,831
Iridium Communications, Inc.*	9,628	84,726
LogMeIn, Inc.	1,382	139,375
NETGEAR, Inc.*	2,616	140,479
NeuStar, Inc.*	30,363	736,303
Oclaro, Inc.*	88,613	792,200
ORBCOMM, Inc.*	75,383	633,971
Quantenna Communications, Inc.*	27,510	522,415
RigNet, Inc.*	18,518	319,436
Telephone & Data Systems, Inc.	18,783	505,826
ViaSat, Inc.*	1,689	120,392
Viavi Solutions, Inc.*	23,640	185,574
		7,885,276
The accompanying notes are an integral part of the portfolio of investments.
16

Textiles — 0.7%
G&K Services, Inc.	693	66,473
UniFirst Corp.	12,046	1,702,702
		1,769,175
Transportation — 2.0%
Aegean Marine Petroleum Network, Inc.	2,340	26,325
Air Transport Services Group, Inc.*	109,239	1,769,672
ArcBest Corp.	4,606	140,253
Covenant Transportation Group, Inc.*	27,652	573,226
Echo Global Logistics, Inc.*	2,613	65,586
Forward Air Corp.	17,002	822,557
Heartland Express, Inc.	8,734	187,868
Hub Group, Inc.*	1,570	67,274
Knight Transportation, Inc.	3,275	114,625
Marten Transport Ltd.	2,931	71,370
Matson, Inc.	2,056	77,326
PAM Transportation Services, Inc.*	17,130	424,653
Saia, Inc.*	4,008	167,334
USA Truck, Inc.*	16,099	145,052
		4,653,121
Trucking & Leasing — 0.1%
Greenbrier Cos, Inc., (The)	3,222	125,014
Water — 0.0%
American States Water Co.	1,758	74,539
California Water Service Group	1,969	68,029
		142,568
TOTAL COMMON STOCKS
(Cost $181,760,736)		225,868,426
MONEY MARKET FUNDS - 4.0%
STIT-Treasury Portfolio, 0.26%	9,358,927	9,358,927
TOTAL MONEY MARKET FUNDS
(Cost $9,358,927)		9,358,927
TOTAL INVESTMENTS - 99.9%
(Cost $191,119,663)**		235,227,353
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		130,507
NET ASSETS - 100.0%		$235,357,860

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
	Cost of Investment	$191,119,663
	Gross unrealized appreciation	$50,754,871
	Gross unrealized depreciation	(6,647,181)
	Net unrealized appreciation (depreciation)	$44,107,690
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.
17

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments
November 30, 2016
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Altair Smaller Companies Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 11/30/2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock	$225,868,426	$225,727,121	$141,305	$-
Short-Term Investments	$9,358,927	$9,358,927	$-	$-
Total Investments*	$235,227,353	$235,086,048	$141,305	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2016, there was one transfer from a Level 1 to Level 2. This transfer, with a value of $141,305, occurred as a result of this security being valued using a significant unobservable input.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

18

BOGLE INVESTMENT MANAGEMENT
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016 (UNAUDITED)

	Number
	Of Shares	Value
Common Stocks—85.3%
Commercial Services—2.2%
Cardtronics PLC, Class A*	8,282	$409,711
Civeo Corp.*	83,520	158,688
DigitalGlobe, Inc.*	32,619	1,048,701
Ennis, Inc.	4,286	69,219
Quad/Graphics, Inc.	3,151	88,638
Realogy Holdings Corp.	44,844	1,082,983
RPX Corp.*	1,607	16,793
		2,874,733
Communications—0.9%
ShoreTel, Inc.*	170,148	1,191,036
Consumer Durables—3.0%
Callaway Golf Co.	90,629	1,101,142
iRobot Corp.*	14,345	817,665
Scientific Games Corp., Class A*	137,769	2,032,093
		3,950,900
Consumer Non-Durables—2.3%
Caleres, Inc.	9,439	309,033
Central Garden & Pet Co.*	9,943	287,154
Central Garden & Pet Co., Class A*	13,978	382,578
Crocs, Inc.*	140,708	984,956
Kate Spade & Co.*	69,900	1,038,015
Leucadia National Corp.	2,400	52,848
		3,054,584
Consumer Services—6.7%
Ascent Capital Group, Inc., Class A*	4,108	74,232
Capella Education Co.	5,507	480,486
Career Education Corp.*	4,702	46,973
Graham Holdings Co.	2,266	1,109,773
Grand Canyon Education, Inc.*	18,895	1,078,904
Houghton Mifflin Harcourt Co.*	54,662	604,015
International Game Technology PLC	35,093	904,698
K12, Inc.*	52,598	772,139
La Quinta Holdings, Inc.*	96,159	1,167,370
Liberty Global PLC LiLAC, Class A*	15,597	336,583
Liberty TripAdvisor Holdings, Inc., Class A*	49,711	797,862
MoneyGram International, Inc.*	32,423	354,059
Pinnacle Entertainment, Inc.*	3,900	53,157
Service Corp. International	35,373	954,717
		8,734,968
Distribution Services—2.2%
MRC Global, Inc.*	85,311	1,717,310
US Foods Holding Corp.*	22,911	523,746
WESCO International, Inc.*	10,646	722,863
		2,963,919
Electronic Technology—10.1%
Advanced Energy Industries, Inc.*	318	17,557
Alpha & Omega Semiconductor Ltd.*	4,139	90,023
Amkor Technology, Inc.*	124,524	1,471,874
Cirrus Logic, Inc.*	20,069	1,103,795

 The accompanying notes are an integral part of the portfolio of investments.
1

CyberOptics Corp.*	1,260	36,414
Engility Holdings, Inc.*	30,353	1,100,296
Entegris, Inc.*	62,086	1,114,444
Finisar Corp.*	50,515	1,678,613
Kratos Defense & Security Solutions, Inc.*	166,370	1,217,828
Kulicke & Soffa Industries, Inc.*	13,075	201,747
Lumentum Holdings, Inc.*	29,000	1,162,900
Nanometrics, Inc.*	7,826	187,120
Oclaro, Inc.*	121,288	1,084,315
Orbotech Ltd.*	42,979	1,361,145
Rudolph Technologies, Inc.*	6,327	124,009
Teradyne, Inc.	7,000	170,660
Ultratech, Inc.*	46,648	1,069,172
		13,191,912
Energy Minerals—3.0%
Cloud Peak Energy, Inc.*	104,630	600,576
CONSOL Energy, Inc.	60,762	1,250,482
Resolute Energy Corp.*	45,318	1,519,966
SunCoke Energy, Inc.*	45,060	514,585
		3,885,609
Finance—26.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	15,033	428,140
Cardinal Financial Corp.	39,289	1,256,855
CenterState Banks, Inc.	52,489	1,176,803
Central Pacific Financial Corp.	41,766	1,234,185
E*TRADE Financial Corp.*	18,955	654,137
East West Bancorp, Inc.	27,552	1,319,190
Enterprise Financial Services Corp.	27,495	1,055,808
ePlus, Inc.*	7,374	819,989
EZCORP, Inc., Class A*	181,957	2,119,799
First BanCorp Puerto Rico*	268,289	1,588,271
First Citizens BancShares, Inc., Class A	2,443	870,612
First Midwest Bancorp, Inc.	50,585	1,228,204
First NBC Bank Holding Co.*	3,400	23,970
Flagstar Bancorp, Inc.*	4,614	130,023
Genworth Financial, Inc., Class A*	180,105	770,850
Green Dot Corp., Class A*	45,873	1,105,998
Heartland Financial USA, Inc.	27,287	1,169,248
Hilltop Holdings, Inc.	40,110	1,126,690
HomeStreet, Inc.*	37,062	1,076,651
Independent Bank Group, Inc.	18,934	1,137,933
International Bancshares Corp.	8,374	325,958
INTL. FCStone, Inc.*	4,982	204,810
LegacyTexas Financial Group, Inc.	6,669	261,825
McGrath RentCorp	25,090	926,323
National Bank Holdings Corp., Class A	45,663	1,242,034
Nelnet, Inc.	10,565	533,004
OFG Bancorp	114,361	1,543,874
Piper Jaffray Companies*	450	32,827
Popular, Inc.	33,508	1,362,100
South State Corp.	10,999	934,365
Stifel Financial Corp.*	19,612	977,658
Synovus Financial Corp.	27,032	1,046,409
Union Bankshares Corp.	41,283	1,395,365
United Community Banks, Inc.	45,961	1,249,220
Virtu Financial, Inc., Class A	52,299	724,341
WSFS Financial Corp.	30,419	1,297,370
Xinyuan Real Estate Co., Ltd., ADR	20,876	115,444
		34,466,283
 The accompanying notes are an integral part of the portfolio of investments.
2

Health Services—1.1%
Alliance HealthCare Services, Inc.*	9,603	72,983
HMS Holdings Corp.*	13,608	249,299
Quorum Health Corp.*	75,582	432,329
WellCare Health Plans, Inc.*	5,100	698,802
		1,453,413
Health Technology—6.9%
Accuray, Inc.*	6,289	31,759
Achillion Pharmaceuticals, Inc.*	14,891	61,649
AngioDynamics, Inc.*	6,519	106,260
Array BioPharma, Inc.*	168,401	1,363,206
Cardiovascular Systems, Inc.*	2,555	61,805
Chimerix, Inc.*	29,364	143,590
Exelixis, Inc.*	75,286	1,273,839
Five Prime Therapeutics, Inc.*	14,333	824,434
Genomic Health, Inc.*	32,566	990,983
Glaukos Corp.*	3,109	97,032
Infinity Pharmaceuticals, Inc.*	332	385
Intra-Cellular Therapies, Inc.*	11,471	159,906
Lantheus Holdings, Inc.*	13,642	124,142
Minerva Neurosciences, Inc.*	396	5,108
Myriad Genetics, Inc.*	67,623	1,128,628
Nuvectra Corp.*	2,024	11,618
Ophthotech Corp.*	22,796	698,697
OraSure Technologies, Inc.*	82,365	694,337
Orthofix International N.V.*	3,886	146,386
Retrophin, Inc.*	16,664	341,112
Spectrum Pharmaceuticals, Inc.*	15,626	61,098
Supernus Pharmaceuticals, Inc.*	20,087	432,875
Syneron Medical Ltd.*	7,715	63,263
Vanda Pharmaceuticals, Inc.*	3,800	62,510
Xencor, Inc.*	3,892	99,480
		8,984,102
Industrial Services—0.7%
Advanced Disposal Services, Inc.*	23,161	464,610
Casella Waste Systems, Inc., Class A*	3,285	41,588
TETRA Technologies, Inc.*	79,441	431,365
		937,563
Non-Energy Minerals—2.1%
Coeur Mining, Inc.*	111,260	1,073,659
Gerdau SA, SP ADR	122,811	496,156
Mechel PJSC, SP ADR*	17,661	105,260
Ternium SA, SP ADR	45,973	1,125,879
		2,800,954
Process Industries—4.2%
AdvanSix, Inc.*	16,589	310,214
Chemours Co., (The)	59,479	1,470,321
Koppers Holdings, Inc.*	31,018	1,189,540
Trinseo SA	24,986	1,462,930
Tronox Ltd., Class A	92,310	1,046,795
		5,479,800
Producer Manufacturing—5.6%
Allison Transmission Holdings, Inc.	16,374	543,126
Astec Industries, Inc.	18,465	1,224,230
Chart Industries, Inc.*	36,796	1,308,098
Commercial Metals Co.	43,319	953,451
Continental Building Products, Inc.*	52,755	1,181,712
Encore Wire Corp.	26,804	1,139,170
Energy Recovery, Inc.*	3,044	33,149
Global Brass & Copper Holdings, Inc.	27,821	797,072
Harsco Corp.	4,563	63,882
Spartan Motors, Inc.	2,793	24,997
Supreme Industries, Inc., Class A	8,341	118,275
		7,387,162
The accompanying notes are an integral part of the portfolio of investments.
3

Retail Trade—1.0%
Finish Line, Inc., (The), Class A	50,369	1,130,280
PCM, Inc.*	8,702	175,345
		1,305,625
Technology Services—5.6%
A10 Networks, Inc.*	96	787
Barracuda Networks, Inc.*	5,050	111,302
Box, Inc., Class A*	74,753	1,137,741
Brightcove, Inc.*	12,458	103,401
Carbonite, Inc.*	13,453	248,881
CDW Corp/DE	6,215	318,457
ChannelAdvisor Corp.*	18,322	263,837
EVERTEC, Inc.	68,129	1,243,354
FireEye, Inc.*	89,228	1,145,687
Gigamon, Inc.*	10,819	577,194
Imperva, Inc.*	20,699	789,667
Intralinks Holdings, Inc.*	6,534	73,311
MeetMe, Inc.*	105,694	509,445
Mimecast Ltd.*	500	10,230
Rubicon Project, Inc., (The)*	61,168	461,818
Xactly Corp.*	22,444	316,460
		7,311,572
Transportation—1.0%
Latam Airlines Group SA, SP ADR*	8,569	74,379
YRC Worldwide, Inc.*	97,071	1,230,860
		1,305,239
Utilities—0.4%
Pampa Energia SA, SP ADR*	15,334	535,617
TOTAL COMMON STOCKS
(Cost $98,398,987)		111,814,991

Short-Term Investments—1.9%
Fidelity Investments Money Market Funds - Government Portfolio, 0.27%		2,485,743
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,485,743)		2,485,743
Total Investments—87.2%
(Cost $100,884,730)**		114,300,734
OTHER ASSETS IN EXCESS OF LIABILITIES—12.8%		16,756,137
NET ASSETS—100.0%		$131,056,871

* Non-income producing security.
** The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$100,884,730
Gross unrealized appreciation	$16,656,999
Gross unrealized depreciation	(3,240,995)
Net unrealized appreciation (depreciation)	$13,416,004
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

ADR - American Depositary Receipt.
PLC - Public Limited Company.
SP ADR - Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.
4

BOGLE INVESTMENT MANAGEMENT
SMALL CAP GROWTH FUND
NOTES TO PORFOLIO OF INVESTMENTS
NOVEMBER 30, 2016 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern  time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments*	$114,300,734	$114,300,734	$-	$-

* See Portfolio of Investments for detail on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

5

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund that require disclosure.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio of Investments

	Number of
	Shares	Value
COMMON STOCKS—96.9%
Basic Industries—4.1%
AgroFresh Solutions, Inc.*	210,630	$589,764
Ferro Corp.*	81,791	1,210,507
Graphic Packaging Holding Co.	373,418	4,693,864
Innophos Holdings, Inc.	67,809	3,696,947
Multi Packaging Solutions International Ltd.*	154,609	2,158,342
Orchids Paper Products Co.	91,193	2,271,618
PolyOne Corp.	28,953	954,580
Schweitzer-Mauduit International, Inc.	75,358	3,168,050
		18,743,672
Capital Goods—13.3%
Aegion Corp.*	107,643	2,603,884
Ampco-Pittsburgh Corp.	31,654	492,220
BMC Stock Holdings, Inc.*	181,985	3,430,417
Cabot Corp.	25,031	1,274,829
CECO Environmental Corp.	153,460	2,177,597
Continental Building Products, Inc.*	68,129	1,526,090
Cubic Corp.	44,586	2,064,332
Curtiss-Wright Corp.	23,912	2,403,634
Drew Industries, Inc.	84,626	8,894,193
Ferroglobe PLC	280,259	3,197,755
Ferroglobe Representation & Warranty Insurance* ‡	276,005	0
Granite Construction, Inc.	61,045	3,601,044
Hillenbrand, Inc.	40,005	1,400,175
Minerals Technologies, Inc.	55,847	4,523,607
Olin Corp.	109,637	2,850,562
Orion Group Holdings, Inc.*	233,872	2,331,704
Tutor Perini Corp.*	46,201	1,205,846
WESCO International, Inc.*	129,237	8,775,192
World Fuel Services Corp.	182,517	8,114,706
		60,867,787
Consumer Durables—1.8%
Strattec Security Corp.	16,282	633,370
Tempur Sealy International, Inc.*	25,047	1,585,475
Tower International, Inc.	117,372	3,075,146
Winnebago Industries, Inc.	100,517	3,261,777
		8,555,768
Consumer Non-Durables—3.1%
Nu Skin Enterprises, Inc. Class A	55,848	2,914,149
Skechers U.S.A., Inc.*	182,716	4,162,271
Steven Madden Ltd.*	122,924	4,554,334
Universal Corp.	51,124	2,814,376
		14,445,130
 The accompanying notes are an integral part of the portfolio of investments.

Consumer Services—17.9%
ABM Industries, Inc.	103,761	4,565,484
American Eagle Outfitters, Inc.	289,677	4,797,051
Barnes & Noble Education, Inc.*	124,543	1,416,054
Booz Allen Hamilton Holding Corp.	93,446	3,533,193
CBIZ, Inc.*	107,473	1,332,665
Civeo Corp.*	383,821	729,260
Clubcorp Holdings, Inc.	295,747	3,844,711
Ennis, Inc.	42,849	692,011
Finish Line Inc., (The), Class A	221,929	4,980,087
FTD Cos., Inc.*	84,204	1,924,903
FTI Consulting, Inc.*	67,299	2,873,667
G&K Services, Inc. Class A	36,181	3,470,482
Group 1 Automotive, Inc.	20,376	1,479,094
Heidrick & Struggles International, Inc.	77,926	1,652,031
ICF International, Inc.*	55,836	3,090,523
Jones Lang LaSalle, Inc.	13,736	1,391,182
KAR Auction Services, Inc.	69,530	2,931,385
Korn/Ferry International	36,954	937,893
Lithia Motors, Inc.	45,719	4,201,576
Live Nation Entertainment, Inc.*	46,823	1,296,061
MAXIMUS, Inc.	47,060	2,601,947
Navigant Consulting, Inc.*	118,854	2,935,694
Office Depot, Inc.	823,486	4,010,377
On Assignment, Inc.*	37,068	1,530,538
Papa Murphy's Holdings, Inc.*	240,849	1,141,624
PRA Group, Inc.*	46,845	1,684,078
RPX Corp.*	209,248	2,186,642
Scholastic Corp.	51,896	2,288,095
Tailored Brands, Inc.	223,569	4,194,154
Tetra Tech, Inc.	102,497	4,391,996
TravelCenters of America LLC*	156,972	1,036,015
Viad Corp.	29,364	1,289,080
XO Group, Inc.*	85,601	1,581,906
		82,011,459
Energy—3.7%
Bristow Group, Inc.	153,362	2,393,981
Dril-Quip, Inc.*	39,113	2,211,840
Extraction Oil & Gas, Inc.*	24,325	572,367
Gulfport Energy Corp.*	77,740	1,997,141
Parsley Energy, Inc., Class A*	36,466	1,391,178
RSP Permian, Inc.*	148,109	6,613,067
Western Refining, Inc.	47,650	1,709,205
		16,888,779
Finance—27.7%
Air Lease Corp.	232,784	8,347,634
AMERISAFE, Inc.	37,055	2,354,845
Assured Guaranty Ltd.	149,332	5,340,112
Banc of California, Inc.	188,227	2,842,228
CenterState Banks, Inc.	109,679	2,459,003
Columbia Banking System, Inc.	22,095	879,823
Essent Group Ltd.*	243,036	7,417,459

 The accompanying notes are an integral part of the portfolio of investments.

FCB Financial Holdings, Inc., Class A*	67,587	2,990,725
Federal Agricultural Mortgage Corp. Class C	45,513	2,458,157
First American Financial Corp.	175,538	6,624,804
First Citizens BancShares Inc., Class A	6,612	2,356,318
FirstCash, Inc.	63,062	2,894,546
Flushing Financial Corp.	53,801	1,408,510
Gladstone Capital Corp.	30,793	254,658
Global Indemnity PLC*	28,301	1,057,325
Greenhill & Co, Inc.	58,316	1,615,353
Hanmi Financial Corp.	82,628	2,536,680
Heritage Financial Corp.	69,208	1,567,561
Hope Bancorp, Inc.	110,731	2,203,547
Infinity Property & Casualty Corp.	22,422	1,933,898
James River Group Holdings Ltd.	83,343	3,248,710
Maiden Holdings Ltd.	322,040	4,959,416
Nationstar Mortgage Holdings, Inc.*	155,837	2,646,112
Navient Corp.	255,869	4,408,623
Navigators Group Inc. (The)	17,865	1,882,971
Nelnet, Inc., Class A	127,171	6,415,777
OneBeacon Insurance Group Ltd., Class A	123,500	1,895,725
Park Sterling Corp.	87,774	854,041
PennyMac Financial Services, Inc. Class A*	146,577	2,550,440
Radian Group, Inc.	444,351	6,469,751
Safety Insurance Group, Inc.	20,250	1,424,588
Silvercrest Asset Management Group, Inc. Class A	159,095	2,131,873
SLM Corp.*	938,734	9,453,051
State Auto Financial Corp.	44,794	1,155,237
Stewart Information Services Corp.	109,637	5,201,179
Stifel Financial Corp.*	108,483	5,407,878
Walker & Dunlop, Inc.*	187,025	5,496,665
Washington Federal, Inc.	57,461	1,864,609
		127,009,832
Health Care—7.2%
Amsurg Corp.*	42,391	2,887,675
Chemed Corp.	33,235	4,951,018
ICON PLC*	59,670	4,513,439
Integra LifeSciences Holdings Corp.*	36,782	2,971,986
LHC Group, Inc.*	34,643	1,457,084
LifePoint Health, Inc.*	71,298	3,917,825
Owens & Minor, Inc.	53,382	1,810,184
PAREXEL International Corp.*	79,507	4,690,913
PharMerica Corp.*	147,231	3,540,905
Select Medical Holdings Corp.*	179,227	2,177,608
		32,918,637
Real Estate Investment Trusts—7.8%
Altisource Residential Corp.	51,918	611,594
American Homes 4 Rent, Class A	58,714	1,237,104
Anworth Mortgage Asset Corp.	246,806	1,283,391
Ares Commercial Real Estate Corp.	268,252	3,629,449
Blackstone Mortgage Trust, Inc.	101,130	3,041,990
Chatham Lodging Trust	117,649	2,254,155

The accompanying notes are an integral part of the portfolio of investments.

Colony Capital, Inc. Class A	66,565	1,365,248
CYS Investments, Inc.	730,015	5,869,321
Gladstone Commercial Corp.	36,232	666,306
LaSalle Hotel Properties	77,295	2,169,671
MFA Financial, Inc.	577,752	4,518,021
MTGE Investment Corp.	58,831	982,478
Silver Bay Realty Trust Corp.	78,294	1,367,796
Starwood Property Trust, Inc.	95,353	2,142,582
Two Harbors Investment Corp.	528,112	4,578,731
		35,717,837
Technology—9.5%
Bel Fuse, Inc., Class B	113,924	3,337,973
Belden, Inc.	80,979	5,984,348
Brooks Automation, Inc.	243,312	3,965,986
Coherent, Inc.*	30,290	3,952,845
Convergys Corp.	54,334	1,405,620
EnerSys	64,917	5,166,095
First Solar, Inc.*	35,953	1,090,095
Insight Enterprises, Inc.*	39,237	1,374,080
NETGEAR, Inc.*	58,007	3,114,976
PC Connection, Inc.	26,098	700,470
Sykes Enterprises, Inc.*	164,909	4,647,136
SYNNEX Corp.	28,674	3,352,277
TeleTech Holdings, Inc.	141,105	4,056,769
Teradyne, Inc.	55,522	1,353,626
		43,502,296
Transportation—0.4%
Virgin America, Inc.*	34,935	1,973,828

Utilities—0.4%
PNM Resources, Inc.	35,000	1,106,000
Pure Cycle Corp.*	170,397	843,465
		1,949,465
TOTAL COMMON STOCKS
(Cost $339,994,077)		444,584,490
MONEY MARKET FUNDS—4.6%
Fidelity Investments Money Market Funds - Government Portfolio, 0.27%
TOTAL MONEY MARKET FUNDS
(Cost $21,264,849)		21,264,849
TOTAL INVESTMENTS—101.5%
(Cost $361,258,926)**		465,849,339
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.5)%		(6,980,130)
NET ASSETS—100.0%		$458,869,209

The accompanying notes are an integral part of the portfolio of investments.

PLC	Public Limited Company
*	Non-income producing.
‡
Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors.  As of November 30, 2016, these securities amounted to $0 or 0% of net assets.

**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:
	Cost of investments	$361,258,926
	Gross unrealized appreciation	$120,078,875
	Gross unrealized depreciation	(15,488,462)
	Net unrealized appreciation (depreciation)	$104,590,413
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS			NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II				Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Common Stock *	$444,584,490	$444,584,490	$—	$—
Money Market Funds	21,264,849	21,264,849	—	—
Total Assets	$465,849,339	$465,849,339	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—100.8%
COMMON STOCKS—95.7%
Basic Industries—7.1%
AK Steel Holding Corp.*	489,257	$4,466,916
Alcoa Corp.*	38,128	1,104,575
American Vanguard Corp.	185,219	3,370,986
Cameco Corp.	248,868	2,287,097
CF Industries Holdings, Inc.	85,197	2,465,601
Compass Minerals International, Inc.	31,420	2,436,621
Dominion Diamond Corp.	229,168	2,188,554
Fibria Celulose SA - Sponsored ADR	348,303	3,169,557
Freeport-McMoRan Copper & Gold, Inc.*	381,862	5,861,582
Goldcorp, Inc.	101,541	1,339,326
Monsanto Co. Ɨ	43,116	4,428,444
Mosaic Co., (The)	178,941	5,081,924
Nexeo Solutions, Inc.*	257,041	1,927,808
POSCO - ADR	99,272	5,304,103
Potash Corp of Saskatchewan, Inc.	153,211	2,793,037
Praxair, Inc.	40,879	4,917,744
Rio Tinto PLC - ADR	140,996	5,345,158
UFP Technologies, Inc.*	95,874	2,406,437
Universal Stainless & Alloy Products, Inc.*	71,555	880,127
US Silica Holdings, Inc.	86,957	4,400,894
		66,176,491
Capital Goods—8.0%
Aerojet Rocketdyne Holdings, Inc.*	124,378	2,527,361
Ampco-Pittsburgh Corp.	138,104	2,147,517
Arconic, Inc.	114,385	2,205,336
CECO Environmental Corp.	232,958	3,305,674
Chicago Bridge & Iron Co. NV Ɨ	121,709	4,078,469
Colfax Corp.*	107,660	4,049,093
Ferroglobe PLC	386,647	4,411,642
Ferroglobe Representation & Warranty Insurance* ‡	386,647	0
Fluor Corp. Ɨ	86,320	4,618,983
FreightCar America, Inc.	180,863	2,655,069
Global Brass & Copper Holdings, Inc.	45,337	1,298,905
Graham Corp.	111,797	2,484,129
Jacobs Engineering Group, Inc.*	73,588	4,563,192
KLX, Inc.*	48,253	1,881,384
LSB Industries, Inc.*	144,081	1,109,424
NCI Building Systems, Inc.*	201,895	3,371,647
NOW, Inc.*	39,099	842,192
Preformed Line Products Co. Ɨ	37,058	2,073,025
Quanta Services, Inc.*	58,362	1,967,967
Raven Industries, Inc.	188,682	4,726,484
Safran SA - ADR	171,358	2,937,076

The accompanying notes are an integral part of the portfolio of investments.

Triumph Group, Inc.	90,813	2,524,601
United Technologies Corp.	49,134	5,292,714
WESCO International, Inc.*	52,305	3,551,510
World Fuel Services Corp. Ɨ	117,354	5,217,559
		73,840,953
Communications—3.5%
51job, Inc. - ADR*	60,421	2,137,091
Alaska Communications Systems Group, Inc.*	711,135	1,080,925
Baidu, Inc. - Sponsored ADR*	16,821	2,808,266
Gaia, Inc.*	116,893	993,591
GoldMoney, Inc.*	407,264	1,035,366
Great Elm Capital Group, Inc.*	102,613	405,321
Hawaiian Telcom Holdco, Inc.*	4,046	92,411
Iridium Communications, Inc.*	334,590	2,944,392
Liberty Global PLC LiLAC, Class C*	152,908	3,237,062
Liberty Global PLC, Series C*	138,628	4,221,223
Ooma, Inc.*	96,338	895,943
Priceline Group, Inc., (The)*	2,421	3,640,409
Rubicon Project Inc., (The)*	224,357	1,693,895
VeriSign, Inc.*	53,132	4,189,458
Yandex NV, Class A*	168,808	3,209,040
		32,584,393
Consumer Durables—0.9%
CLARCOR, Inc.	43,005	3,029,702
Harman International Industries, Inc.	46,093	5,041,192
		8,070,894
Consumer Non-Durables—2.7%
Albany International Corp.	40,466	1,889,762
Coca-Cola Co., (The)	70,106	2,828,777
G-III Apparel Group Ltd.*	111,770	3,035,673
Kraft Heinz Co., (The)	37,771	3,084,002
Leucadia National Corp. Ɨ	240,192	5,289,028
Nomad Foods Ltd.*	308,143	2,899,626
Unilever NV Ɨ	75,245	2,997,008
VF Corp.	46,638	2,542,238
		24,566,114
Consumer Services—14.0%
Alibaba Group Holding Ltd. - Sponsored ADR*	38,532	3,622,779
Barrett Business Services, Inc. Ɨ	145,794	8,498,332
Biglari Holdings, Inc.*	4,040	1,894,477
Boot Barn Holdings, Inc.*	233,829	3,689,822
CDI Corp.*	254,281	1,830,823
comScore, Inc.*	48,525	1,409,166
Ctrip.com International Ltd. - ADR*	33,071	1,495,801
CVS Health Corp.	82,733	6,361,340
DSW, Inc., Class A	137,104	3,257,591
eBay, Inc.*	133,731	3,719,059
Eros International PLC*	265,228	3,726,453
Heidrick & Struggles International, Inc.	116,631	2,472,577
ICF International, Inc.*	55,525	3,073,309
IHS Markit Ltd.*	59,472	2,137,424
ILG, Inc.	165,850	2,996,910

The accompanying notes are an integral part of the portfolio of investments.

International Game Technology PLC	109,095	2,812,469
JD.com, Inc. - ADR*	115,263	3,097,117
Korn/Ferry International	100,540	2,551,705
La Quinta Holdings, Inc.*	275,687	3,346,840
Landauer, Inc. Ɨ	113,745	5,630,378
Liberty Expedia Holdings, Inc.* Ɨ	7,725	339,591
Liberty Interactive Corp., Class A* Ɨ	135,885	2,814,178
Liberty Ventures* Ɨ	11,588	452,164
ManpowerGroup, Inc.	37,284	3,184,426
Michael Kors Holdings Ltd.*	95,160	4,423,988
New Media Investment Group, Inc.	253,465	3,893,222
PRGX Global, Inc.*	161,819	881,914
Ralph Lauren Corp.	33,438	3,497,949
Realogy Holdings Corp. Ɨ	203,711	4,919,621
Scripps Networks Interactive, Inc., Class A	38,649	2,676,830
Tailored Brands, Inc.	239,083	4,485,197
Team, Inc.*	23,250	797,475
Tetra Tech, Inc.	92,723	3,973,181
Tiffany & Co.	30,571	2,521,496
Time Warner, Inc. Ɨ	74,196	6,812,677
Tractor Supply Co.	31,191	2,341,508
Twenty-First Century Fox, Inc., Class A	147,600	4,149,036
Walgreens Boots Alliance, Inc.	51,865	4,394,521
Williams-Sonoma, Inc.	54,314	2,975,321
Wynn Resorts Ltd.	21,843	2,227,768
		129,386,435
Energy—10.7%
Anadarko Petroleum Corp. #	106,644	7,374,433
Baker Hughes, Inc.	53,977	3,472,340
Canadian Natural Resources Ltd. Ɨ	94,023	3,175,157
ConocoPhillips	154,838	7,512,740
Core Laboratories NV	23,067	2,577,968
Dawson Geophysical Co.*	440,495	3,457,886
Energen Corp.*	72,773	4,517,020
EOG Resources, Inc.	44,951	4,608,376
EQT Corp.	91,155	6,388,142
Gulf Island Fabrication, Inc.	67,102	795,159
Gulfport Energy Corp.*	78,239	2,009,960
Halliburton Co. Ɨ	67,251	3,570,356
Kosmos Energy Ltd.*	880,451	4,666,390
LUKOIL PJSC - Sponsored ADR	43,364	2,133,942
Marathon Oil Corp.	365,820	6,606,709
Mitcham Industries, Inc.*	381,308	1,456,597
National Oilwell Varco, Inc.	104,422	3,901,206
Occidental Petroleum Corp.	93,931	6,702,916
Parsley Energy, Inc., Class A*	82,738	3,156,455
PBF Energy, Inc.	165,300	3,965,547
Phillips 66	67,327	5,593,527
Rice Energy, Inc.*	153,918	3,747,903
TransGlobe Energy Corp.	339,486	594,100
Valero Energy Corp.	68,543	4,219,507
Viper Energy Partners LP	188,644	2,961,711
		99,166,047

The accompanying notes are an integral part of the portfolio of investments.

Finance—24.7%
AerCap Holdings NV* Ɨ	87,012	3,728,464
Affiliated Managers Group, Inc.*	30,849	4,568,737
AMERCO	6,118	2,089,052
American International Group, Inc. Ɨ	69,311	4,389,466
Aspen Insurance Holdings Ltd. Ɨ	71,095	3,622,290
Axis Capital Holdings Ltd. Ɨ	41,628	2,539,724
Bank of America Corp. Ɨ	669,856	14,147,359
Berkshire Hathaway, Inc. Class B* Ɨ	79,415	12,503,098
BGC Partners, Inc., Class A	272,797	2,665,227
Boulevard Acquisition, Corp. II*	227,000	2,321,075
Century Bancorp, Inc., Class A Ɨ	33,518	1,821,703
Charles Schwab Corp., (The) Ɨ	166,296	6,429,003
Chubb Ltd. Ɨ	41,682	5,335,296
Citigroup, Inc.	263,351	14,850,363
CNinsure, Inc. - ADR*	141,405	1,343,347
East West Bancorp, Inc.	116,093	5,558,533
Ezcorp, Inc., Class A*	379,316	4,419,031
Federated National Holding Co.	93,880	1,632,573
Flushing Financial Corp. Ɨ	94,950	2,485,791
Fortress Investment Group LLC	826,081	4,279,100
Franklin Resources, Inc.	117,124	4,598,288
Heritage Insurance Holdings, Inc.	145,169	2,094,789
JPMorgan Chase & Co. Ɨ	114,167	9,152,768
Lake Sunapee Bank Group	26,815	584,567
Lazard Ltd., Class A	129,086	5,014,991
LHC Group, Inc.* Ɨ	96,741	4,068,926
Loews Corp.	86,512	3,862,761
Maiden Holdings Ltd. Ɨ	538,291	8,289,681
Morgan Stanley	243,460	10,069,506
National Western Life Group, Inc. Class A Ɨ	8,322	2,175,704
Nationstar Mortgage Holdings, Inc.*	205,332	3,486,537
New Residential Investment Corp.	271,859	4,200,222
NorthStar Asset Management Group, Inc.	232,302	3,428,777
Oaktree Capital Group LLC	85,097	3,527,271
Opus Bank	84,390	2,135,067
PennyMac Financial Services, Inc. Class A* Ɨ	298,489	5,193,709
Renaissance Holdings Ltd. Ɨ	27,921	3,645,366
Sprott, Inc.*	3,279,208	6,273,777
State Street Corp. Ɨ	87,717	6,912,100
Stifel Financial Corp.*	66,362	3,308,146
SVB Financial Group*	38,513	6,086,209
Synchrony Financial Ɨ	187,058	6,464,724
Triton International Ltd.	137,600	2,654,304
Validus Holdings Ltd. Ɨ	75,664	4,111,582
Wells Fargo & Co. #	223,876	11,847,518
White Mountains Insurance Group Ltd.	5,011	4,194,057
		228,110,579
Health Care—11.2%
Allergan PLC*	18,682	3,629,913
AMAG Pharmaceuticals, Inc.*	155,640	5,167,248

 The accompanying notes are an integral part of the portfolio of investments.

Anthem, Inc.	26,967	3,843,607
Carriage Services Inc.	84,546	2,294,579
Cigna Corp.	36,857	4,966,112
DaVita HealthCare Partners, Inc.* Ɨ	108,720	6,887,412
Fresenius Medical Care AG & Co. KGaA - ADR Ɨ	140,873	5,488,412
Gilead Sciences, Inc.	50,358	3,711,385
HCA Holdings, Inc.* Ɨ	89,224	6,325,089
Keryx Biopharmaceuticals, Inc.*	353,798	2,052,028
Laboratory Corp. of America Holdings* Ɨ	45,727	5,754,743
MEDNAX, Inc.*	36,649	2,399,410
Medtronic PLC #	62,692	4,577,143
Merck & Co., Inc.	140,442	8,593,646
Mylan NV*	114,151	4,179,068
Myriad Genetics, Inc.*	86,357	1,441,298
Paratek Pharmaceuticals, Inc.*	109,789	1,476,662
Pfizer, Inc.	195,799	6,292,980
PharMerica Corp.* Ɨ	187,783	4,516,181
Sanofi - ADR Ɨ	107,635	4,326,927
Shire PLC - ADR	23,082	4,030,117
Teva Pharmaceutical Industries Ltd. - Sponsored ADR Ɨ	92,494	3,487,024
uniQure NV*	233,262	1,464,885
UnitedHealth Group, Inc.	41,554	6,578,829
		103,484,698
Real Estate Investment Trusts—0.3%
MedEquities Realty Trust, Inc.*	272,000	2,962,080

Technology—8.3%
Alliance Data Systems Corp.	20,792	4,756,794
CDW Corp.	43,354	2,221,459
Citrix Systems, Inc.*	44,192	3,832,772
Cognizant Technology Solutions Corp., Class A* # Ɨ	44,064	2,427,045
CommerceHub, Inc., Series A* Ɨ	1,930	29,182
CommerceHub, Inc., Series C* Ɨ	3,862	56,964
Dolby Laboratories, Inc. Class A Ɨ	78,735	3,633,620
First Data Corp., Class A*	223,048	3,249,809
Flextronics International Ltd.* Ɨ	312,145	4,444,945
Generac Holdings, Inc.*	67,062	2,748,201
Hollysys Automation Technologies, Ltd.	120,202	2,267,010
Infinera Corp.*	183,689	1,561,356
Ingram Micro, Inc., Class A* Ɨ	106,733	3,996,084
International Business Machines Corp. Ɨ	45,002	7,300,224
Luxoft Holding, Inc.*	46,296	2,539,336
Microsoft Corp.	137,515	8,286,654
Net 1 UEPS Technologies, Inc.*	199,904	2,280,905
Oracle Corp. Ɨ	107,802	4,332,562
PayPal Holdings, Inc.*	137,360	5,395,501
Quality Systems, Inc.	202,152	2,652,234
Science Applications International Corp.	59,569	4,918,612
Zebra Technologies Corp., Class A*	43,657	3,451,086
		76,382,355
Transportation—3.3%
AP Moller - Maersk A/S - ADR	326,848	2,170,271
ArcBest Corp.	96,868	2,949,630

The accompanying notes are an integral part of the portfolio of investments.

Atlas Air Worldwide Holdings, Inc.*	70,629	3,489,073
CH Robinson Worldwide, Inc.	59,931	4,485,835
Costamare, Inc.	478,345	2,755,267
Dorian LPG Ltd.*	275,060	1,919,919
Expeditors International of Washington, Inc.	41,878	2,208,646
Golar LNG Partners LP	108,162	2,409,849
Roadrunner Transportation Systems, Inc.*	87	873
Teekay LNG Partners LP	218,490	3,353,821
XPO Logistics, Inc.*	109,609	4,880,889
		30,624,073
Utilities—1.0%
AES Corp. Ɨ	262,575	3,006,484
Cheniere Energy, Inc.*	78,914	3,224,426
MPLX LP	99,012	3,252,544
		9,483,454
TOTAL COMMON STOCKS
(Cost $716,880,134)		884,838,566
EXCHANGE TRADED FUNDS—0.6%
Energy—0.6%
Alerian MLP ETF	478,522	5,914,532
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,903,840)		5,914,532
MONEY MARKET FUNDS—4.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.25%
TOTAL MONEY MARKET FUNDS
(Cost $41,677,549)		41,677,549
TOTAL INVESTMENTS—100.8%
(Cost $763,461,523)**		932,430,647
SECURITIES SOLD SHORT—(21.4%)
COMMON STOCKS—(20.2%)
Basic Industries—(0.8%)
Ball Corp.	(43,983)	(3,301,364)
Kennady Diamonds, Inc.*	(45,900)	(132,920)
NewMarket Corp.	(8,597)	(3,597,071)
Tanzanian Royalty Exploration Corp.*	(171,865)	(82,495)
		(7,113,850)
Capital Goods—(1.5%)
Applied Energetics, Inc.*	(238,070)	(6,571)
Black Box Corp.	(148,198)	(2,274,839)
DynaMotive Energy Systems Corp.*	(72,185)	(7)
Griffon Corp.	(199,972)	(4,779,331)
Manitowoc Foodservice, Inc.*	(140,141)	(2,486,101)
Proto Labs, Inc.*	(43,747)	(2,279,219)
Smith & Wesson Holding Corp.*	(96,172)	(2,243,693)
		(14,069,761)
Communications—(1.9%)
Check Point Software Technologies Ltd.*	(38,500)	(3,169,705)
Criteo SA - Sponsored ADR*	(35,248)	(1,454,685)
CTC Communications Group, Inc.*	(98,900)	0
Gogo, Inc.*	(206,241)	(1,936,603)
Interliant, Inc.*	(600)	0
Lumos Networks Corp.*	(124,658)	(1,812,527)

 The accompanying notes are an integral part of the portfolio of investments.

Match Group, Inc.*	(102,168)	(1,836,981)
Sprint Corp.*	(495,391)	(3,883,865)
TrueCar, Inc.*	(260,133)	(3,220,447)
		(17,314,813)
Consumer Durables—(0.6%)
Qsound Labs, Inc.*	(4,440)	(1)
Tesla Motors, Inc.*	(14,522)	(2,750,467)
Universal Electronics, Inc.*	(37,501)	(2,525,692)
		(5,276,160)
Consumer Non-Durables—(0.9%)
Amish Naturals, Inc.*	(25,959)	0
Amplify Snack Brands, Inc.*	(160,969)	(1,529,205)
Inventure Foods, Inc.*	(203,980)	(1,843,979)
National Beverage Corp.	(50,032)	(2,526,116)
Nintendo Co., Ltd.	(10,700)	(2,636,789)
Valence Technology, Inc.*	(27,585)	(3)
		(8,536,092)
Consumer Services—(3.9%)
Blackhawk Network Holdings, Inc.*	(79,363)	(2,857,068)
Cimpress NV*	(47,657)	(4,143,776)
Corporate Resource Services, Inc.*	(218,896)	(263)
Houghton Mifflin Harcourt Co.*	(201,342)	(2,224,829)
Jamba, Inc.*	(111,749)	(1,108,550)
Medidata Solutions, Inc.*	(40,777)	(2,252,114)
Netflix, Inc.*	(60,110)	(7,032,870)
PetMed Express, Inc.	(189,908)	(4,145,692)
Quotient Technology, Inc.*	(168,741)	(2,159,885)
Red Robin Gourmet Burgers, Inc.*	(66,626)	(3,427,908)
Rosetta Stone, Inc.*	(187,803)	(1,519,326)
Sturm Ruger & Co, Inc.	(33,396)	(1,716,554)
TripAdvisor, Inc.*	(47,027)	(2,270,463)
Wingstop, Inc.	(51,177)	(1,570,622)
		(36,429,920)
Energy—0.0%
Beard Co.*	(9,710)	(16)

Finance—(0.3%)
Cincinnati Financial Corp.	(33,394)	(2,562,656)

Health Care—(4.5%)
Accelerate Diagnostics, Inc.*	(149,402)	(3,727,580)
AtriCure, Inc.*	(164,686)	(2,962,701)
Blueprint Medicines Corp.*	(60,134)	(1,766,135)
BodyTel Scientific, Inc.*	(4,840)	0
CareView Communications, Inc.*	(207,465)	(14,522)
Corindus Vascular Robotics, Inc.*	(624,000)	(430,560)
Cross Country Healthcare, Inc.*	(325,244)	(4,663,999)
Endologix, Inc.*	(213,502)	(1,569,240)
Exact Sciences Corp.*	(136,261)	(2,012,575)
GenMark Diagnostics, Inc.*	(193,763)	(2,251,526)
Insulet Corp.*	(96,555)	(3,249,076)
K2M Group Holdings, Inc.*	(144,654)	(2,719,495)
Penumbra, Inc.*	(28,839)	(1,785,134)
Radius Health, Inc.*	(45,331)	(2,412,516)

 The accompanying notes are an integral part of the portfolio of investments.

ResMed, Inc.	(41,891)	(2,575,459)
Spire, Inc.	(22,065)	(1,424,075)
STAAR Surgical Co.*	(266,314)	(2,889,507)
Synergy Pharmaceuticals, Inc.*	(168,403)	(885,800)
Wright Medical Group NV*	(184,965)	(4,261,594)
		(41,601,494)
Real Estate Investment Trusts—(0.6%)
Digital Realty Trust, Inc.	(32,932)	(3,040,611)
Monogram Residential Trust, Inc.	(233,886)	(2,462,820)
		(5,503,431)
Technology—(3.0%)
3D Systems Corp.*	(173,294)	(2,400,122)
ANTs software, Inc.*	(10,334)	(1)
Apptio, Inc.*	(105,400)	(2,087,974)
Atlassian Corp PLC Class A*	(124,185)	(3,370,381)
Axcelis Technologies, Inc.*	(40,363)	(550,955)
Benefitfocus, Inc.*	(37,700)	(1,029,210)
Capstone Turbine Corp.*	(33,777)	(30,062)
Cavium, Inc.*	(34,283)	(1,955,159)
Consygen, Inc.*	(200)	0
Ener1, Inc.*	(102,820)	(10)
Inphi Corp.*	(45,457)	(2,053,293)
Inseego Corp.*	(801,495)	(1,843,438)
Nestor, Inc.*	(15,200)	(2)
Palo Alto Networks, Inc.*	(23,391)	(3,143,049)
PROS Holdings, Inc.*	(94,982)	(2,269,120)
Q2 Holdings, Inc.*	(85,617)	(2,525,701)
Tiger Telematics, Inc.*	(6,510)	0
Uni-Pixel, Inc.*	(19,665)	(23,205)
Workday, Inc. Class A*	(57,403)	(4,840,221)
Worldgate Communications, Inc.*	(582,655)	(58)
Xybernaut Corp.*	(34,156)	0
		(28,121,961)
Transportation—(0.3%)
Hawaiian Holdings, Inc.*	(54,663)	(2,806,945)

Utilities—(1.9%)
Avista Corp.	(35,541)	(1,438,344)
California Water Service Group	(53,420)	(1,845,661)
Chesapeake Utilities Corp.	(30,598)	(1,982,751)
El Paso Electric Co.	(65,507)	(2,951,090)
MGE Energy, Inc.	(29,366)	(1,738,467)
New Jersey Resources Corp.	(40,857)	(1,407,524)
NorthWestern Corp.	(24,381)	(1,367,774)
ONE Gas, Inc.	(24,589)	(1,475,586)
PNM Resources, Inc.	(45,604)	(1,441,086)
WGL Holdings, Inc.	(21,334)	(1,547,995)
		(17,196,278)
TOTAL COMMON STOCKS
(Proceeds $(179,518,991))		(186,533,377)
EXCHANGE TRADED FUNDS—(1.2%)
Finance—(1.2%)
iShares 20+ Year Treasury Bond ETF	(46,499)	(5,591,040)
SPDR Bloomberg Barclays International Treasury Bond ETF*	(225,072)	(5,863,125)
		(11,454,165)
 The accompanying notes are an integral part of the portfolio of investments.

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(12,703,958))		(11,454,165)
TOTAL SECURITIES SOLD SHORT—(21.4%)
(Proceeds $(192,222,949))		(197,987,542)
	Number
	of Contracts
OPTIONS WRITTEN ƗƗ—(0.1%)
Anadarko Petroleum Corp.
Put Options Expires 01/20/2017
Strike Price $25.00	(13,973)	(27,946)
Cognizant Technology Solutions Corp., Class A
Put Options Expires 01/18/2019
Strike Price $45.00	(694)	(315,770)
Medtronic PLC
Put Options Expires 01/18/2019
Strike Price $70.00	(695)	(632,450)
Wells Fargo & Co.
Put Options Expires 01/18/2019
Strike Price $40.00	(1,692)	(490,680)
TOTAL OPTIONS WRITTEN
(Premiums received $(7,608,168))		(1,466,846)
OTHER ASSETS IN EXCESS OF LIABILITIES—20.7%		191,788,482
NET ASSETS—100.0%		$924,764,741

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡
Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors.  As of November 30, 2016, these securities amounted to $0 or 0% of net assets.

#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:
	Cost of investments	$763,461,523
	Gross unrealized appreciation	$185,638,613
	Gross unrealized depreciation	(16,669,489)
	Net unrealized appreciation (depreciation)	$168,969,124

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS			NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND				Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Common Stock
Basic Industries	$66,176,491	$66,176,491	$—	$—
Capital Goods	73,840,953	73,840,953	—	—
Communications	32,584,393	32,584,393	—	—
Consumer Durables	8,070,894	8,070,894	—	—
Consumer Non-Durables	24,566,114	24,566,114	—	—
Consumer Services	129,386,435	129,386,435	—	—
Energy	99,166,047	99,166,047	—	—
Finance	228,110,579	225,789,504	2,321,075	—
Health Care	103,484,698	103,484,698	—	—
Real Estate Investment Trusts	2,962,080	2,962,080	—	—
Technology	76,382,355	76,382,355	—	—
Transportation	30,624,073	30,624,073	—	—
Utilities	9,483,454	9,483,454	—	—
Exchange Traded	5,914,532	5,914,532	—	—
Money Market Funds	41,677,549	41,677,549	—	—
Total Assets	$932,430,647	$930,109,572	$2,321,075	$—

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Securities Sold Short
Basic Industries	$(7,113,850)	$(7,113,850)	$—	$—
Capital Goods	(14,069,761)	(14,069,754)	—	(7)
Communications	(17,314,813)	(17,314,813)	—	—
Consumer Durables	(5,276,160)	(5,276,160)	—	—
Consumer Non-Durables	(8,536,092)	(5,899,300)	(2,636,789)	(3)
Consumer Services	(36,429,920)	(36,429,920)	—	—
Energy	(16)	—	(16)	—
Finance	(2,562,656)	(2,562,656)	—	—
Health Care	(41,601,494)	(41,601,494)	—	—
Real Estate Investment Trusts	(5,503,431)	(5,503,431)	—	—
Technology	(28,121,961)	(28,121,889)	—	(72)
Transportation	(2,806,945)	(2,806,945)	—	—
Utilities	(17,196,278)	(17,196,278)	—	—
Exchange Traded	(11,454,165)	(11,454,165)	—	—
Options Written
Equity Contracts	(1,466,846)	(1,123,130)	(343,716)	—
Total Liabilities	$(199,454,388)	$(196,473,785)	$(2,980,521)	$(82)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—99.7%
COMMON STOCKS—95.1%
Basic Industries—5.7%
Berry Plastics Group, Inc.* Ɨ	1,007,883	$50,162,337
Crown Holdings, Inc.*	609,944	33,174,854
Ferro Corp.*	1,299,340	19,230,232
Graphic Packaging Holding Co. Ɨ	5,017,766	63,073,319
Packaging Corp of America Ɨ	391,604	33,192,355
PPG Industries, Inc. Ɨ	500,779	48,039,729
Sealed Air Corp.	1,029,275	46,934,940
Steel Dynamics, Inc.	643,814	22,842,521
Stornoway Diamond Corp.*	26,913,645	20,235,823
WestRock Co. Ɨ	705,989	36,146,637
		373,032,747
Capital Goods—10.4%
AMETEK, Inc.	537,963	25,472,548
BAE Systems PLC	1,923,807	14,448,574
CRH PLC	876,702	29,147,064
General Dynamics Corp. Ɨ	298,244	52,297,085
Honeywell International, Inc. Ɨ	270,003	30,764,142
Huntington Ingalls Industries, Inc. Ɨ	170,171	30,419,768
Ingersoll-Rand PLC Ɨ	375,631	27,999,535
Koninklijke Philips NV	984,964	28,274,038
L-3 Communications Holdings, Inc.	88,702	13,994,515
Lockheed Martin Corp. Ɨ	187,686	49,783,711
Masco Corp. Ɨ	1,166,027	36,904,755
Northrop Grumman Corp. Ɨ	126,365	31,547,022
Raytheon Co. Ɨ	342,454	51,210,571
Safran SA	674,451	46,289,640
Siemens AG, Registered Shares	327,025	36,863,496
Stanley Black & Decker, Inc. Ɨ	282,493	33,512,145
Textron, Inc. Ɨ	1,294,449	59,583,487
United Technologies Corp. Ɨ	330,682	35,621,065
Vinci SA	519,417	33,639,895
WABCO Holdings, Inc.*	90,514	8,916,534
		676,689,590
Communications—5.8%
Alphabet, Inc., Class A* Ɨ	120,902	93,805,444
Baidu, Inc. - Sponsored ADR* Ɨ	162,900	27,196,155
Comcast Corp., Class A Ɨ	871,858	60,602,850
Liberty Broadband Corp., Class C* Ɨ	124,725	8,894,140
Liberty Global PLC LiLAC, Class C* Ɨ	517,926	10,964,486
Liberty Global PLC, Series C* Ɨ	1,779,095	54,173,443
NetEase, Inc. - ADR Ɨ	126,014	28,239,737
Priceline Group, Inc., (The)*	13,544	20,365,842

 The accompanying notes are an integral part of the portfolio of investments.

Verizon Communications, Inc. Ɨ	593,644	29,622,836
Vodafone Group PLC	8,686,169	20,983,592
Yandex NV, Class A*	342,928	6,519,061
YY, Inc. - ADR*	377,935	16,353,247
		377,720,833
Consumer Durables—1.5%
Brunswick Corp.	766,772	38,430,613
Newell Brands, Inc.	373,833	17,573,889
Suzuki Motor Corp.	474,800	15,535,125
Tenneco, Inc.* Ɨ	479,567	28,270,475
		99,810,102
Consumer Non-Durables—4.2%
Activision Blizzard, Inc.	301,557	11,040,002
Altria Group, Inc.	589,745	37,702,398
Coca-Cola European Partners PLC	761,070	24,704,332
Coca-Cola West Co Ltd.	568,300	16,178,043
Constellation Brands, Inc., Class A Ɨ	148,581	22,456,532
Electronic Arts, Inc.*	153,313	12,148,522
Greencore Group PLC	4,308,903	15,676,055
Hanesbrands, Inc.	813,993	18,909,057
Hasbro, Inc.	303,189	25,889,309
Imperial Brands PLC	356,595	15,291,805
Nomad Foods Ltd.*	1,853,264	17,439,214
PepsiCo, Inc.	343,506	34,384,951
PVH Corp.	181,333	19,210,418
		271,030,638
Consumer Services—8.2%
Advance Auto Parts, Inc.	184,157	31,255,126
Alibaba Group Holding Ltd. - Sponsored ADR*	329,345	30,965,017
American Eagle Outfitters, Inc.	1,142,474	18,919,369
Babcock International Group PLC	2,806,587	33,520,379
CBS Corp., Class B non-voting shares Ɨ	306,148	18,589,307
CVS Health Corp. Ɨ	345,381	26,556,345
eBay, Inc.*	1,661,467	46,205,397
Interpublic Group of Cos., Inc., (The)	1,066,536	25,671,521
Lowe's Cos., Inc. Ɨ	301,896	21,298,763
Moneysupermarket.com Group PLC	4,226,642	14,009,639
Nielsen Holdings PLC	777,822	33,524,128
Omnicom Group, Inc. Ɨ	248,587	21,612,154
ProSiebenSat.1 Media SE	793,754	27,165,594
Robert Half International, Inc. Ɨ	265,734	11,923,485
Scripps Networks Interactive, Inc., Class A	398,079	27,570,952
Six Flags Entertainment Corp. Ɨ	647,837	37,341,325
Time Warner, Inc. Ɨ	710,160	65,206,891
Walgreens Boots Alliance, Inc.	235,614	19,963,574
WPP PLC	893,725	19,060,443
		530,359,409
Energy—10.1%
Anadarko Petroleum Corp.	947,511	65,520,386
Canadian Natural Resources Ltd.	686,275	23,175,507
ConocoPhillips	1,157,102	56,142,589

The accompanying notes are an integral part of the portfolio of investments.

Diamondback Energy, Inc.* #	619,428	66,805,310
Energen Corp.*	607,656	37,717,208
EQT Corp. Ɨ	570,831	40,003,837
Gulfport Energy Corp.*	1,675,141	43,034,372
Inpex Corp.	1,509,100	14,766,427
Kosmos Energy Ltd.* Ɨ	2,061,427	10,925,563
Marathon Oil Corp.	2,076,140	37,495,088
Marathon Petroleum Corp.	1,287,921	60,558,045
Newfield Exploration Co.*	860,251	38,900,550
Parsley Energy, Inc., Class A* Ɨ	1,417,972	54,095,632
Phillips 66 #	458,092	38,058,283
QEP Resources, Inc.*	1,403,721	27,597,155
RSP Permian, Inc.*	546,500	24,401,225
Viper Energy Partners LP	892,322	14,009,455
		653,206,632
Finance—17.7%
Alleghany Corp.*	38,872	22,077,352
Allstate Corp., (The) Ɨ	437,519	30,591,328
Ally Financial, Inc. Ɨ	1,425,267	27,678,685
American International Group, Inc. Ɨ	307,899	19,499,244
Aon PLC	362,944	41,411,910
Bank of America Corp. Ɨ	3,264,174	68,939,355
BB&T Corp. Ɨ	542,356	24,541,609
Berkshire Hathaway, Inc. Class B* Ɨ	265,826	41,851,645
Capital One Financial Corp. Ɨ	515,325	43,307,913
Charles Schwab Corp., (The) Ɨ	882,049	34,100,014
Chubb Ltd. Ɨ	316,390	40,497,920
Citigroup, Inc. Ɨ	1,172,164	66,098,328
Citizens Financial Group, Inc. Ɨ	404,112	13,541,793
Discover Financial Services Ɨ	998,548	67,671,598
East West Bancorp, Inc.	566,524	27,125,169
Fifth Third Bancorp Ɨ	1,324,952	34,475,251
Goldman Sachs Group, Inc., (The) Ɨ	131,684	28,876,984
Huntington Bancshares, Inc.	2,789,718	34,759,886
ICICI Bank Ltd. - ADR	2,602,471	20,403,373
JPMorgan Chase & Co. Ɨ	726,416	58,236,771
MetLife, Inc.	498,350	27,414,234
Morgan Stanley	372,527	15,407,717
Navient Corp. Ɨ	2,148,146	37,012,556
Raymond James Financial, Inc.	353,235	25,411,726
SLM Corp.*	3,972,461	40,002,682
State Street Corp. Ɨ	351,911	27,730,587
SunTrust Banks, Inc. Ɨ	486,348	25,265,779
Synchrony Financial	1,440,255	49,775,213
TD Ameritrade Holding Corp. Ɨ	783,713	32,140,070
Travelers Cos., Inc., (The) Ɨ	240,062	27,211,028
Unum Group Ɨ	356,134	15,053,784
US Bancorp	535,269	26,560,048
Wells Fargo & Co. Ɨ	1,039,117	54,990,072
		1,149,661,624
 The accompanying notes are an integral part of the portfolio of investments.

Health Care—9.6%
Anthem, Inc. Ɨ	262,507	37,415,123
Cardinal Health, Inc. Ɨ	334,511	23,753,626
Celgene Corp.*	116,479	13,803,926
Cigna Corp. Ɨ	331,641	44,685,308
Danaher Corp. Ɨ	495,125	38,703,921
DaVita HealthCare Partners, Inc.*	500,757	31,722,956
Express Scripts Holding Co.* Ɨ	510,022	38,700,469
Gilead Sciences, Inc. Ɨ	465,658	34,318,995
Hologic, Inc.*	425,639	16,293,461
Johnson & Johnson Ɨ	497,913	55,417,717
Laboratory Corp. of America Holdings* Ɨ	348,127	43,811,783
Merck & Co., Inc. Ɨ	855,257	52,333,176
Novartis AG - Sponsored ADR	232,916	16,015,304
Pfizer, Inc. Ɨ	751,450	24,151,603
Quest Diagnostics, Inc.	302,764	26,479,740
Roche Holding AG	65,884	14,663,883
Sanofi - ADR	312,186	12,549,877
Teva Pharmaceutical Industries Ltd. - Sponsored ADR Ɨ	479,687	18,084,200
UnitedHealth Group, Inc.	267,277	42,315,295
Universal Health Services, Inc., Class B	220,989	27,186,067
Zimmer Biomet Holdings, Inc.	137,765	14,032,743
		626,439,173
Real Estate Investment Trusts—0.3%
Boston Properties, Inc. Ɨ	77,233	9,567,624
SL Green Realty Corp.	110,688	11,662,088
		21,229,712
Technology—19.4%
Alliance Data Systems Corp.	138,406	31,664,525
Amdocs Ltd. Ɨ	650,824	38,379,091
Apple, Inc.	294,360	32,532,667
Arrow Electronics, Inc.* Ɨ	655,754	44,768,326
Avnet, Inc. Ɨ	398,730	18,297,720
Broadcom Ltd. Ɨ	440,021	75,019,180
Brocade Communications Systems, Inc. Ɨ	3,200,268	39,491,307
Capgemini SA	374,585	29,490,611
CDW Corp. Ɨ	980,865	50,259,523
Cisco Systems, Inc. Ɨ	693,053	20,666,840
CommScope Holding Co, Inc.*	431,371	15,520,729
Computer Sciences Corp.	719,690	43,634,805
CoreLogic, Inc.*	274,152	10,343,755
Dell Technologies Inc., Class V* Ɨ	265,111	14,199,345
Equiniti Group PLC	613,536	1,475,824
EVERTEC, Inc. Ɨ	688,058	12,557,059
Fidelity National Information Services, Inc. Ɨ	318,145	24,557,613
Flextronics International Ltd.* Ɨ	4,065,284	57,889,644
Fortive Corp. Ɨ	432,560	23,786,447
Harris Corp. Ɨ	617,830	63,982,475
Hewlett Packard Enterprise Co. Ɨ	3,460,629	82,362,970
Hollysys Automation Technologies, Ltd.	519,451	9,796,846
HP, Inc.	611,431	9,416,037
Jabil Circuit, Inc. Ɨ	2,216,989	46,889,317

 The accompanying notes are an integral part of the portfolio of investments.

KLA-Tencor Corp.	406,811	32,479,790
Leidos Holdings, Inc. Ɨ	767,080	39,274,496
Microsoft Corp. Ɨ	1,027,354	61,908,352
ON Semiconductor Corp.*	4,366,804	51,440,951
Oracle Corp. Ɨ	1,435,493	57,692,464
PayPal Holdings, Inc.* Ɨ	274,933	10,799,368
Qorvo, Inc.*	575,176	30,720,150
Samsung Electronics Co., Ltd.	38,732	57,640,055
TE Connectivity Ltd. Ɨ	478,094	32,338,278
Texas Instruments, Inc. Ɨ	733,814	54,250,869
Total System Services, Inc.	274,931	13,532,104
Versum Materials, Inc.*	899,663	22,005,757
		1,261,065,290
Transportation—0.9%
Delta Air Lines, Inc. Ɨ	583,703	28,122,810
United Continental Holdings, Inc.*	410,986	28,337,485
		56,460,295
Utilities—1.3%
AES Corp.	2,353,637	26,949,144
Boardwalk Pipeline Partners LP	2,306,144	39,596,492
MPLX LP	540,931	17,769,583
		84,315,219
TOTAL COMMON STOCKS
(Cost $5,159,369,603)		6,181,021,264
MONEY MARKET FUNDS—4.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.25%
TOTAL MONEY MARKET FUNDS
(Cost $299,937,636)		299,937,636
TOTAL INVESTMENTS—99.7%
(Cost $5,459,307,239)**		6,480,958,900
SECURITIES SOLD SHORT—(46.8%)
COMMON STOCKS—(46.8%)
Basic Industries—(2.3%)
Air Liquide SA	(122,800)	(12,512,259)
AptarGroup, Inc.	(215,682)	(15,783,609)
Balchem Corp.	(193,993)	(15,492,281)
Ball Corp.	(321,399)	(24,124,209)
Bemis Co., Inc.	(174,407)	(8,732,558)
FMC Corp.	(158,426)	(8,890,867)
Goldcorp, Inc.	(1,177,695)	(15,533,797)
Ingevity Corp.*	(285,499)	(14,951,583)
NewMarket Corp.	(61,679)	(25,807,110)
Sonoco Products Co.	(161,490)	(8,741,454)
		(150,569,727)
Capital Goods—(4.6%)
Actuant Corp., Class A	(728,706)	(18,909,921)
Airbus Group SE	(267,039)	(17,026,512)
Atlas Copco AB, Class A	(333,514)	(10,095,665)
Axalta Coating Systems Ltd.*	(642,586)	(16,977,122)
Caterpillar, Inc.	(253,605)	(24,234,494)
Deere & Co.	(162,539)	(16,286,408)

 The accompanying notes are an integral part of the portfolio of investments.

Emerson Electric Co.	(248,668)	(14,034,822)
Flowserve Corp.	(139,778)	(6,632,466)
James Hardie Industries PLC	(393,434)	(6,021,707)
Metso OYJ	(228,833)	(6,466,472)
Middleby Corp., (The)*	(123,907)	(16,972,781)
MTU Aero Engines AG	(128,063)	(13,453,421)
Rockwell Automation, Inc.	(150,384)	(20,107,844)
Rolls-Royce Holdings PLC*	(80,825,956)	(101,130)
Rolls-Royce Holdings PLC*	(1,757,086)	(14,852,722)
Rolls-Royce Retained Shares*	(5,413,725)	0
Rotork PLC	(2,589,554)	(7,592,697)
Sun Hydraulics Corp.	(300,619)	(11,946,599)
Sunoco LP	(949,607)	(22,885,529)
Toro Co., (The)	(349,158)	(18,480,933)
Trex Co., Inc.*	(35,218)	(2,316,992)
Wabtec Corp.	(225,598)	(19,101,383)
Zodiac Aerospace	(656,162)	(14,528,255)
		(299,025,875)
Communications—(2.6%)
58.com, Inc. - ADR*	(216,863)	(6,954,796)
Cogent Communications Holdings, Inc.	(611,942)	(22,917,228)
CoStar Group, Inc.*	(66,438)	(12,696,966)
Eutelsat Communications SA	(540,685)	(9,719,893)
Frontier Communications Corp.	(2,067,566)	(7,546,616)
SES SA	(672,850)	(14,523,673)
Sky PLC	(929,604)	(9,077,737)
Sprint Corp.*	(6,523,931)	(51,147,619)
Synchronoss Technologies, Inc.*	(382,789)	(18,557,611)
TalkTalk Telecom Group PLC	(3,007,413)	(6,009,332)
Telefonica SA - ADR	(905,632)	(7,507,689)
		(166,659,160)
Consumer Durables—(0.9%)
Autoliv, Inc.	(126,860)	(13,124,936)
Dorman Products, Inc.*	(107,429)	(7,760,671)
Ferrari NV	(353,058)	(19,107,499)
Tesla Motors, Inc.*	(112,926)	(21,388,184)
		(61,381,290)
Consumer Non-Durables—(3.7%)
B&G Foods, Inc.	(610,375)	(26,124,050)
Blue Buffalo Pet Products, Inc.*	(723,024)	(16,940,452)
China Resources Beer Holdings Co., Ltd.*	(9,418,000)	(19,921,188)
Cie Financiere Richemont SA	(257,964)	(16,839,439)
Flowers Foods, Inc.	(2,521,924)	(39,140,261)
Luxottica Group SpA	(312,797)	(16,277,622)
Mattel, Inc.	(829,571)	(26,189,557)
McCormick & Co., Inc. non-voting shares	(181,553)	(16,557,634)
Remy Cointreau SA	(201,528)	(16,931,254)
TreeHouse Foods, Inc.*	(222,279)	(15,408,380)
Tsingtao Brewery Co., Ltd. Class H	(3,480,000)	(13,679,645)
Under Armour, Inc., Class A*	(443,375)	(13,655,950)
		(237,665,432)
 The accompanying notes are an integral part of the portfolio of investments.

Consumer Services—(7.4%)
Acxiom Corp.*	(856,191)	(22,714,747)
Buffalo Wild Wings, Inc.*	(84,872)	(14,309,419)
Casey's General Stores, Inc.	(109,686)	(13,211,679)
Cheesecake Factory Inc., (The)	(340,274)	(20,134,013)
Chipotle Mexican Grill, Inc.*	(40,058)	(15,876,187)
Cimpress NV*	(241,733)	(21,018,684)
Dollarama, Inc.*	(229,539)	(17,072,316)
FactSet Research Systems, Inc.	(172,294)	(27,596,330)
Hennes & Mauritz AB, Class B	(771,515)	(22,409,584)
Jack in the Box, Inc.	(162,724)	(16,926,550)
Medidata Solutions, Inc.*	(630,489)	(34,821,907)
Monro Muffler Brake, Inc.	(282,006)	(16,863,959)
Netflix, Inc.*	(195,799)	(22,908,483)
Nord Anglia Education, Inc.*	(609,006)	(14,616,144)
Panera Bread Co., Class A*	(86,070)	(18,256,308)
Pearson PLC	(2,240,607)	(22,216,324)
Planet Fitness, Inc.	(473,059)	(9,588,906)
PriceSmart, Inc.	(170,224)	(15,541,451)
Rollins, Inc.	(728,470)	(23,405,741)
SeaWorld Entertainment, Inc.	(1,323,074)	(22,359,951)
Sysco Corp.	(293,458)	(15,626,638)
Television Francaise 1	(1,612,824)	(14,752,898)
Texas Roadhouse, Inc.	(412,468)	(19,340,625)
Whitbread PLC	(353,756)	(15,316,701)
Zillow Group, Inc., Class A*	(747,488)	(26,274,203)
		(483,159,748)
Energy—(3.3%)
Apache Corp.	(304,209)	(20,062,583)
Continental Resources, Inc.*	(336,864)	(19,541,481)
Hess Corp.	(584,753)	(32,722,778)
HollyFrontier Corp.	(769,280)	(22,132,185)
Laredo Petroleum, Inc.*	(1,827,839)	(29,227,146)
Matador Resources Co.*	(1,113,887)	(29,673,950)
Murphy Oil Corp.	(573,174)	(19,436,330)
National Oilwell Varco, Inc.	(792,472)	(29,606,754)
Royal Dutch Shell PLC, Class A - ADR	(275,996)	(14,103,396)
		(216,506,603)
Finance—(7.4%)
Aberdeen Asset Management PLC	(2,409,693)	(8,068,861)
Arch Capital Group Ltd.*	(232,131)	(19,201,876)
BancorpSouth, Inc.	(310,692)	(8,870,257)
Bank of East Asia Ltd., (The)	(3,852,258)	(15,952,081)
Bankinter SA	(1,350,645)	(10,146,471)
BOK Financial Corp.	(164,481)	(13,211,114)
CaixaBank SA	(3,289,327)	(9,538,079)
Canadian Western Bank*	(496,474)	(10,777,326)
Community Bank System, Inc.	(259,027)	(14,686,831)
Cullen/Frost Bankers, Inc.	(151,491)	(12,469,224)
CVB Financial Corp.	(1,120,698)	(23,276,897)
Eaton Vance Corp.	(565,739)	(22,878,485)

 The accompanying notes are an integral part of the portfolio of investments.

Financial Engines, Inc.	(410,715)	(14,313,418)
First Financial Bankshares, Inc.	(709,372)	(30,538,465)
Glacier Bancorp, Inc.	(360,818)	(12,376,057)
Hang Seng Bank Ltd.	(629,300)	(11,907,641)
Hiscox Ltd.	(1,183,502)	(15,501,408)
Home BancShares, Inc.	(264,880)	(6,852,446)
M&T Bank Corp.	(95,327)	(13,721,368)
Mercury General Corp.	(286,049)	(16,705,262)
Mobile Mini, Inc.	(350,025)	(10,745,767)
New York Community Bancorp, Inc.	(669,124)	(10,692,601)
People's United Financial, Inc.	(573,678)	(10,739,252)
Prosperity Bancshares, Inc.	(199,848)	(13,215,948)
RLI Corp.	(261,975)	(15,728,979)
Texas Capital Bancshares, Inc.*	(139,284)	(10,132,911)
Trustmark Corp.	(335,285)	(11,302,457)
UMB Financial Corp.	(148,603)	(11,296,800)
United Bankshares, Inc.	(635,365)	(29,322,095)
Valley National Bancorp	(1,068,479)	(12,116,552)
Verisk Analytics, Inc.*	(232,750)	(19,336,870)
Westamerica Bancorporation	(444,734)	(27,586,850)
WisdomTree Investments, Inc.	(1,030,063)	(11,392,497)
		(484,603,146)
Health Care—(4.1%)
AmerisourceBergen Corp.	(171,971)	(13,412,018)
athenahealth, Inc.*	(148,793)	(14,075,818)
Baxter International, Inc.	(234,879)	(10,421,581)
Bristol-Myers Squibb Co.	(325,574)	(18,375,396)
Coloplast A/S, Class B	(150,156)	(9,502,312)
Cooper Cos., Inc., (The)	(95,579)	(15,721,790)
Edwards Lifesciences Corp.*	(129,534)	(10,731,892)
Elekta AB, Class B	(2,047,201)	(16,897,103)
Henry Schein, Inc.*	(100,059)	(14,904,789)
IDEXX Laboratories, Inc.*	(190,282)	(22,386,677)
Illumina, Inc.*	(75,440)	(10,044,082)
Intuitive Surgical, Inc.*	(27,046)	(17,410,592)
Juno Therapeutics, Inc.*	(523,749)	(10,501,167)
Ono Pharmaceutical Co., Ltd.	(623,100)	(13,899,287)
Seattle Genetics, Inc.*	(253,374)	(16,421,169)
Sonova Holding AG	(81,528)	(9,849,320)
Takeda Pharmaceutical Co., Ltd.	(231,500)	(9,566,728)
West Pharmaceutical Services, Inc.	(228,144)	(18,513,886)
Wright Medical Group NV*	(498,706)	(11,490,186)
		(264,125,793)
Real Estate Investment Trusts—(0.6%)
Equinix, Inc.	(116,183)	(39,358,153)

Technology—(7.8%)
2U, Inc.*	(396,274)	(13,100,818)
ACI Worldwide, Inc.*	(1,496,145)	(27,843,258)
Arista Networks, Inc.*	(265,888)	(25,208,841)
Blackbaud, Inc.	(464,917)	(29,187,489)
Cavium, Inc.*	(214,373)	(12,225,692)

The accompanying notes are an integral part of the portfolio of investments.

Cognex Corp.	(642,059)	(38,337,343)
Dassault Systemes SA	(295,144)	(22,481,120)
Electronics For Imaging, Inc.*	(482,245)	(20,987,302)
F5 Networks, Inc.*	(73,270)	(10,312,753)
Finisar Corp.*	(378,325)	(12,571,740)
Guidewire Software, Inc.*	(455,453)	(25,373,287)
Hexagon AB, Class B	(695,622)	(24,662,385)
Infineon Technologies AG	(703,046)	(11,747,587)
Itron, Inc.*	(432,339)	(27,756,164)
National Instruments Corp.	(1,302,847)	(38,394,901)
Proofpoint, Inc.*	(276,892)	(21,323,453)
salesforce.com, Inc.*	(271,413)	(19,541,736)
Unisys Corp.*	(1,154,790)	(17,148,632)
Veeva Systems, Inc., Class A*	(877,709)	(40,795,914)
ViaSat, Inc.*	(159,491)	(11,368,519)
Wipro Ltd. - ADR	(2,948,507)	(28,276,182)
Workday, Inc. Class A*	(365,427)	(30,812,805)
		(509,457,921)
Transportation—(1.0%)
Heartland Express, Inc.	(536,069)	(11,530,844)
JB Hunt Transport Services, Inc.	(111,270)	(10,611,820)
Kuehne + Nagel International AG	(77,176)	(10,063,631)
Norwegian Air Shuttle ASA*	(244,880)	(7,645,146)
Old Dominion Freight Line, Inc.*	(114,674)	(10,011,040)
Panalpina Welttransport Holding AG	(100,625)	(12,522,405)
		(62,384,886)
Utilities—(1.1%)
Kinder Morgan, Inc.	(636,270)	(14,125,194)
Ormat Technologies, Inc.	(504,513)	(24,130,857)
Sembcorp Industries Ltd.	(3,028,700)	(5,693,930)
Spectra Energy Corp.	(615,359)	(25,198,951)
		(69,148,932)
TOTAL COMMON STOCKS
(Proceeds $(2,777,326,291))		(3,044,046,666)
TOTAL SECURITIES SOLD SHORT—(46.8%)
(Proceeds $(2,777,326,291))		(3,044,046,666)
	Number
	of Contracts
OPTIONS WRITTEN ƗƗ—(0.1%)
Diamondback Energy, Inc.
Call Options Expires 03/17/2017
Strike Price $92.50	(3,202)	(5,132,806)
Phillips 66
Call Options Expires 01/20/2017
Strike Price $85.00	(4,122)	(733,716)
TOTAL OPTIONS WRITTEN
(Premiums received $(3,493,435))		(5,866,522)
OTHER ASSETS IN EXCESS OF LIABILITIES—47.2%		3,071,139,732
NET ASSETS—100.0%		$6,502,185,444

The accompanying notes are an integral part of the portfolio of investments.

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:
	Cost of investments	$5,459,307,239
	Gross unrealized appreciation	$1,151,685,051
	Gross unrealized depreciation	(130,033,390)
	Net unrealized appreciation (depreciation)	$1,021,651,661

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS			NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND			Portfolio of Investments

Contracts For Difference held by the Fund at November 30, 2016, are as follows:
		Number of		Unrealized
		Contracts	Notional	Appreciation
Reference Company	Counterparty	Long/(Short)	Amount	(Depreciation)
Long
China
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	1,389,911	$13,864,223	$363,935
Kweichow Moutai Co., Ltd., Class A	Goldman Sachs	872,118	39,965,854	456,993
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	5,510,112	27,991,920	741,715
				1,562,643

Short
Taiwan
Semiconductor Manufacturing International Corp.	Goldman Sachs	(238,736,000)	(31,696,474)	(530,655)
				(530,655)
				$1,031,988

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS			NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND				Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Common Stock
Basic Industries	$373,032,747	$373,032,747	$—	$—
Capital Goods	676,689,590	488,026,882	188,662,708	—
Communications	377,720,833	356,737,241	20,983,592	—
Consumer Durables	99,810,102	84,274,977	15,535,125	—
Consumer Non-Durables	271,030,638	223,884,735	47,145,903	—
Consumer Services	530,359,409	436,603,354	93,756,055	—
Energy	653,206,632	638,440,205	14,766,427	—
Finance	1,149,661,624	1,149,661,624	—	—
Health Care	626,439,173	611,775,290	14,663,883	—
Real Estate Investment Trusts	21,229,712	21,229,712	—	—
Technology	1,261,065,290	1,173,934,624	87,130,666	—
Transportation	56,460,295	56,460,295	—	—
Utilities	84,315,219	84,315,219	—	—
Money Market Funds	299,937,636	299,937,636	—	—
Contracts for difference
Equity Contracts	1,562,643	—	1,562,643	—
Total Assets	$6,482,521,543	$5,998,314,541	$484,207,002	$—

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Securities Sold Short
Basic Industries	$(150,569,727)	$(138,057,468)	$(12,512,259)	$—
Capital Goods	(299,025,875)	(208,887,294)	(90,037,451)	(101,130)
Communications	(166,659,160)	(133,337,858)	(33,321,302)	—
Consumer Durables	(61,381,290)	(61,381,290)	—	—
Consumer Non-Durables	(237,665,432)	(154,016,283)	(83,649,149)	—
Consumer Services	(483,159,748)	(408,464,241)	(74,695,507)	—
Energy	(216,506,603)	(216,506,603)	—	—
Finance	(484,603,146)	(413,488,606)	(71,114,540)	—
Health Care	(264,125,793)	(204,411,043)	(59,714,750)	—
Real Estate Investment Trusts	(39,358,153)	(39,358,153)	—	—
Technology	(509,457,921)	(450,566,829)	(58,891,092)	—
Transportation	(62,384,886)	(32,153,704)	(30,231,182)	—
Utilities	(69,148,932)	(63,455,001)	(5,693,931)	—
Options Written
Equity Contracts	(5,866,522)	(5,866,522)	—	—
Contracts for difference
Equity Contracts	(530,655)	—	(530,655)	—
Total Liabilities	$(3,050,443,843)	$(2,529,950,895)	$(520,391,818)	$(101,130)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of
	Shares	Value
COMMON STOCKS—98.1%
Basic Industries—1.1%
Crown Holdings, Inc.*	123,902	$6,739,030
Graphic Packaging Holding Co.	367,867	4,624,088
Mosaic Co., (The)	138,985	3,947,174
		15,310,292
Capital Goods—5.9%
CRH PLC - Sponsored ADR	131,896	4,367,077
General Dynamics Corp.	66,673	11,691,111
General Electric Co.	201,894	6,210,259
Ingersoll-Rand PLC	65,522	4,884,010
Masco Corp.	149,233	4,723,224
Raytheon Co.	90,381	13,515,575
Stanley Black & Decker, Inc.	88,115	10,453,082
Textron, Inc.	118,600	5,459,158
United Technologies Corp.	105,012	11,311,893
WABCO Holdings, Inc.*	19,137	1,885,186
WESCO International, Inc.*	124,586	8,459,389
		82,959,964
Communications—2.5%
Alphabet, Inc., Class A*	17,605	13,659,368
Comcast Corp., Class A	110,973	7,713,733
IAC/InterActiveCorp*	111,101	7,483,763
NetEase, Inc. - ADR	30,780	6,897,798
		35,754,662
Consumer Durables—2.2%
Brunswick Corp.	215,902	10,821,008
Lear Corp.	62,497	8,093,987
Newell Brands, Inc.	82,126	3,860,743
NVR, Inc.*	2,670	4,258,650
Thor Industries, Inc.	41,004	4,123,772
		31,158,160
Consumer Non-Durables—3.0%
Activision Blizzard, Inc.	156,392	5,725,511
Electronic Arts, Inc.*	86,611	6,863,056
Hasbro, Inc.	84,927	7,251,917
PepsiCo, Inc.	153,940	15,409,394
Reynolds American, Inc.	133,495	7,222,079
		42,471,957
Consumer Services—7.8%
Bed Bath & Beyond, Inc.	89,701	4,019,502
Best Buy Co, Inc.	294,889	13,476,427
CVS Health Corp.	174,558	13,421,765
eBay, Inc.*	794,075	22,083,226
Huron Consulting Group, Inc.*	65,833	3,472,691
Interpublic Group of Cos., Inc., (The)	595,645	14,337,175

 The accompanying notes are an integral part of the portfolio of investments.

Lowe's Cos., Inc.	168,321	11,875,046
ManpowerGroup, Inc.	92,797	7,925,792
Office Depot, Inc.	462,947	2,254,552
Omnicom Group, Inc.	79,187	6,884,518
Robert Half International, Inc.	99,404	4,460,257
Scripps Networks Interactive, Inc., Class A	59,769	4,139,601
Sportsman's Warehouse Holdings, Inc.*	306,703	2,760,327
		111,110,879
Energy—9.0%
Anadarko Petroleum Corp.	173,124	11,971,525
Canadian Natural Resources Ltd.	350,476	11,835,575
Cimarex Energy Co.	39,928	5,505,273
Diamondback Energy, Inc.*	72,721	7,842,960
Energen Corp.*	89,749	5,570,720
EQT Corp.	166,065	11,637,835
Gulfport Energy Corp.*	240,211	6,171,021
Marathon Oil Corp.	444,725	8,031,733
Marathon Petroleum Corp.	213,269	10,027,908
Newfield Exploration Co.*	252,833	11,433,108
Parsley Energy, Inc., Class A*	268,214	10,232,364
Phillips 66	114,558	9,517,479
QEP Resources, Inc.*	367,897	7,232,855
Rice Energy, Inc.*	139,967	3,408,196
RSP Permian, Inc.*	155,762	6,954,773
		127,373,325
Finance—29.6%
Aflac, Inc.	201,766	14,402,057
Alleghany Corp.*	17,252	9,798,273
Allstate Corp., (The)	162,633	11,371,299
Ally Financial, Inc.	288,467	5,602,029
American Express Co. #	101,816	7,334,825
American International Group, Inc.	226,926	14,371,224
Aon PLC	65,621	7,487,356
Bank of America Corp.	1,312,680	27,723,802
BB&T Corp.	396,208	17,928,412
Capital One Financial Corp.	229,502	19,287,348
Chubb Ltd.	161,475	20,668,800
Citigroup, Inc.	489,607	27,608,939
FCB Financial Holdings, Inc., Class A*	79,646	3,524,335
Fifth Third Bancorp	866,132	22,536,755
Goldman Sachs Group, Inc., (The)	84,594	18,550,618
JPMorgan Chase & Co.	510,009	40,887,421
Loews Corp.	267,141	11,927,846
MetLife, Inc.	192,605	10,595,201
Navient Corp.	474,236	8,171,086
OneBeacon Insurance Group Ltd., Class A	238,286	3,657,690
People's Choice Financial Corp. 144A* ǂ	1,465	0
Prudential Financial, Inc.	157,023	15,796,514
Raymond James Financial, Inc.	167,953	12,082,539
SLM Corp.*	312,607	3,147,952
State Street Corp.	148,663	11,714,644
Torchmark Corp.	88,516	6,204,086

 The accompanying notes are an integral part of the portfolio of investments.

Travelers Cos., Inc., (The)	125,459	14,220,778
Wells Fargo & Co.	310,218	16,416,737
White Mountains Insurance Group Ltd.	18,379	15,382,672
WR Berkley Corp.	205,001	12,667,012
XL Group Ltd.	248,268	8,969,923
		420,038,173
Health Care—17.9%
Allscripts Healthcare Solutions, Inc.*	232,268	2,550,303
Anthem, Inc.	54,641	7,787,982
Cardinal Health, Inc.	112,049	7,956,600
Cigna Corp.	80,283	10,817,331
DaVita HealthCare Partners, Inc.*	68,708	4,352,652
Express Scripts Holding Co.*	149,105	11,314,087
Gilead Sciences, Inc.	351,834	25,930,166
Johnson & Johnson	217,558	24,214,205
Laboratory Corp. of America Holdings*	99,359	12,504,330
McKesson Corp.	142,161	20,444,173
Medtronic PLC	162,098	11,834,775
Merck & Co., Inc.	485,173	29,687,736
Novartis AG - Sponsored ADR	202,952	13,954,980
Perrigo Co., PLC	49,009	4,231,437
Pfizer, Inc.	363,107	11,670,259
Sanofi - ADR	198,446	7,977,529
Shire PLC - ADR	39,607	6,915,382
St Jude Medical, Inc.	270,584	21,430,253
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	181,264	6,833,653
UnitedHealth Group, Inc.	69,953	11,074,959
		253,482,792
Real Estate Investment Trusts—–0.0%
TMST, Inc.* ǂ	191,097	0

Technology—19.1%
Alliance Data Systems Corp.	31,594	7,228,075
Amdocs Ltd.	122,642	7,232,199
Arrow Electronics, Inc.*	158,293	10,806,663
Avnet, Inc.	96,179	4,413,654
Cisco Systems, Inc.	758,792	22,627,177
Computer Sciences Corp.	332,905	20,184,030
CSRA, Inc.	101,447	3,247,318
Fidelity National Information Services, Inc.	88,895	6,861,805
Flextronics International Ltd.*	699,341	9,958,616
Fortive Corp.	131,662	7,240,093
Hewlett Packard Enterprise Co.	1,227,915	29,224,377
HP, Inc.	577,945	8,900,353
Jabil Circuit, Inc.	691,150	14,617,822
KLA-Tencor Corp.	58,515	4,671,838
Leidos Holdings, Inc.	82,585	4,228,352
Linear Technology Corp.	81,324	5,085,190
Microsemi Corp.*	113,172	6,196,167
Microsoft Corp.	325,440	19,611,014
ON Semiconductor Corp.*	772,923	9,105,033
Oracle Corp.	340,925	13,701,776
PayPal Holdings, Inc.*	85,902	3,374,231

 The accompanying notes are an integral part of the portfolio of investments.

Qorvo, Inc.*	260,702	13,924,094
Symantec Corp.	643,422	15,693,063
TE Connectivity Ltd.	205,267	13,884,260
Texas Instruments, Inc.	60,562	4,477,349
Versum Materials, Inc.*	181,130	4,430,440
		270,924,989
TOTAL COMMON STOCKS
(Cost $1,101,842,995)		1,390,585,193
MONEY MARKET FUNDS—1.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.25%
TOTAL MONEY MARKET FUNDS
(Cost $26,401,767)		26,401,767
TOTAL INVESTMENTS—100.0%
(Cost $1,128,244,762)**		1,416,986,960
	Number
	of Contracts
OPTIONS WRITTEN ƗƗ—(0.1%)
American Express Co.
Call Options Expires 01/20/2017
Strike Price $62.50	(1,017)	(999,203)
TOTAL OPTIONS WRITTEN
(Premiums received $(649,870))		(999,203)
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		1,234,191
NET ASSETS—100.0%		$1,417,221,948

ADR	American Depositary Receipt
PLC	Public Limited Company
144A
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified insitutional buyers.  As of November 30, 2016, these securities amount to $0 or 0.0% of net assets.  These 144A securities have been deemed illiquid.

*	Non-income producing.
#	Security segregated as collateral for options written.
ǂ
Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors.  As of November 30, 2016, these securities amounted to $0 or 0% of net assets.

ƗƗ	Primary risk exposure is equity contracts.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:

Cost of investments	$1,128,244,762
Gross unrealized appreciation	$315,933,523
Gross unrealized depreciation	(27,191,325)
Net unrealized appreciation (depreciation)	$288,742,198

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

 The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS			NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND				Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Common Stock *
Basic Industries	$15,310,292	$15,310,292	$—	$—
Capital Goods	82,959,964	82,959,964	—	—
Communications	35,754,662	35,754,662	—	—
Consumer Durables	31,158,160	31,158,160	—	—
Consumer Non-Durables	42,471,957	42,471,957	—	—
Consumer Services	111,110,879	111,110,879	—	—
Energy	127,373,325	127,373,325	—	—
Finance	420,038,173	420,038,173	—	—
Health Care	253,482,792	253,482,792	—	—
Real Estate Investment Trusts	—	—	—	—
Technology	270,924,989	270,924,989	—	—
Money Market Funds	26,401,767	26,401,767	—	—
Total Assets	$1,416,986,960	$1,416,986,960	$—	$—

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Options Written
Equity Contracts	$(999,203)	$—	$(999,203)	$—
Total Liabilities	$(999,203)	$—	$(999,203)	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio of Investments

	Number of
	Shares	Value
COMMON STOCKS—95.7%
Basic Industries—2.8%
AdvanSix, Inc.*	10,600	$198,220
Allegheny Technologies, Inc.	11,300	198,202
Schweitzer-Mauduit International, Inc.	8,900	374,156
Westmoreland Coal Co.*	12,300	213,036
		983,614
Capital Goods—11.7%
Carpenter Technology Corp.	3,200	114,464
Engility Holdings, Inc.*	4,700	170,375
Ferroglobe PLC	22,400	255,584
Ferroglobe Representation & Warranty Insurance* ‡	22,400	0
FreightCar America, Inc.	31,900	468,292
Great Lakes Dredge & Dock Corp.*	144,400	613,700
KBR, Inc.	28,500	476,235
KEYW Holding Corp., (The)*	15,000	187,950
Landec Corp.*	18,900	270,270
Matrix Service Co.*	12,100	252,285
MRC Global, Inc.*	4,600	92,598
NN, Inc.	4,700	79,665
Orion Group Holdings, Inc.*	23,300	232,301
Smart Sand, Inc.*	12,800	174,976
Sterling Construction Co., Inc.*	21,800	180,722
Tutor Perini Corp.*	22,600	589,860
		4,159,277
Communications—0.9%
Bazaarvoice, Inc.*	42,100	223,130
Ooma, Inc.*	10,400	96,720
		319,850
Consumer Durables—3.2%
Century Communities, Inc.*	19,700	408,775
Libbey, Inc.	37,500	717,375
		1,126,150
Consumer Non-Durables—2.3%
Callaway Golf Co.	8,800	106,920
Crocs, Inc.*	17,700	123,900
Freshpet, Inc.*	13,400	123,950
Matthews International Corp., Class A	4,100	298,275
Sequential Brands Group, Inc.*	35,400	181,248
		834,293
Consumer Services—9.3%
AMN Healthcare Services, Inc.*	5,100	169,830
ARC Document Solutions, Inc.*	66,600	297,036
Del Taco Restaurants, Inc.*	15,600	226,512
Destination XL Group, Inc.*	10,000	41,000
ICF International, Inc.*	11,600	642,060

 The accompanying notes are an integral part of the portfolio of investments.

InnerWorkings, Inc.*	41,200	381,100
Korn/Ferry International	4,200	106,596
Lumber Liquidators Holdings, Inc.*	22,700	400,655
MDC Partners, Inc., Class A	70,200	435,240
Shoe Carnival, Inc.	6,800	177,548
Tabula Rasa HealthCare, Inc.*	6,700	92,996
Titan Machinery, Inc.*	22,500	314,775
		3,285,348
Energy—5.5%
Approach Resources, Inc.*	28,000	98,280
Bill Barrett Corp.*	23,200	181,424
Eclipse Resources Corp.*	73,400	216,530
Flotek Industries, Inc.*	1,200	16,152
Gulfport Energy Corp.*	21,600	554,904
Newpark Resources, Inc.*	13,900	102,165
Pacific Ethanol, Inc.*	20,000	172,000
Synergy Resources Corp.*	17,600	167,024
TETRA Technologies, Inc.*	79,500	431,685
		1,940,164
Finance—26.1%
American Equity Investment Life Holding Co.	800	16,584
Central Pacific Financial Corp.	17,500	517,125
CNO Financial Group, Inc.	14,100	252,390
Customers Bancorp, Inc.*	25,200	768,600
FBR & Co.	18,400	212,520
First Foundation, Inc.*	15,600	437,112
FNFV Group*	12,400	158,720
Fulton Financial Corp.	26,800	475,700
Hanover Insurance Group Inc., (The)	2,300	199,157
Investors Bancorp, Inc.	11,100	150,294
Kearny Financial Corp.	17,200	260,580
Kemper Corp.	19,600	802,620
Kennedy-Wilson Holdings, Inc.	27,200	580,720
Maiden Holdings Ltd.	28,700	441,980
Meridian Bancorp, Inc.	31,700	562,675
National Bank Holdings Corp., Class A	28,400	772,480
Northfield Bancorp, Inc.	29,100	539,223
Popular, Inc.	22,100	898,365
Real Industry, Inc.*	31,500	184,275
State Bank Financial Corp.	24,800	612,312
United Community Banks, Inc.	15,100	410,418
		9,253,850
Health Care—2.9%
Accuray, Inc.*	131,400	663,570
Trinity Biotech PLC - Sponsored ADR*	53,600	358,584
		1,022,154
Real Estate Investment Trusts—10.0%
CareTrust REIT, Inc.	7,800	110,370
CatchMark Timber Trust, Inc., Class A	11,000	120,340
Cedar Realty Trust, Inc.	61,000	393,450
Colony Starwood Homes	22,400	684,320
Equity Commonwealth*	19,700	572,876

 The accompanying notes are an integral part of the portfolio of investments.

FelCor Lodging Trust, Inc.	14,500	105,270
GEO Group Inc., (The)	5,900	196,234
Gramercy Property Trust	61,200	534,888
MedEquities Realty Trust, Inc.*	22,300	242,847
Seritage Growth Properties	5,100	242,964
Two Harbors Investment Corp.	37,800	327,726
		3,531,285
Technology—10.2%
Actua Corp.*	8,200	111,110
Aerohive Networks, Inc.*	54,500	300,295
Applied Micro Circuits Corp.*	29,500	258,125
Babcock & Wilcox Enterprises, Inc.*	23,400	372,996
Ciber, Inc.*	141,300	117,265
Digi International, Inc.*	10,200	136,680
Exar Corp.*	71,100	710,289
Generac Holdings, Inc.*	4,700	192,606
Imperva, Inc.*	3,600	137,340
Mercury Systems, Inc.*	4,500	133,695
QAD, Inc., Class A	8,400	243,600
SuperCom Ltd.*	30,200	96,640
Ultratech, Inc.*	9,700	222,324
Viavi Solutions, Inc.*	20,600	161,710
Vocera Communications, Inc.*	11,000	200,200
Xcerra Corp.*	36,200	229,508
		3,624,383
Transportation—4.7%
Air Transport Services Group, Inc.*	13,600	220,320
Ardmore Shipping Corp.	27,400	186,320
Celadon Group, Inc.	30,700	247,135
DHT Holdings, Inc.	46,100	163,655
Rand Logistics, Inc.*	14,300	13,156
Scorpio Tankers, Inc.	92,400	390,852
Spirit Airlines, Inc.*	5,300	294,680
StealthGas, Inc.*	42,500	151,300
		1,667,418
Utilities—6.1%
ALLETE, Inc.	5,100	315,282
Cadiz, Inc.*	14,700	152,880
Chesapeake Utilities Corp.	3,600	233,280
Covanta Holding Corp.	24,600	359,160
NorthWestern Corp.	6,000	336,600
PNM Resources, Inc.	9,000	284,400
Portland General Electric Co.	6,500	270,400
South Jersey Industries, Inc.	6,700	221,100
		2,173,102
TOTAL COMMON STOCKS
(Cost $28,515,423)		33,920,888
MONEY MARKET FUNDS—4.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.25%
TOTAL MONEY MARKET FUNDS
(Cost $1,587,661)		1,587,661
TOTAL INVESTMENTS—100.2%
(Cost $30,103,084)**		35,508,549
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(67,479)
NET ASSETS—100.0%		$35,441,070

The accompanying notes are an integral part of the portfolio of investments.

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
‡
Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors.  As of November 30, 2016, these securities amounted to $0 or 0% of net assets.

**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:
Cost of investments		$30,103,084
Gross unrealized appreciation		$7,589,874
Gross unrealized depreciation		(2,184,409)
Net unrealized appreciation (depreciation)		$5,405,465

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS			NOVEMBER 30, 2016 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND			Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Common Stock *	$33,920,888	$33,920,888	$—	$—
Money Market Funds	1,587,661	1,587,661	—	—
Total Assets	$35,508,549	$35,508,549	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value

COMMON STOCK
Finance	20.6%	$87,594,928
Industrials	16.6%	70,695,573
Information Technology	15.0%	63,988,949
Health Care	12.2%	51,760,330
Consumer Discretionary	9.9%	42,013,712
Energy	8.5%	36,259,960
Materials	6.2%	26,530,664
Consumer Staples	5.4%	23,183,616
Telecommunication Services	1.6%	6,935,436
Utilities	0.5%	2,154,437
PREFERRED STOCK	0.4%	1,715,674
MONEY MARKET FUNDS	2.9%	12,256,464
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%	818,421
NET ASSETS	100.0%	$425,908,164

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

	Number of
	Shares	Value
COMMON STOCKS—96.5%
Australia—0.6%
Australia & New Zealand Banking Group Ltd.	131,485	$2,753,581

Bermuda—0.7%
Validus Holdings Ltd.	55,696	3,026,521

Canada—0.9%
Barrick Gold Corp.	43,415	652,093
Cenovus Energy, Inc.*	199,354	3,082,396
		3,734,489
France—5.7%
Bollore SA	458,991	1,503,272
Capgemini SA	60,900	4,794,581
Havas SA	323,274	2,607,114
Safran SA	93,911	6,445,400
Teleperformance SA	47,973	4,681,746
Vinci SA	67,575	4,376,476
		24,408,589
Germany—6.5%
Allianz SE, Registered Shares	11,666	1,853,856
Aurelious AG	67,906	3,921,573
Bayer AG, Registered Shares	24,642	2,320,622
KION Group AG	32,644	1,848,371
Merck KGaA	65,018	6,512,903
Muenchener Rueckversicherungs Gesellschaft AG, Registered Shares	16,757	3,052,858
ProSiebenSat.1 Media SE	47,581	1,628,421
Siemens AG, Registered Shares	59,354	6,690,608
		27,829,212
Hong Kong—1.5%
WH Group Ltd.	7,738,500	6,441,091

India—0.5%
ICICI Bank Ltd. - Sponsored ADR	273,245	2,142,241

Indonesia—0.3%
Bank Rakyat Indonesia Persero Tbk PT	1,334,400	1,071,978

Ireland—1.5%
CRH PLC	194,875	6,478,865

Italy—0.3%
Prysmian SpA	51,880	1,239,066

Japan—8.0%
Alps Electric Co., Ltd.	119,600	3,087,084
Astellas Pharma, Inc.	288,000	4,015,636
Coca-Cola West Co., Ltd.	121,500	3,458,793
Fujitsu General Ltd.	5,000	98,422
Inpex Corp.	213,300	2,087,124
Matsumotokiyoshi Holdings Co., Ltd.	53,200	2,565,480
Nippon Telegraph & Telephone Corp.	98,700	3,961,931

The accompanying notes are an integral part of the portfolio of investments.

Nippon Television Holdings, Inc.	144,300	2,482,504
NSK Ltd.	166,100	1,853,239
Resona Holdings, Inc.	451,100	2,203,228
Shinsei Bank Ltd.	727,000	1,184,642
Suzuki Motor Corp.	86,200	2,820,404
Tokio Marine Holdings Inc.	98,600	4,320,167
		34,138,654
Netherlands—2.1%
Koninklijke Ahold NV	119,622	2,355,706
Koninklijke Philips NV	79,934	2,294,558
Randstad Holding NV	84,136	4,266,665
		8,916,929
Norway—0.6%
Yara International ASA	65,462	2,420,556

Singapore—1.1%
Flextronics International Ltd.*	338,817	4,824,754

South Korea—0.3%
Samsung Electronics Co., Ltd.	938	1,395,910

Switzerland—5.3%
Chubb Ltd.	55,173	7,062,144
Dufry AG, Registered Shares*	9,728	1,203,308
Georg Fischer AG, Registered Shares	5,520	4,720,953
Roche Holding AG, Participation Certificate	17,436	3,880,752
Swiss Re AG	37,617	3,460,116
TE Connectivity Ltd.	32,299	2,184,704
		22,511,977
Taiwan—0.8%
Hon Hai Precision Industry Co., Ltd.	674,500	1,732,633
Pegatron Corp.	650,000	1,544,901
		3,277,534
United Kingdom—4.7%
Babcock International Group PLC	280,262	3,347,300
Greencore Group PLC	502,811	1,829,257
Imperial Brands PLC	108,414	4,649,100
Rightmove PLC	26,786	1,228,160
SSE PLC	116,947	2,154,438
Vodafone Group PLC	1,230,884	2,973,505
WPP PLC	172,294	3,674,508
		19,856,268
United States—55.1%
Activision Blizzard, Inc.	54,182	1,983,603
AdvanSix, Inc.*	729	13,629
Allscripts Healthcare Solutions, Inc.*	157,483	1,729,163
Allstate Corp. (The)	38,065	2,661,505
Alphabet, Inc.*	11,180	8,474,887
American Eagle Outfitters, Inc.	120,241	1,991,191
Apple, Inc.	20,271	2,240,351
Bank of America Corp.	357,489	7,550,168
Berkshire Hathaway, Inc., Class B*	69,860	10,998,758
Berry Plastics Group, Inc.*	98,356	4,895,178
Brunswick Corp.	102,665	5,145,570

 The accompanying notes are an integral part of the portfolio of investments.

Builders FirstSource, Inc.*	106,665	1,179,715
Capital One Financial Corp.	42,190	3,545,648
Cigna Corp.	13,095	1,764,420
Cisco Systems, Inc.	54,526	1,625,965
Citigroup, Inc.	40,220	2,268,006
Comcast Corp., Class A	133,434	9,274,997
CommScope Holding Co., Inc.*	79,271	2,852,171
Computer Sciences Corp.	70,759	4,290,118
ConocoPhillips	82,116	3,984,268
CVS Health Corp.	24,505	1,884,190
DaVita, Inc.*	32,839	2,080,351
Diamondback Energy, Inc.*	79,784	8,604,704
Dow Chemical Co., (The)	58,071	3,235,716
eBay, Inc.*	120,377	3,347,684
EQT Corp.	63,296	4,435,784
FedEx Corp.	12,692	2,432,676
Fifth Third Bancorp	213,125	5,545,513
Graphic Packaging Holding Co.	171,246	2,152,562
Gulfport Energy Corp.*	71,097	1,826,482
Hasbro, Inc.	26,805	2,288,879
HCA Holdings, Inc.*	28,769	2,039,434
Hewlett Packard Enterprise Co.	143,990	3,426,962
Honeywell International, Inc.	18,259	2,080,431
Huntington Bancshares Inc.	198,432	2,472,463
Ingersoll-Rand PLC	73,709	5,494,269
Jabil Circuit, Inc.	140,835	2,978,660
Johnson & Johnson	46,188	5,140,724
KLA-Tencor Corp.	6,579	525,267
Laboratory Corp. of America Holdings*	46,218	5,816,535
Leidos Holdings, Inc.	72,404	3,707,085
Liberty Global PLC LiLAC, Class C*	65,722	1,391,335
Liberty Global PLC, Series C*	34,041	1,036,549
Loews Corp.	84,799	3,786,275
Marathon Oil Corp.	116,752	2,108,541
Marathon Petroleum Corp.	51,164	2,405,731
Merck & Co, Inc.	181,391	11,099,315
Northrop Grumman Corp.	8,369	2,089,321
Oracle Corp.	38,571	1,550,169
Parsley Energy, Inc., Class A*	147,490	5,626,744
PayPal Holdings, Inc.*	41,415	1,626,781
Pfizer, Inc.	77,989	2,506,567
Phillips 66	25,255	2,098,185
PPG Industries, Inc.	22,937	2,200,346
PulteGroup, Inc.	163,917	3,091,475
Qorvo, Inc.*	35,651	1,904,120
Quest Diagnostics, Inc.	32,631	2,853,907
Raytheon Co.	35,247	5,270,836
Reliance Steel & Aluminum Co.	10,967	889,424
SunTrust Banks, Inc.	34,975	1,816,951
Tenneco, Inc.*	55,624	3,279,035
United Parcel Service, Inc., Class B	54,782	6,350,329

 The accompanying notes are an integral part of the portfolio of investments.

United Technologies Corp.	23,490	2,530,343
Unum Group	49,948	2,111,302
Versum Materials, Inc.*	108,847	2,662,398
Wells Fargo & Co.	102,757	5,437,900
WestRock Co.	70,162	3,592,294
WR Berkley Corp.	54,176	3,347,535
		234,649,390
TOTAL COMMON STOCKS
(Cost $371,194,913)		411,117,605
PREFERRED STOCKS—0.4%
South Korea—0.4%
Samsung Electronics Co., Ltd.	1,484	1,715,674
TOTAL PREFERRED STOCKS
(Cost $1,431,195)		1,715,674
MONEY MARKET FUNDS—2.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.25%
TOTAL MONEY MARKET FUNDS
(Cost $12,256,464)		12,256,464
TOTAL INVESTMENTS—99.8%
(Cost $384,882,572)**		425,089,743
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		818,421
NET ASSETS—100.0%		$425,908,164

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:

Cost of investments	$384,882,572
Gross unrealized appreciation	$52,892,875
Gross unrealized depreciation	(12,685,704)
Net unrealized appreciation (depreciation)	$40,207,171

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Common Stock
Australia	$2,753,581	$—	$2,753,581	$—
Bermuda	3,026,521	3,026,521	—	—
Canada	3,734,489	3,734,489	—	—
France	24,408,589	—	24,408,589	—
Germany	27,829,212	—	27,829,212	—
Hong Kong	6,441,091	—	6,441,091	—
India	2,142,241	2,142,241	—	—
Indonesia	1,071,978	—	1,071,978	—
Ireland	6,478,865	—	6,478,865	—
Italy	1,239,066	—	1,239,066	—
Japan	34,138,654	98,422	34,040,232	—
Netherlands	8,916,929	—	8,916,929	—
Norway	2,420,556	—	2,420,556	—
Singapore	4,824,754	4,824,754	—	—
South Korea	1,395,910	—	1,395,910	—
Switzerland	22,511,977	9,246,848	13,265,129	—
Taiwan	3,277,534	—	3,277,534	—
United Kingdom	19,856,268	—	19,856,268	—
United States	234,649,390	234,649,390	—	—
Preferred Stock
South Korea	1,715,674	—	1,715,674	—
Money Market Funds	12,256,464	12,256,464	—	—
Total Assets	$425,089,743	$269,979,129	$155,110,614	$—

 The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value

LONG POSITIONS:
Common Stock
Financial	18.1%	$159,991,213
Information Technology	14.3%	126,442,598
Industrial	13.0%	114,975,755
Energy	11.0%	97,262,382
Health Care	10.8%	95,618,335
Consumer Discretionary	10.4%	92,184,044
Materials	6.5%	57,252,240
Consumer Staples	5.7%	50,469,653
Telecommunication Services	1.8%	15,639,036
Utilities	0.8%	6,850,329
PREFERRED STOCK	0.7%	6,303,136
MONEY MARKET FUNDS	6.0%	53,235,439

SHORT POSITIONS:
Common Stock
Telecommunication Services	-0.2%	$(2,139,481)
Real Estate	-0.3%	(2,970,925)
Consumer Staples	-2.9%	(25,394,527)
Energy	-3.2%	(28,054,879)
Health Care	-3.7%	(32,465,690)
Materials	-4.9%	(43,460,078)
Financial	-5.2%	(46,043,936)
Information Technology	-5.4%	(47,737,857)
Consumer Discretionary	-7.7%	(68,041,007)
Industrial	-10.0%	(88,066,206)
WRITTEN OPTIONS	-0.1%	(1,157,388)
OTHER ASSETS IN EXCESS OF LIABILITIES	44.4%	392,453,820
NET ASSETS	100.0%	$883,146,006

Portfolio holdings are subject to change at any time.

 The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—99.2%
COMMON STOCKS—92.5%
Australia—0.8%
Australia & New Zealand Banking Group Ltd.	330,203	$6,915,166

Canada—1.4%
Barrick Gold Corp.	122,288	1,836,766
Cenovus Energy, Inc.*	557,069	8,613,357
Stornoway Diamond Corp.*	2,747,477	2,065,772
		12,515,895
France—5.0%
Cap Gemini SA	132,942	10,466,358
Havas SA	766,786	6,183,914
Safran SA	158,577	10,883,626
Teleperformance SA	76,285	7,444,749
Vinci SA	144,412	9,352,802
		44,331,449
Germany—2.9%
Aurelious AG	101,427	5,857,412
Muenchener Rueckversicherungs Gesellschaft AG, Registered Shares	27,276	4,969,251
Siemens AG, Registered Shares	126,818	14,295,405
		25,122,068
Hong Kong—1.5%
WH Group Ltd.	15,795,000	13,146,867

India—1.5%
ICICI Bank Ltd. - Sponsored ADR	639,558	5,014,135
Videocon d2h Ltd. - ADR* Ɨ	887,786	8,291,921
		13,306,056
Indonesia—0.3%
Bank Rakyat Indonesia Persero Tbk PT	3,264,000	2,622,105

Ireland—1.0%
CRH PLC	275,527	9,160,243

Japan—8.3%
Alps Electric Co., Ltd.	290,000	7,485,405
Amano Corp.	307,833	5,211,173
Astellas Pharma, Inc.	659,300	9,192,739
Coca-Cola West Co., Ltd.	262,100	7,461,315
Fujitsu General Ltd.	11,000	216,529
Haseko Corp.	464,700	4,889,144
Inpex Corp.	613,453	6,002,590
Nippon Telegraph & Telephone Corp.	227,796	9,143,992
NSK Ltd.	360,400	4,021,115
Resona Holdings, Inc.	1,274,100	6,222,860
Shinsei Bank Ltd.	596,000	971,179
Suzuki Motor Corp.	186,000	6,085,790
Tokio Marine Holdings Inc.	145,700	6,383,857
		73,287,688
 The accompanying notes are an integral part of the portfolio of investments.

Netherlands—1.6%
Koninklijke Ahold NV	149,793	2,949,870
Koninklijke Philips NV	174,275	5,002,679
Randstad Holding NV	118,206	5,994,407
		13,946,956
Norway—0.7%
Yara International ASA	164,582	6,085,667

Russia—0.4%
PhosAgro PJSC	271,587	3,734,321

Singapore—0.6%
Flextronics International Ltd.* Ɨ	356,399	5,075,122

Switzerland—4.7%
Chubb Ltd. Ɨ	120,626	15,440,128
Georg Fischer AG, Registered Shares	5,406	4,623,454
Roche Holding AG, Participation Certificate	40,351	8,980,972
Swiss Re AG	82,245	7,565,124
TE Connectivity Ltd.	70,440	4,764,562
		41,374,240
Taiwan—0.3%
Pegatron Corp.	1,143,000	2,716,649

United Kingdom—5.5%
Babcock International Group PLC	616,693	7,365,452
Greencore Group PLC	841,876	3,062,797
Imperial Brands PLC	267,996	11,492,429
Liberty Global PLC LiLAC, Class C* Ɨ	149,629	3,167,647
Rightmove PLC	72,446	3,321,709
SSE PLC	371,849	6,850,329
Vodafone Group PLC	2,688,627	6,495,044
WPP PLC	327,691	6,988,655
		48,744,062
United States—56.0%
Activision Blizzard, Inc. Ɨ	119,586	4,378,043
AdvanSix, Inc.* Ɨ	1,652	30,884
Allscripts Healthcare Solutions, Inc.*	340,769	3,741,644
Alphabet, Inc., Class C* Ɨ	23,838	18,070,158
American Eagle Outfitters, Inc. Ɨ	341,045	5,647,705
Bank of America Corp. Ɨ	836,733	17,671,801
Berkshire Hathaway, Inc., Class B* Ɨ	195,152	30,724,731
Berry Plastics Group, Inc.* Ɨ	196,134	9,761,589
Boardwalk Pipeline Partners LP Ɨ	467,870	8,033,328
Brunswick Corp. Ɨ	218,670	10,959,740
Builders FirstSource, Inc.* Ɨ	197,737	2,186,971
Capital One Financial Corp. Ɨ	89,152	7,492,334
Cigna Corp.	30,159	4,063,624
Cisco Systems, Inc. Ɨ	136,022	4,056,176
Citigroup, Inc.	86,733	4,890,874
Coca-Cola European Partners PLC Ɨ	92,900	3,015,534
Comcast Corp., Class A Ɨ	200,270	13,920,768
CommScope Holding Co., Inc.*	169,038	6,081,987
Computer Sciences Corp. Ɨ	157,127	9,526,610
ConocoPhillips Ɨ	176,984	8,587,264
CVS Health Corp. Ɨ	53,576	4,119,459

 The accompanying notes are an integral part of the portfolio of investments.

DaVita, Inc.*	68,913	4,365,639
Diamondback Energy, Inc.* # Ɨ	170,297	18,366,531
Dow Chemical Co., (The) Ɨ	137,233	7,646,623
eBay, Inc.* Ɨ	177,392	4,933,272
EQT Corp. Ɨ	136,897	9,593,742
FedEx Corp. Ɨ	31,451	6,028,213
Fifth Third Bancorp Ɨ	337,770	8,788,775
Gener8 Maritime, Inc.* Ɨ	408,173	1,657,182
Graphic Packaging Holding Co. Ɨ	436,047	5,481,111
Gulfport Energy Corp.*	219,290	5,633,560
Hasbro, Inc. Ɨ	59,750	5,102,053
HCA Holdings, Inc.*	59,585	4,223,981
Hewlett Packard Enterprise Co. Ɨ	196,893	4,686,053
Honeywell International, Inc. # Ɨ	41,275	4,702,874
Ingersoll-Rand PLC Ɨ	121,752	9,075,394
International Speedway Corp., Class A Ɨ	187,102	6,885,354
Jabil Circuit, Inc. Ɨ	319,054	6,747,992
Johnson & Johnson Ɨ	111,029	12,357,528
KLA-Tencor Corp.	13,806	1,102,271
Laboratory Corp. of America Holdings* Ɨ	98,813	12,435,616
Leidos Holdings, Inc. Ɨ	163,487	8,370,534
Loews Corp. Ɨ	174,440	7,788,746
Marathon Oil Corp.	255,274	4,610,248
Marathon Petroleum Corp.	106,069	4,987,364
Merck & Co, Inc. Ɨ	402,846	24,650,147
Nomad Foods Ltd.* Ɨ	554,876	5,221,383
Northrop Grumman Corp.	10,913	2,724,430
Oracle Corp.	96,558	3,880,666
Parsley Energy, Inc., Class A* Ɨ	293,596	11,200,687
PayPal Holdings, Inc.* Ɨ	107,481	4,221,854
Pfizer, Inc.	170,511	5,480,224
Phillips 66 # Ɨ	76,051	6,318,317
PulteGroup, Inc. Ɨ	304,071	5,734,779
Qorvo, Inc.* Ɨ	77,730	4,151,559
Quest Diagnostics, Inc.	70,046	6,126,223
Raytheon Co. Ɨ	64,817	9,692,734
Reliance Steel & Aluminum Co.	23,974	1,944,291
SunTrust Banks, Inc.	110,186	5,724,163
Tenneco, Inc.* Ɨ	137,575	8,110,046
United Parcel Service, Inc., Class B	42,817	4,963,347
United Technologies Corp. Ɨ	61,438	6,618,101
Versum Materials, Inc.* Ɨ	294,131	7,194,444
Viper Energy Partners LP Ɨ	233,007	3,658,210
Wells Fargo & Co. Ɨ	219,118	11,595,725
WestRock Co. Ɨ	185,644	9,504,973
WR Berkley Corp.	54,262	3,352,849
		494,601,032
TOTAL COMMON STOCKS
(Cost $740,203,588)		816,685,586
PREFERRED STOCKS—0.7%
South Korea—0.7%
Samsung Electronics Co., Ltd.	5,452	6,303,136

 The accompanying notes are an integral part of the portfolio of investments.

TOTAL PREFERRED STOCKS
(Cost $5,204,311)		6,303,136
MONEY MARKET FUNDS—6.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.25%
TOTAL MONEY MARKET FUNDS
(Cost $53,235,439)		53,235,439
TOTAL INVESTMENTS—99.2%
(Cost $798,643,338)**		876,224,161
SECURITIES SOLD SHORT—(43.5%)
COMMON STOCKS—(43.5%)
Australia—(0.1%)
Blackmores Ltd.	(6,460)	(566,808)

Bermuda—(0.2%)
Arch Capital Group Ltd.*	(21,988)	(1,818,847)

Canada—(0.4%)
Cineplex, Inc.*	(96,482)	(3,613,496)

Denmark—(1.2%)
Chr Hansen Holding A/S	(59,611)	(3,294,174)
Coloplast A/S, Class B	(66,710)	(4,221,604)
William Demant Holding A/S*	(181,539)	(3,066,758)
		(10,582,536)
Finland—(1.3%)
Huhtamaki OYJ	(102,842)	(3,866,447)
Metso OYJ	(81,262)	(2,296,340)
Neste Oyj	(54,700)	(2,247,132)
Wartsila OYJ Abp	(74,241)	(3,126,674)
		(11,536,593)
France—(1.1%)
Aeroports de Paris	(39,239)	(3,856,095)
Essilor International SA	-^	(25)
Ingenico Group SA	(39,713)	(3,088,706)
Television Francaise 1	(325,332)	(2,975,892)
		(9,920,718)
Germany—(1.1%)
Axel Springer SE	(19,607)	(840,740)
GEA Group AG	(88,384)	(3,297,240)
Infineon Technologies AG	(160,989)	(2,690,055)
Symrise AG	(50,116)	(3,042,902)
		(9,870,937)
Hong Kong—(0.6%)
Bank of East Asia Ltd., (The)	(697,916)	(2,890,047)
Techtronic Industries Co., Ltd.	(729,000)	(2,838,937)
		(5,728,984)
Ireland—(0.6%)
Grafton Group PLC	(391,561)	(2,592,924)
James Hardie Industries PLC	(182,468)	(2,792,765)
		(5,385,689)
Italy—(0.4%)
Ferrari NV	(61,766)	(3,342,776)

Japan—(3.8%)
Aozora Bank Ltd.	(692,000)	(2,405,410)
Calbee, Inc.	(70,700)	(2,220,733)

 The accompanying notes are an integral part of the portfolio of investments.

Chugai Pharmaceutical Co., Ltd.	(132,800)	(3,773,326)
Hisamitsu Pharmaceutical Co., Inc.	(32,800)	(1,588,020)
Japan Airport Terminal Co., Ltd.	(80,100)	(3,026,303)
Murata Manufacturing Co., Ltd.	(26,700)	(3,689,068)
Nitto Denko Corp.	(33,800)	(2,363,096)
Ono Pharmaceutical Co., Ltd.	(177,200)	(3,952,742)
Sanrio Co., Ltd.	(178,200)	(3,177,342)
Shimano, Inc.	(19,000)	(3,169,618)
Yakult Honsha Co., Ltd.	(86,400)	(3,816,339)
		(33,181,997)
Netherlands—(0.6%)
Airbus Group SE	(52,896)	(3,372,670)
Fugro NV*	(129,801)	(2,134,653)
		(5,507,323)
Singapore—(0.4%)
ComfortDelGro Corp Ltd.	(1,035,800)	(1,813,970)
Sembcorp Industries Ltd	(953,700)	(1,792,948)
		(3,606,918)
Spain—(0.3%)
Bankinter SA	(402,187)	(3,021,356)

Sweden—(0.9%)
Autoliv, Inc.	(13,801)	(1,427,852)
Hexagon AB	(117,389)	(4,161,876)
Svenska Cellulosa AB, Class B	(102,228)	(2,723,750)
		(8,313,478)
Switzerland—(2.6%)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	(35)	(2,034,868)
Cie Financiere Richemont SA	(59,609)	(3,891,171)
Geberit AG	(7,337)	(2,899,840)
Kuehne + Nagel International AG	(34,778)	(4,534,998)
Nestle SA	(39,965)	(2,689,591)
Panalpina Welttransport Holding AG	(23,429)	(2,915,651)
SGS SA, Registered Shares	(1,875)	(3,759,952)
		(22,726,071)
United Kingdom—(3.4%)
Fresnillo PLC	(163,192)	(2,459,216)
GW Pharmaceuticals PLC - ADR*	(25,946)	(2,896,871)
Hargreaves Lansdown PLC	(283,759)	(4,168,823)
Manchester United PLC	(121,386)	(1,814,721)
Merlin Entertainments PLC	(556,216)	(3,030,234)
Ocado Group PLC*	(921,859)	(3,110,026)
Pearson PLC	(279,453)	(2,770,864)
Rolls-Royce Holdings PLC*	(12,068,192)	(15,100)
Rolls-Royce Holdings PLC*	(417,850)	(3,532,104)
Rotork PLC	(484,104)	(1,419,416)
Spirax-Sarco Engineering PLC	(82,341)	(4,396,862)
		(29,614,237)
United States—(24.5%)
ACI Worldwide, Inc.*	(206,761)	(3,847,822)
ANSYS, Inc.*	(29,456)	(2,769,748)
Apache Corp.	(44,049)	(2,905,032)
AptarGroup, Inc.	(68,615)	(5,021,246)

 The accompanying notes are an integral part of the portfolio of investments.

Athenahealth, Inc.*	(21,544)	(2,038,062)
Axalta Coating Systems Ltd.*	(172,409)	(4,555,046)
Balchem Corp.	(38,284)	(3,057,360)
Ball Corp.	(34,028)	(2,554,142)
Bemis Co, Inc.	(36,884)	(1,846,782)
Blackbaud, Inc.	(61,403)	(3,854,880)
Caterpillar, Inc.	(57,909)	(5,533,784)
Cheesecake Factory Inc., (The)	(41,958)	(2,482,655)
Chipotle Mexican Grill, Inc.*	(9,093)	(3,603,829)
Cincinnati Financial Corp.	(38,620)	(2,963,699)
Clean Harbors, Inc.*	(90,377)	(4,776,424)
Cogent Communications Holdings, Inc.	(57,129)	(2,139,481)
Cognex Corp.	(61,948)	(3,698,915)
Colgate-Palmolive Co.	(50,129)	(3,269,915)
Continental Resources, Inc.*	(66,013)	(3,829,414)
Devon Energy Corp.	(55,970)	(2,705,030)
Dollar Tree, Inc.*	(22,829)	(2,012,605)
Eli Lilly & Co.	(44,798)	(3,006,842)
Emerson Electric Co.	(55,678)	(3,142,466)
Equinix, Inc.	(8,770)	(2,970,925)
FactSet Research Systems, Inc.	(10,875)	(1,741,849)
First Financial Bankshares, Inc.	(134,410)	(5,786,350)
Guidewire Software, Inc.*	(58,050)	(3,233,965)
Heartland Express, Inc.	(162,302)	(3,491,116)
IDEXX Laboratories, Inc.*	(28,172)	(3,314,436)
Juno Therapeutics, Inc.*	(111,294)	(2,231,445)
Kinder Morgan, Inc.	(106,723)	(2,369,251)
Laredo Petroleum, Inc.*	(210,779)	(3,370,356)
lululemon athletica, Inc.*	(35,805)	(2,040,527)
Matador Resources Co.*	(117,880)	(3,140,323)
Mattel, Inc.	(101,975)	(3,219,351)
McCormick & Co., Inc., non-voting shares	(31,740)	(2,894,688)
Mercury General Corp.	(47,857)	(2,794,849)
Middleby Corp. (The)*	(28,677)	(3,928,175)
Mobile Mini, Inc.	(76,852)	(2,359,356)
Monster Beverage Corp.*	(35,238)	(1,576,900)
National Instruments Corp.	(153,752)	(4,531,071)
National Oilwell Varco, Inc.	(143,300)	(5,353,688)
Netflix, Inc.*	(49,575)	(5,800,275)
NewMarket Corp.	(5,329)	(2,229,707)
Proofpoint, Inc.*	(39,817)	(3,066,307)
Prosperity Bancshares, Inc.	(57,603)	(3,809,286)
Regeneron Pharmaceuticals, Inc.*	(6,264)	(2,375,559)
RLI Corp.	(54,120)	(3,249,365)
Rockwell Automation, Inc.	(32,118)	(4,294,498)
salesforce.com, Inc.*	(43,274)	(3,115,728)
SeaWorld Entertainment, Inc.	(155,631)	(2,630,164)
Sonoco Products Co.	(54,613)	(2,956,202)
Tesla Motors, Inc.*	(23,107)	(4,376,466)
Tootsie Roll Industries, Inc.	(95,389)	(3,600,935)
Toro Co., (The)	(57,065)	(3,020,450)
TransDigm Group, Inc.	(13,827)	(3,476,523)

 The accompanying notes are an integral part of the portfolio of investments.

UMB Financial Corp.	(39,079)	(2,970,786)
Wabtec Corp.	(63,710)	(5,394,326)
Wayfair, Inc.*	(70,100)	(2,555,145)
Westamerica Bancorporation	(80,443)	(4,989,879)
WisdomTree Investments, Inc.	(310,433)	(3,433,389)
Workday, Inc., Class A*	(32,572)	(2,746,471)
World Wrestling Entertainment, Inc., Class A	(176,588)	(3,316,323)
WR Grace & Co.	(52,421)	(3,420,994)
Yelp, Inc.*	(87,184)	(3,243,245)
		(216,035,823)
TOTAL COMMON STOCKS
(Proceeds $(374,247,553))		(384,374,587)
TOTAL SECURITIES SOLD SHORT—(43.5%)
(Proceeds $(374,247,553))		(384,374,587)
OPTIONS WRITTEN ƗƗ—(0.1%)
Diamondback Energy, Inc.
Call Options Expires 03/17/2017
Strike Price $95.00	(495)	(696,960)
Honeywell International, Inc.
Call Options Expires 01/20/2017
Strike Price $105.00	(364)	(361,816)
Phillips 66
Call Options Expires 01/20/2017
Strike Price $85.00	(554)	(98,612)
TOTAL OPTIONS WRITTEN
(Premiums received $(762,615))		(1,157,388)
OTHER ASSETS IN EXCESS OF LIABILITIES—44.4%		392,453,820
NET ASSETS—100.0%		$883,146,006

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
^	Less than 0.5 shares
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:

Cost of investments	$798,643,338
Gross unrealized appreciation	$99,888,970
Gross unrealized depreciation	(22,308,147)
Net unrealized appreciation (depreciation)	$77,580,823

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

Contracts For Difference held by the Fund at November 30, 2016, are as follows:
		Number of		Unrealized
		Contracts	Notional	Appreciation
Reference Company	Counterparty	Long/(Short)	Amount	(Depreciation)

Short
South Korea
Kakao Corp.	Goldman Sachs	(38,644)	(2,508,815)	(59,557)
Paradise Co. Ltd.	Goldman Sachs	(73,002)	(779,501)	(56,343)
Taiwan
Eclat Textile Co., Ltd.	Goldman Sachs	(111,048)	(1,029,270)	(128,235)
				(244,135)
				$(244,135)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Common Stock
Australia	$6,915,166	$—	$6,915,166	$—
Canada	12,515,895	12,515,895	—	—
France	44,331,449	—	44,331,449	—
Germany	25,122,068	—	25,122,068	—
Hong Kong	13,146,867	—	13,146,867	—
India	13,306,056	13,306,056	—	—
Indonesia	2,622,105	—	2,622,105	—
Ireland	9,160,243	—	9,160,243	—
Japan	73,287,688	216,529	73,071,159	—
Netherlands	13,946,956	—	13,946,956	—
Norway	6,085,667	—	6,085,667	—
Russia	3,734,321	3,734,321	—	—
Singapore	5,075,122	5,075,122	—	—
Switzerland	41,374,240	20,204,690	21,169,550	—
Taiwan	2,716,649	—	2,716,649	—
United Kingdom	48,744,062	3,167,647	45,576,415	—
United States	494,601,032	494,601,032	—	—
Preferred Stock
South Korea	6,303,136	—	6,303,136	—
Money Market Funds	53,235,439	53,235,439	—	—
Total Assets	$876,224,161	$606,056,731	$270,167,430	$—

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Securities Sold Short
Australia	$(566,808)	$—	$(566,808)	$—
Bermuda	(1,818,847)	(1,818,847)	—	—
Canada	(3,613,496)	(3,613,496)	—	—
Denmark	(10,582,536)	—	(10,582,536)	—
Finland	(11,536,593)	—	(11,536,593)	—
France	(9,920,718)	—	(9,920,718)	—
Germany	(9,870,937)	—	(9,870,937)	—
Hong Kong	(5,728,984)	—	(5,728,984)	—
Ireland	(5,385,689)	—	(5,385,689)	—
Italy	(3,342,776)	(3,342,776)	—	—
Japan	(33,181,997)	—	(33,181,997)	—
Netherlands	(5,507,323)	—	(5,507,323)	—
Singapore	(3,606,918)	—	(3,606,918)	—
Spain	(3,021,356)	—	(3,021,356)	—
Sweden	(8,313,478)	(1,427,852)	(6,885,626)	—
Switzerland	(22,726,071)	(2,034,868)	(20,691,203)	—
United Kingdom	(29,614,237)	(4,711,592)	(24,902,645)	—
United States	(216,035,823)	(216,035,823)	—	—
Options Written
Equity Contracts	(1,157,388)	(1,157,388)	—	—
Contracts for difference
Equity Contracts	(244,135)	—	(244,135)	—
Total Liabilities	$(385,776,110)	$(234,142,642)	$(151,633,468)	$—

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—93.5%
COMMON STOCKS—41.9%
Argentina—2.3%
Pampa Energia SA - Sponsored ADR* Ɨ	5,129	$179,156
YPF SA - Sponsored ADR	3,357	57,035
		236,191
Brazil—2.8%
Ambev SA - ADR	13,748	68,603
Minerva SA*	26,900	97,390
Tegma Gestao Logistica SA*	16,600	37,770
Via Varejo SA	28,700	81,655
		285,418
Canada—0.9%
Africa Oil Corp.*	62,383	87,772

China—2.8%
China Mobile Ltd.	6,500	70,986
Hollysys Automation Technologies Ltd.	2,774	52,318
NetEase, Inc. - ADR	740	165,834
		289,138
Colombia—1.2%
Almacenes Exito SA	26,500	123,250

Czech Republic—1.4%
O2 Czech Republic AS	16,087	147,673

Hong Kong—1.2%
WH Group Ltd.	152,000	126,516

Hungary—0.9%
Magyar Telekom Telecommunications PLC	34,433	57,384
Richter Gedeon Nyrt	1,511	30,130
		87,514
India—3.2%
Essel Propack Ltd.	20,179	76,027
Gujarat State Petronet Ltd.	22,463	51,441
ICICI Bank Ltd.	10,471	40,620
South Indian Bank Ltd. (The)	179,151	56,162
Videocon d2h Ltd. - ADR*	2,081	19,436
Yes Bank Ltd.	4,741	81,110
		324,796
Indonesia—2.0%
Bank Rakyat Indonesia Persero Tbk PT	25,500	20,485
Gudang Garam Tbk PT	22,500	107,824
Indosat Tbk PT*	104,300	49,226
Surya Citra Media Tbk PT	143,200	26,481
		204,016
Israel—1.6%
Gazit-Globe Ltd.	13,746	125,913
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	1,081	40,754
		166,667

The accompanying notes are an integral part of the portfolio of investments.

Malaysia—1.2%
Bumi Armada Bhd	1,117,500	127,810

Mexico—1.4%
Credito Real SAB de CV SOFOM ER	74,400	106,270
OHL Mexico SAB de CV*	50,000	42,598
		148,868
Netherlands—1.2%
Heineken Holding NV	1,810	126,872

Russia—2.5%
PhosAgro PJSC	8,267	113,671
Yandex NV, Class A* Ɨ	7,277	138,336
		252,007
South Africa—5.6%
Adcock Ingram Holdings Ltd.	21,006	69,386
Clover Industries Ltd.	145,342	200,190
Foschini Group Ltd. (The)	1,440	15,134
Imperial Holdings Ltd.	6,066	72,775
JSE Ltd.	3,789	42,567
Life Healthcare Group Holdings Ltd.	16,202	35,677
Massmart Holdings Ltd.	4,576	37,219
Naspers Ltd., Class N	691	100,573
		573,521
South Korea—1.6%
Koh Young Technology Inc.	486	17,670
KT Corp. - Sponsored ADR*	3,394	47,075
KT&G Corp.	1,150	103,395
		168,140
Sri Lanka—1.7%
Distilleries Co. of Sri Lanka PLC	87,561	133,320
Lion Brewery Ceylon PLC	11,801	37,244
		170,564
Taiwan—0.2%
Silicon Motion Technology Corp. - ADR	513	23,593

Turkey—1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	150,767	126,598
Haci Omer Sabanci Holding AS	11,941	30,387
		156,985
United Arab Emirates—1.2%
Abu Dhabi Commercial Bank PJSC	31,484	53,105
NMC Health PLC	4,343	73,323
		126,428
United Kingdom—0.4%
Liberty Global PLC LiLAC, Class C*	945	20,006
Ophir Energy PLC*	17,638	17,527
		37,533
United States—3.1%
Air Lease Corp.	4,387	157,318
Ferro Corp.*	2,198	32,531
Kosmos Energy Ltd.*	6,867	36,395
Versum Materials, Inc.*	1,857	45,422
YY, Inc.* - ADR	1,074	46,472
		318,138
 The accompanying notes are an integral part of the portfolio of investments.

TOTAL COMMON STOCKS
(Cost $4,322,800)		4,309,410
PREFERRED STOCKS—5.1%
Colombia—1.0%
Banco Davivienda SA	10,662	99,385

South Korea—4.1%
Samsung Electronics Co., Ltd.	367	424,294
TOTAL PREFERRED STOCKS
(Cost $450,144)		523,679
MONEY MARKET FUNDS—46.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.25%
TOTAL MONEY MARKET FUNDS
(Cost $4,778,954)		4,778,954
TOTAL INVESTMENTS—93.5%
(Cost $9,551,898)**		9,612,043
SECURITIES SOLD SHORT—(1.7%)
COMMON STOCKS—(1.7%)
China—(0.4%)
58.com, Inc. - ADR*	(1,290)	(41,370)

Hong Kong—(0.4%)
Nord Anglia Education, Inc.*	(1,744)	(41,856)

Taiwan—(0.4%)
United Microelectronics Corp. - ADR	(20,534)	(37,372)

United States—(0.5%)
PriceSmart, Inc.	(567)	(51,767)
TOTAL COMMON STOCKS
(Proceeds $(182,870))		(172,365)
TOTAL SECURITIES SOLD SHORT—(1.7%)
(Proceeds $(182,870))		(172,365)
OTHER ASSETS IN EXCESS OF LIABILITIES—8.2%		842,767
NET ASSETS—100.0%		$10,282,445

ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
PLC	Public Limited Company
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:

Cost of investments	$9,551,898
Gross unrealized appreciation	$335,857
Gross unrealized depreciation	(275,712)
Net unrealized appreciation (depreciation)	$60,145

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio of Investments

Contracts For Difference held by the Fund at November 30, 2016, are as follows:
		Number of		Unrealized
		Contracts	Notional	Appreciation
Reference Company	Counterparty	Long/(Short)	Amount	(Depreciation)
Long
Brazil
Br Malls Participacoes SA	Goldman Sachs	7,420	$23,250	$400
Iguatemi Emp De Shopping Centers SA	Goldman Sachs	6,500	51,650	754
Via Varejo SA	Goldman Sachs	20,400	50,566	7,474
		34,320	125,466	8,628

China
51Job, Inc. - ADR	Goldman Sachs	2,943	99,297	4,797
Alibaba Group Holding Ltd. - Sponsored ADR	Goldman Sachs	3,604	327,964	10,884
Baidu Inc. - Sponsored ADR	Goldman Sachs	1,198	196,999	3,007
Bloomage Bio Technology Corp Ltd.	Goldman Sachs	15,000	23,589	(121)
China Telecom Corp. Ltd., Class H	Goldman Sachs	236,000	112,861	1,590
Fu Shou Yuan International Group Ltd.	Goldman Sachs	42,000	25,120	1,366
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	6,500	64,837	1,702
Kweichow Moutai Co., Ltd., Class A	Goldman Sachs	4,068	186,421	2,131
Phoenix Healthcare Group Co., Ltd.	Goldman Sachs	30,500	47,178	658
Shanghai Haohai Biological Technology Co., Ltd., Class H	Goldman Sachs	5,800	27,289	1,127
Tencent Holdings Ltd.	Goldman Sachs	14,300	356,124	(41)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	48,000	243,846	6,460
Zhengzhou Yutong Bus Co., Ltd., Class A	Goldman Sachs	16,204	48,336	1,156
		426,117	1,759,861	34,716

Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	19,227	80,205	(6,056)
Talaat Moustafa Group	Goldman Sachs	56,319	28,688	(1,356)
		75,546	108,893	(7,412)

Hong Kong
Playmates Toys Ltd.	Goldman Sachs	380,000	59,269	4,906

India
Petronet LNG Ltd.	Goldman Sachs	3,464	18,449	1,177
Videocon D2H Ltd. - ADR	Goldman Sachs	16,275	141,592	10,417
		19,739	160,041	11,594

Indonesia
Bank Rakyat Indonesia Persero Tbk PT	Goldman Sachs	113,800	93,893	(2,473)
Global Mediacom Tbk PT	Goldman Sachs	340,400	17,195	(2,405)
		454,200	111,088	(4,878)

Japan
Suzuki Motor Co.	Goldman Sachs	1,200	40,511	(1,248)

Mexico
Gentera Sab de CV	Goldman Sachs	82,100	133,314	(3,397)
Grupo GicSA SA de CV	Goldman Sachs	235,000	136,562	(15,498)
		317,100	269,876	(18,895)

Philippines
Metro Pacific Investments Corp.	Goldman Sachs	349,800	47,019	(3,502)

The accompanying notes are an integral part of the portfolio of investments.

Russia
Gazprom Neft PJSC	Goldman Sachs	14,840	41,713	4,687
Rosneft PJSC	Goldman Sachs	17,660	92,189	1,786
Sberbank of Russia PJSC -Sponsored ADR	Goldman Sachs	10,766	103,246	5,329
		43,266	237,148	11,802

Singapore
Yoma Strategic Holdings Ltd.	Goldman Sachs	82,700	31,852	1,734

South Africa
Adcock Ingram Holdings Ltd.	Goldman Sachs	18,831	60,348	1,853
Capevin Holdings Ltd.	Goldman Sachs	114,721	75,914	(208)
Foschini Group Ltd. (The)	Goldman Sachs	6,205	57,047	8,166
Grindrod Ltd.	Goldman Sachs	90,425	70,619	18,666
Petra Diamonds Ltd.	Goldman Sachs	81,652	150,875	17,570
Remgro Ltd.	Goldman Sachs	1,147	17,036	(33)
		312,981	431,839	46,014

South Korea
Advanced Process Systems Corp.	Goldman Sachs	3,785	80,346	(2,706)
Hana Financial Group, Inc.	Goldman Sachs	3,690	107,487	(5,901)
Hanwha Corp.	Goldman Sachs	663	10,166	(553)
Hanwha Corp.	Goldman Sachs	5,620	173,796	(4,925)
Hyundai Mobis Co., Ltd.	Goldman Sachs	587	121,392	3,591
Koh Young Technology, Inc.	Goldman Sachs	470	17,304	(216)
KT Corp.	Goldman Sachs	2,891	77,791	(4,081)
LG Chem Ltd.	Goldman Sachs	381	78,273	(4,618)
LG Uplus Corp.	Goldman Sachs	11,273	115,556	(5,249)
Nongshim Co., Ltd.	Goldman Sachs	259	73,564	(1,450)
Samsung Electronics Co., Ltd.	Goldman Sachs	134	176,164	23,252
Samsung SDI Co., Ltd.	Goldman Sachs	525	42,515	(1,123)
Tongyang Life Insurance Co., Ltd.	Goldman Sachs	9,980	107,417	2,665
		40,258	1,181,771	(1,314)

Taiwan
Pegatron Corp.	Goldman Sachs	28,000	61,478	5,072
Primax Electronics Ltd.	Goldman Sachs	78,000	110,095	1,768
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	66,000	372,630	6,898
		172,000	544,203	13,738

United Kingdom
Georgia Healthcare Group PLC	Goldman Sachs	27,737	127,612	(29)

United States
Ferro Corp.	Goldman Sachs	2,024	30,623	(668)
Samsonite International SA	Goldman Sachs	24,600	73,250	3,984
		26,624	103,873	3,316
Total Long				99,170

 The accompanying notes are an integral part of the portfolio of investments.

Short
Brazil
Duratex SA	Goldman Sachs	(21,386)	$(44,759)	$1,485

China
China Conch Venture Holdings Ltd.	Goldman Sachs	(7,500)	(13,651)	(183)
China Huishan Dairy Holdings Co., Ltd.	Goldman Sachs	(140,000)	(51,793)	(577)
China Life Insurance Co., Ltd., Class H	Goldman Sachs	(16,000)	(40,836)	(5,628)
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	(8,400)	(30,209)	(2,367)
China Shenhua Energy Co., Ltd., Class H	Goldman Sachs	(24,500)	(52,045)	1,435
China Shipping Container Lines Co., Ltd., Class H	Goldman Sachs	(196,000)	(42,445)	(3,722)
Country Garden Holdings Co., Ltd.	Goldman Sachs	(119,000)	(64,425)	(2,082)
Dongfang Electric Corp. Ltd. - Class H	Goldman Sachs	(90,200)	(70,227)	(4,165)
Greentown China Holdings Ltd.	Goldman Sachs	(76,000)	(61,914)	(545)
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	(96,000)	(39,104)	(1,530)
Huaneng Power International Inc., Class H	Goldman Sachs	(70,000)	(41,958)	(1,818)
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	(14,000)	(62,620)	(8,052)
Parkson Retail Group Ltd.	Goldman Sachs	(672,000)	(65,833)	(3,464)
Sany Heavy Equipment International Holdings Co., Ltd.	Goldman Sachs	(214,000)	(35,585)	(1,644)
Tian Ge Interactive Holdings Ltd.	Goldman Sachs	(75,000)	(56,942)	317
Tingyi Cayman Islands Holdings Corp.	Goldman Sachs	(60,000)	(69,607)	(1,667)
Tsingtao Brewery Co., Ltd., Class H	Goldman Sachs	(17,000)	(67,493)	667
Yashili International Holdings Ltd.	Goldman Sachs	(115,000)	(23,866)	(115)
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	Goldman Sachs	(133,000)	(55,032)	(6,027)
		(2,143,600)	(945,585)	(41,167)

Hong Kong
Bank Of East Asia Ltd. (The)	Goldman Sachs	(13,987)	(57,153)	(767)
Beijing Properties Holdings Ltd.	Goldman Sachs	(892,000)	(43,118)	(1,730)
Capital Environment Holdings Ltd.	Goldman Sachs	(780,000)	(28,152)	(2,896)
Cathay Pacific Airways	Goldman Sachs	(47,000)	(63,613)	73
China Aircraft Leasing Group Holdings Ltd.	Morgan Stanley	(31,500)	(35,953)	(1,836)
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	(34,000)	(73,278)	1,360
China Resources Power Holding Co., Ltd.	Goldman Sachs	(30,000)	(49,189)	(131)
China Smarter Energy Group H oldings Ltd., Class H	Goldman Sachs	(162,000)	(16,914)	(1,119)
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	(14,800)	(30,448)	(3,343)
China Traditional Chinese Medicine Co., Ltd.	Goldman Sachs	(118,000)	(59,777)	824
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	(35,500)	(31,803)	537
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	(28,000)	(52,190)	5
Hong Kong Exchanges & Clearing Ltd.	Goldman Sachs	(1,030)	(27,005)	(48)
Hongkong & Shanghai Hotels Ltd. (The)	Goldman Sachs	(63,000)	(67,240)	(5,583)
Hybrid Kinetic Group Ltd.	Goldman Sachs	(2,360,000)	(57,800)	4,031
Imperial Pacific International Holdings Ltd.	Goldman Sachs	(4,080,000)	(65,888)	9,092
KuangChi Science Ltd.	Goldman Sachs	(62,000)	(22,537)	34
Ping An Insurance Group Co. - Class H	Goldman Sachs	(5,500)	(28,890)	(1,467)
Poly Property Group Co., Ltd.	Goldman Sachs	(205,000)	(67,383)	3,598
Prada S.P.A.	Goldman Sachs	(11,100)	(38,131)	(1,136)
Realord Group Holdings Ltd.	Goldman Sachs	(74,000)	(47,121)	1,126
Shangri-La Asia Ltd.	Goldman Sachs	(64,000)	(70,947)	1,347
SJM Holdings Ltd.	Goldman Sachs	(78,000)	(55,098)	(7,968)
Towngas China Co., Ltd.	Macquarie	(86,411)	(44,554)	(194)
Trinity Ltd.	Goldman Sachs	(176,000)	(12,705)	(715)
Universal Medical Financial & Technical Advisory Services Co., Ltd.	Goldman Sachs	(77,724)	(69,630)	(5,136)
Value Partners Group Ltd.	Goldman Sachs	(10,000)	(8,791)	(229)
Vision Fame International Holdings Ltd.	Macquarie	(138,000)	(47,673)	(186)
		(9,678,552)	(1,272,981)	(12,457)

Indonesia
Astra International Tbk PT	Macquarie	(59,400)	(33,857)	818
Bank Negara Indonesia Persero Tbk PT	Goldman Sachs	(38,000)	(14,219)	(263)
Holcim Indonesia Tbk PT	Goldman Sachs	(106,600)	(6,901)	(371)
		(204,000)	(54,977)	184

The accompanying notes are an integral part of the portfolio of investments.

Malaysia
Genting Malaysia Bhd	Macquarie	(22,100)	(23,218)	108

Poland
PGE Polska Grupa Energetyczna SA	Goldman Sachs	(9,145)	(21,327)	1,170

Singapore
SembCorp. Marine Ltd.	Morgan Stanley	(62,800)	(58,804)	(2,541)

South Korea
CJ CGV Co., Ltd.	Morgan Stanley	(1,118)	(61,504)	3,326
Hanjin Transportation Co., Ltd.	Goldman Sachs	(169)	(4,100)	103
Hyundai Rotem Co., Ltd.	Goldman Sachs	(2,174)	(36,492)	1,631
Kakao Corp.	Goldman Sachs	(107)	(6,947)	(164)
Kumho Tire Co., Inc.	Goldman Sachs	(6,390)	(56,768)	11,137
Samsung Heavy Industries Co., Ltd.	Goldman Sachs	(7,116)	(55,863)	5,451
Seah Besteel Corp.	Goldman Sachs	(1,640)	(35,023)	505
Ssangyong Motor Co.	Goldman Sachs	(4,700)	(30,031)	761
		(23,414)	(286,728)	22,750

Taiwan
Giant Manufacturing Co., Ltd.	Goldman Sachs	(5,000)	(30,582)	683
Ruentex Industries Ltd.	Goldman Sachs	(35,000)	(56,098)	(8,060)
		(40,000)	(86,680)	(7,377)

Thailand
Bangkok Life Assurance PCL - NVDR	Goldman Sachs	(20,400)	(30,121)	(11)
Thai Airways International PCL - NVDR	Morgan Stanley	(68,200)	(46,253)	(710)
		(88,600)	(76,374)	(721)

United Kingdom
Antofagasta PLC	Goldman Sachs	(6,550)	(54,650)	(1,868)
Fresnillo PLC	Goldman Sachs	(718)	(12,544)	1,724
		(7,268)	(67,194)	(144)
Total Short				(38,710)
Net unrealized gain on Contracts for difference				60,460

 The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Common Stock
Argentina	$236,191	$236,191	$—	$—
Brazil	285,418	68,603	216,815	—
Canada	87,772	87,772	—	—
China	289,138	218,152	70,986	—
Colombia	123,250	123,250	—	—
Czech Republic	147,673	147,673	—	—
Hong Kong	126,516	—	126,516	—
Hungary	87,514	—	87,514	—
India	324,796	19,436	305,360	—
Indonesia	204,016	—	204,016	—
Israel	166,667	166,667	—	—
Malaysia	127,810	—	127,810	—
Mexico	148,868	148,868	—	—
Netherlands	126,872	—	126,872	—
Russia	252,007	252,007	—	—
South Africa	573,521	349,362	224,159	—
South Korea	168,140	47,075	121,065	—
Sri Lanka	170,564	37,244	133,320	—
Taiwan	23,593	23,593	—	—
Turkey	156,985	—	156,985	—
United Arab Emirates	126,428	—	126,428	—
United Kingdom	37,533	20,006	17,527	—
United States	318,138	318,138	—	—
Preferred Stock
Colombia	99,385	99,385	—	—
South Korea	424,294	—	424,294	—
Money Market Funds	4,778,954	4,778,954	—	—
Contracts for difference
Equity Contracts	99,170	31,793	67,377	—
Total Assets	$9,711,213	$7,174,169	$2,537,044	$—

	Total	Level 1	Level 2	Level 3
	Value as of	Quoted	Significant	Significant
	November 30, 2016	Price	Observable	Unobservable
			Inputs	Inputs
Securities Sold Short
China	$(41,370)	$(41,370)	$—	$—
Hong Kong	(41,856)	(41,856)	—	—
Taiwan	(37,372)	(37,372)	—	—
United States	(51,767)	(51,767)	—	—
Contracts for difference
Equity Contracts	(38,710)	(78)	(38,632)	—
Total Liabilities	$(211,075)	$(172,443)	$(38,632)	$—

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2016 (unaudited)

Portfolio Valuation — Each Boston Partners Investment Fund’s, Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“BP Emerging Markets Long/Short Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), and collectively with the BP Funds, the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded.  Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close.  Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses).  Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.  If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors.  Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.  Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security.  Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.  The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 - quoted prices in active markets for identical securities;
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);
• Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of November 30, 2016 is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities.  Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.  Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period.  Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize.  Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period.  Transfers in and out between levels are based on values at the end of the period.  U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy.  For the BP Long/Short Equity Fund and the BP Emerging Markets Long/Short Fund securities held as long positions with an end of period value of $2,321,075 and $499,166, respectively, transferred from Level 1 into Level 2.  These transfers occurred as a result of these securities being valued utilizing the international fair value pricing at November 30, 2016.  For the BP Long/Short Equity Fund, a security held as a short position with an end of period value of $17 transferred from Level 1 into Level 2.  This transfer occurred as a result of this security being valued utilizing the international fair value pricing at November 30, 2016.  For the BP Emerging Markets Long/Short Fund, securities with an end of period value of $111,952 transferred from Level 2  into Level 1.  These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at November 30, 2016.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities.  Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation.  An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date.  On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date.  The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract.  The maximum risk of loss associated with writing call options is potentially unlimited.  A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.  Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written.  Gains or losses are realized when the option transaction expires or closes.  When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.  Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.  A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.  As of November 30, 2016, all of each Fund’s written options were exchange-traded options.

The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP All-Cap Value Fund and the BP Global Long/Short Fund had transactions in options written during the period ended November 30, 2016 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at
August 31, 2016	13,973	$5,670,254	4,122	$1,595,012
Options written	3,081	1,937,914	3,202	1,898,423
Options closed	—	—	—	—
Options expired	—	—	—	—
Options exercised	—	—	—	—
Options outstanding at November 30, 2016	17,054	$7,608,168	7,324	$3,493,435

	BP All-Cap Value Fund		BP Global Long/Short Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at
August 31, 2016	1,017	$649,870	954	$497,321
Options written	—	—	859	548,244
Options closed	—	—	—	—
Options expired	—	—	—	—
Options exercised	—	—	(400)	(282,950)
Options outstanding at November 30, 2016	1,017	$649,870	1,413	$762,615

For the period ended November 30, 2016, the average quarterly volume of derivatives is as follows:

		Purchased	Written
		Options	Options
Fund		(Cost)	(Proceeds)

BP Long/Short Equity Fund		$—	$6,639,211
BP Long/Short Research Fund		—	2,544,224
BP All-Cap Value Fund		—	649,870
BP Global Long/Short Fund		145,213	629,968

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security.  A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security.  A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs.  There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price.  Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited.  Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short.  Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

Contracts for Difference — The BP Global Long/Short Fund, the BP Long/Short Research Fund and the BP Emerging Markets Long/Short Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”).  CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate.  With a short CFD, a Fund is seeking to profit from falls in the market price of the asset.  CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract.  It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price.  CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level.  The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice.  If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable.  The potential for margin calls and large losses are much greater in CFDs than in other leveraged products.  Most CFDs are traded OTC.  CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.  In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD.  All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.  Periodic payments made or received are recorded as realized gains or losses.  Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions.  CFDs outstanding at period end, if any, are listed on the Portfolio of Investments.  In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian.  As of November 30, 2016, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund held CFDs.

For the period ended November 30, 2016, the average volume of CFDs is as follows:

Fund	Notional Amount Long	Notional Amount Short

BP Long/Short Research Fund	$61,355,824	$33,138,350
BP Global Long/Short Fund	—	4,936,056
BP Emerging Markets Long/Short Fund	6,118,026	3,132,058

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S.  Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned.  Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Company’s Board of Directors, is invested in short-term investments.  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks.  Any loans of a Fund’s securities will be fully collateralized and marked to market daily.  During the three month period ended November 30, 2016, the Funds participated in securities lending.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Company's Board of Directors.  Therefore, not all restricted securities are considered illiquid.

At November 30, 2016, the following Fund held restricted securities that were illiquid:
BP All-Cap Value Fund	Acquisition Date	Acquisition Cost	Shares	Value	% of Net Assets

Common Stocks:
Peoples Choice Financial Corp. 144A	12/21/04-01/23-06	$14,293	1,465	$0.00	0.00%
		$14,293	1,465	$0.00	0.00%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

CAMPBELL CORE CARRY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016
(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 79.9%
U.S. TREASURY OBLIGATIONS — 79.9%
United States Treasury Bill	0.261%	12/22/16	$1,800,000	$1,799,727
United States Treasury Bill	0.371%	01/26/17	1,375,000	1,374,209
United States Treasury Bill	0.312%	03/23/17	2,800,000	2,795,722
United States Treasury Bill	0.373%	02/23/17	2,800,000	2,797,043
United States Treasury Bill	0.432%	04/13/17	3,000,000	2,994,321
				11,761,022
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,763,089)				11,761,022
TOTAL INVESTMENTS — 79.9%
(Cost $11,763,089)**				11,761,022

OTHER ASSETS IN EXCESS OF LIABILITIES — 20.1%				2,962,487
NET ASSETS — 100.0%				$14,723,509

*	Short-term investments reflect the annualized yield on the date of purchase for discounted investments.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:
Cost of investments		$11,763,089
Gross unrealized appreciation		$-
Gross unrealized depreciation		(2,067)
Net unrealized appreciation (depreciation)		$(2,067)
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

CAMPBELL CORE CARRY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016
(UNAUDITED)

FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
3-Month Euro Euribor	Dec-17	45	$11,927,775	$1,079
90-Day Euro	Dec-17	289	71,320,934	(78,821)
90-Day Sterling	Dec-17	90	13,828,425	(3,462)
Amsterdam Index	Dec-16	9	864,958	11,005
Australian 10-Year Bond	Dec-16	3	225,412	(8,821)
Australian 3-Year Bond	Dec-16	124	9,201,308	(66,277)
CAC40 10 Euro	Dec-16	15	723,215	7,243
Canadian 10-Year Bond	Mar-17	1	103,173	(277)
Cotton No.2	Mar-17	16	562,797	9,843
Euro Stoxx 50	Dec-16	25	818,846	7,093
Euro-Bund	Dec-16	12	2,057,630	(2,747)
FTSE 100 Index	Dec-16	9	766,010	(3,645)
IBEX 35 Index	Dec-16	9	832,787	1,104
London Metals Exchange Aluminum	Dec-16	76	3,220,426	72,750
London Metals Exchange Nickel	Dec-16	2	121,731	12,792
London Metals Exchange Zinc	Dec-16	26	1,563,685	185,465
MSCI Taiwan Index	Dec-16	1	34,232	278
OMX Stockholm 30 Index	Dec-16	144	2,288,545	21,332
S&P/TSX 60 Index	Dec-16	8	1,033,590	23,122
Soybean	Jan-17	12	617,672	1,678
Soybean Meal	Mar-17	11	352,181	1,029
Soybean Oil	Mar-17	32	713,204	1,996
SPI 200 Index	Dec-16	7	713,334	9,570
Sugar No. 11 (World)	Mar-17	47	1,135,279	(92,481)
U.S. Treasury 10-Year Notes	Mar-17	2	250,050	(1,019)
U.S. Treasury 2-Year Notes	Mar-17	196	42,504,709	(9,459)
U.S. Treasury 5-Year Notes	Mar-17	71	8,366,163	743
			$176,148,071	$101,113

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
Bank Acceptance	Dec-16	-9	$(1,664,728)	$107
Brent Crude	Feb-16	-11	(511,119)	(59,159)
CBOE Volatility Index	Dec-16	-17	(264,676)	17,619
Coffee	Mar-17	-20	(1,263,283)	133,667
Copper	Mar-17	-2	(128,642)	(3,017)
Corn	Mar-17	-65	(1,167,498)	34,502
Euro-Schatz	Dec-16	-125	(15,293,060)	(28,437)
Gold 100 Oz	Feb-17	-4	(475,739)	6,161
Kansas City Hard Red Winter Wheat	Mar-17	-22	(475,064)	23,661
London Metals Exchange Aluminum	Dec-16	-61	(2,456,953)	(186,254)
London Metals Exchange Nickel	Dec-16	-4	(249,369)	(19,677)
London Metals Exchange Zinc	Dec-16	-31	(1,796,201)	(289,325)
Natural Gas	Jan-17	-8	(230,159)	(38,039)
NY Harbor Ultra-Low Sulfur Diesel	Jan-17	-9	(557,172)	(38,712)
Silver	Mar-17	-5	(418,037)	5,963
Wheat	Mar-17	-44	(936,463)	50,162
WTI Crude	Jan-17	-13	(608,141)	(34,641)
			$(28,496,304)	$(425,419)
Total Futures Contracts			$147,651,767	$(324,306)

The accompanying notes are an integral part of the consolidated portfolio of investments.
2

CAMPBELL CORE CARRY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016
(UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2016 were as follows:

FORWARD CONTRACTS
						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)
AUD	4,500,000	USD	3,432,541	12/21/16	UBS	(111,427)
EUR	2,600,000	USD	2,878,906	12/21/16	UBS	(119,981)
JPY	106,400,000	USD	1,030,134	12/21/16	UBS	(98,869)
NZD	3,900,000	USD	2,840,952	12/21/16	UBS	(81,049)
SEK	15,000,000	USD	1,704,545	12/21/16	UBS	(75,814)
USD	2,421,583	AUD	3,200,000	12/21/16	UBS	59,902
USD	371,435	CAD	500,000	12/21/16	UBS	(871)
USD	207,768	CHF	200,000	12/21/16	UBS	10,729
USD	6,521,713	EUR	5,900,000	12/21/16	UBS	261,074
USD	2,113,117	JPY	221,500,000	12/21/16	UBS	174,440
USD	1,797,975	NZD	2,500,000	12/21/16	UBS	28,807
USD	3,704,415	SEK	32,200,000	12/21/16	UBS	208,071

Total Forward Foreign Currency Contracts						$255,012

AUD - Australian Dollar
CHF - Swiss Franc
CAD - Canadian Dollar
EUR - Euro
JPY - Japanese Yen
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.
3

CAMPBELL CORE CARRY FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016
(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Campbell Core Carry Fund (the “Fund”) pursues its investment objective by (i) investing its assets pursuant to the Campbell Core Carry Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Carry Offshore Limited (the “Subsidiary”), which is organized under the laws of the Cayman Islands and employs the Manager’s Campbell Core Carry Program, and (iii) allocating the remainder of its assets directly in an actively managed investment grade securities portfolio (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2016, the net assets of the Subsidiary were $839,550 which represented 5.7% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	quoted prices in active markets for identical securities;

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2016, in valuing the Fund's investments carried at fair value.

			LEVEL 2	LEVEL 3
	TOTAL FAIR		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	NOVEMBER 30, 2016	QUOTED PRICE	INPUTS	INPUTS
Short-Term Investments	$11,761,022	$-	$11,761,022	$-
Commodity Contracts
Futures	539,669	539,669	-	-
Equity Contracts
Futures	98,366	98,366	-	-
Interest Rate Contracts
Futures	1,929	1,929	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	743,023	-	743,023	-
Total Assets	$13,144,009	$639,964	$12,504,045	$-

			LEVEL 2	LEVEL 3
	TOTAL FAIR		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	NOVEMBER 30, 2016	QUOTED PRICE	INPUTS	INPUTS
Commodity Contracts
Futures	$(761,305)	$(761,305)	$-	$-
Equity Contracts
Futures	(3,645)	(3,645)	-	-
Interest Rate Contracts
Futures	(199,320)	(199,320)	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(488,011)	-	(488,011)	-
Total Liabilities	$(1,452,281)	$(964,270)	$(488,011)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2, and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classifications of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period.  Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund  may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuation using significant  unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period.  U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2016 the Fund had no transfers between Levels 1, 2, and 3.

DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

4

The following table lists the fair values of the Fund's derivative holdings as of November 30, 2016 grouped by contract type and risk exposure category.

DERIVATIVE TYPE		EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTALS
Asset Derivatives
Unrealized
appreciation on
forward foreign
Forward Contracts	currency contracts	$ -	$ -	$ 743,023	$ -	$ 743,023
Receivable:
Future Contracts (a)	Variation Margin	98,366	1,929	-	539,669	639,964
Total Value - Assets		$ 98,366	$ 1,929	$ 743,023	$ 539,669	$ 1,382,987

Liability Derivatives
Unrealized
depreciation on
forward foreign
Forward Contracts	currency contracts	$ -	$ -	$ (488,011)	$ -	$ (488,011)
Receivable:
Future Contracts (a)	Variation Margin	(3,645)	(199,320)	-	(761,305)	(964,270)
Total Value - Liabilities		$ (3,645)	$ (199,320)	$ (488,011)	$ (761,305)	$ (1,452,281)

(a) This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the consolidated Portfolio of Investments

For the period ended November 30, 2016, the Fund's quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE	FORWARD FOREIGN CURRENCY CONTRACTS-RECEIVABLE
$144,151,898	$(49,669,709)	$(25,198,907)	$25,398,553

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable  exchange rates at the date of the last business day of the consolidated financial statement period.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract.  The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

CAMPBELL CORE TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016
(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 81.9%
U.S. TREASURY OBLIGATIONS — 81.9%
United States Treasury Bill	0.261%	12/22/16	$1,150,000	$1,149,826
United States Treasury Bill	0.371%	01/26/17	740,000	739,574
United States Treasury Bill	0.374%	02/23/17	1,687,500	1,685,718
United States Treasury Bill	0.433%	03/23/17	1,687,500	1,684,922
United States Treasury Bill	0.438%	04/13/17	2,150,000	2,145,930
				7,405,970
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,407,253)				7,405,970
TOTAL INVESTMENTS — 81.9%
(Cost $7,407,253)**				7,405,970

OTHER ASSETS IN EXCESS OF LIABILITIES — 18.1%				1,639,912
NET ASSETS — 100.0%				$9,045,882

*	Short-term investments reflect the annualized yield on the date of purchase for discounted investments.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:
Cost of investments		$7,407,253
Gross unrealized appreciation		$-
Gross unrealized depreciation		(1,283)
Net unrealized appreciation (depreciation)		$(1,283)
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the consolidated portfolio of investments.
6

CAMPBELL CORE TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016
(UNAUDITED)
FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
10-Year Mini Japanese Government Bond	Dec-16	1	$135,453	$114
Amsterdam Index	Dec-16	1	95,760	1,378
CAC 40 10 Euro	Dec-16	1	47,811	816
Canadian 10-Year Bond	Mar-17	1	103,173	(277)
Cocoa	Mar-17	1	24,813	(923)
Coffee	Mar-17	1	63,659	(7,184)
Cotton No.2	Mar-17	4	138,452	4,708
Dow Jones E-Mini	Dec-16	2	188,530	2,790
Euro Bund	Dec-16	1	170,808	350
Euro Stoxx 50	Dec-16	2	64,230	615
Euro-Bobl	Dec-16	1	139,139	530
Euro-Schatz	Dec-16	5	594,942	574
FTSE 100 Index	Dec-16	1	84,641	94
Hang Seng Index	Dec-16	1	145,197	1,911
London Metals Exchange Aluminum	Dec-16	21	884,095	25,861
London Metals Exchange Copper	Dec-16	11	1,334,061	264,857
London Metals Exchange Nickel	Dec-16	5	310,515	25,793
London Metals Exchange Zinc	Dec-16	18	1,042,850	168,100
MSCI Singapore Index	Dec-16	2	44,980	333
MSCI Taiwan Index	Dec-16	4	136,928	1,112
NASDAQ 100 E-Mini	Dec-16	1	96,170	150
Nikkei 225	Dec-16	1	81,021	1,683
OMX Stockholm 30 Index	Dec-16	5	80,102	81
Palladium	Mar-17	1	73,507	3,758
Russell 2000 Index	Dec-16	1	131,570	660
S&P 500 E-Mini	Dec-16	1	109,040	900
S&P Mid 400 E-Mini	Dec-16	1	160,450	2,240
S&P/TSX 60 Index	Dec-16	2	261,607	2,948
Soybean	Jan-17	2	101,893	1,332
SPI 200 Index	Dec-16	1	98,728	1,477
Sugar No. 11 (World)	Mar-17	1	25,001	(2,814)
Topix Index	Dec-16	1	128,671	3,977
			$7,097,797	$507,944

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
3-Month Euro Euribor	Dec-17	-13	$(3,461,938)	$(496)
90-Day Bank Bill	Mar-17	-6	(435,178)	(20)
90-Day Eurodollar	Dec-17	-14	(3,451,700)	525
90-Day Sterling	Dec-17	-8	(1,242,503)	(250)
Australian 10-Year Bond	Dec-16	-2	(143,345)	75
Australian 3-Year Bond	Dec-16	-15	(1,084,204)	1,722
Brent Crude	Feb-17	-1	(45,482)	(6,362)
Cattle Feeder	Jan-17	-1	(56,765)	(7,453)
Euro-BTP	Dec-16	-1	(142,274)	(1,537)
FTSE/JSE Top 40	Dec-16	-3	(93,578)	1,198
Gold 100 Oz	Feb-17	-1	(118,922)	1,528
Lean Hogs	Feb-17	-4	(86,492)	(1,892)
Live Cattle	Feb-17	-2	(84,906)	(4,666)
London Metals Exchange Aluminum	Dec-16	-18	(745,460)	(34,503)
London Metals Exchange Copper	Dec-16	-10	(1,180,670)	(272,892)
London Metals Exchange Nickel	Dec-16	-4	(250,822)	(18,224)
London Metals Exchange Zinc	Dec-16	-15	(902,648)	(106,477)
Low Sulphur Gas Oil	Jan-17	-1	(41,252)	(3,952)
Platinum	Jan-17	-1	(47,907)	2,408
U.S. Treasury 10-Year Notes	Mar-17	-2	(250,503)	1,466
U.S. Treasury 2-Year Notes	Mar-17	-9	(1,950,764)	(577)
U.S. Treasury 5-Year Notes	Mar-17	-5	(589,266)	32
Wheat	Mar-17	-6	(127,667)	6,808
WTI Crude	Jan-17	-1	(45,402)	(4,042)
			$(16,579,648)	$(447,581)
Total Futures Contracts			$(9,481,851)	$60,363

The accompanying notes are an integral part of the consolidated portfolio of investments.
7

CAMPBELL CORE TREND FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016
(UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2016 were as follows:

FORWARD CONTRACTS
						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)
AUD	2,500,000	USD	1,905,545	12/21/16	UBS	$(60,482)
CAD	2,000,000	USD	1,515,473	12/21/16	UBS	(26,246)
EUR	1,600,000	USD	1,778,208	12/21/16	UBS	(80,407)
GBP	700,000	USD	889,450	12/21/16	UBS	(12,999)
JPY	105,300,000	USD	1,036,560	12/21/16	UBS	(114,923)
MXN	14,300,000	USD	746,428	12/21/16	UBS	(53,270)
NOK	7,200,000	USD	887,924	12/21/16	UBS	(42,129)
NZD	1,800,000	USD	1,329,752	12/21/16	UBS	(55,950)
SEK	11,000,000	USD	1,253,619	12/21/16	UBS	(59,216)
SGD	2,100,000	USD	1,542,549	12/21/16	UBS	(77,376)
ZAR	9,700,000	USD	686,086	12/21/16	UBS	(100)
USD	1,585,508	AUD	2,100,000	12/21/16	UBS	35,655
USD	1,891,355	CAD	2,500,000	12/21/16	UBS	29,822
USD	100,081	CHF	100,000	12/21/16	UBS	1,562
USD	2,326,096	EUR	2,100,000	12/21/16	UBS	97,733
USD	1,021,342	GBP	800,000	12/21/16	UBS	19,684
USD	1,260,701	JPY	130,100,000	12/21/16	UBS	122,001
USD	795,662	MXN	15,200,000	12/21/16	UBS	58,879
USD	1,015,267	NOK	8,400,000	12/21/16	UBS	28,505
USD	1,297,934	NZD	1,800,000	12/21/16	UBS	24,133
USD	1,670,901	SEK	14,500,000	12/21/16	UBS	96,461
USD	2,114,122	SGD	2,900,000	12/21/16	UBS	90,788
USD	581,962	ZAR	8,200,000	12/21/16	UBS	2,056

Total Forward Foreign Currency Contracts						$24,181

AUD - Australian Dollar	NZD - New Zealand Dollar
CHF - Swiss Franc	SEK - Swedish Krona
CAD - Canadian Dollar	SGD - Singapore Dollar
EUR - Euro	USD - United States Dollar
GBP - British Pound	ZAR - South African Rand
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone

The accompanying notes are an integral part of the consolidated portfolio of investments.
8

CAMPBELL CORE TREND FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016
(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Campbell Core Trend Fund (the “Fund”) pursues its investment objective by (i) investing its assets pursuant to the Campbell Core Trend Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), which is organized under the laws of the Cayman Islands and employs the Manager’s Campbell Core Carry Program, and (iii) allocating the remainder of its assets directly in an actively managed investment grade securities portfolio (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2016, the net assets of the Subsidiary were $985,289 which represented 10.9% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	quoted prices in active markets for identical securities;

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2016, in valuing the Fund's investments carried at fair value.

			LEVEL 2	LEVEL 3
	TOTAL FAIR		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	NOVEMBER 30, 2016	QUOTED PRICE	INPUTS	INPUTS
Short-Term Investments	$7,405,970	$-	$7,405,970	$-
Commodity Contracts
Futures	505,153	505,153	-	-
Equity Contracts
Futures	24,363	24,363	-	-
Interest Rate Contracts
Futures	5,388	5,388	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	607,279	-	607,279	-
Total Assets	$8,548,153	$534,904	$8,013,249	$-

			LEVEL 2	LEVEL 3
	TOTAL FAIR		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	NOVEMBER 30, 2016	QUOTED PRICE	INPUTS	INPUTS
Commodity Contracts
Futures	$(471,384)	$(471,384)	$-	$-
Interest Rate Contracts			-	-
Futures	(3,157)	(3,157)	-	-
Foreign Exchange Contracts			-	-
Forward Foreign Currency Contracts	(583,098)	-	(583,098)	-
Total Liabilities	$(1,057,639)	$(474,541)	$(583,098)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2, and 3 assets and liabilities.  Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.  Additionally, management evaluates the classifications of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period.  Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize.  Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuation using significant  unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period.  U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2016 the Fund had no transfers between Levels 1, 2, and 3.

DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund's derivative holdings as of November 30, 2016 grouped by contract type and risk exposure category.

9

DERIVATIVE TYPE		EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTALS
Asset Derivatives
Unrealized
appreciation on
forward foreign
Forward Contracts	currency contracts	$ -	$ -	$ 607,279	$ -	$ 607,279
Receivable:
Future Contracts (a)	Variation Margin	24,363	5,388	-	505,153	534,904
Total Value - Assets		$ 24,363	$ 5,388	$ 607,279	$ 505,153	$ 1,142,183

Liability Derivatives
Unrealized
depreciation on
forward foreign
Forward Contracts	currency contracts	$ -	$ -	$ (583,098)	$ -	$ (583,098)
Receivable:
Future Contracts (a)	Variation Margin	-	(3,157)	-	(471,384)	(474,541)
Total Value - Liabilities		$ -	$ (3,157)	$ (583,098)	$ (471,384)	$ (1,057,639)

(a) This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the consolidated Portfolio of Investments

For the period ended November 30, 2016, the Fund's quarterly average volume of derivatives is as follows:

		FORWARD FOREIGN	FORWARD FOREIGN
LONG FUTURES	SHORT FUTURES	CURRENCY	CURRENCY
NOTIONAL COST	NOTIONAL COST	CONTRACTS-PAYABLE	CONTRACTS-RECEIVABLE
$31,690,967	$(9,935,425)	$(22,408,515)	$22,388,199

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of  cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

10

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

11

FREE MARKET FUNDS
FREE MARKET U.S. EQUITY FUND
Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
EQUITY FUNDS — 99.7%
U.S. Large Cap Value Portfolio III (a)	29,362,190	$733,173,882
U.S. Large Company Portfolio (a)	20,256,522	350,032,692
U.S. Micro Cap Portfolio (b)	18,190,271	382,541,389
U.S. Small Cap Portfolio (b)	11,236,507	379,569,195
U.S. Small Cap Value Portfolio (b)	17,192,324	646,775,244
TOTAL EQUITY FUNDS
(Cost $1,810,796,096)		2,492,092,402
SHORT-TERM INVESTMENTS — 0.2%
STIT-Government & Agency Portfolio	5,026,044	5,026,044
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,026,044)		5,026,044
TOTAL INVESTMENTS — 99.9%
(Cost $1,815,822,140)*		2,497,118,446
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,264,453
NET ASSETS — 100.0%		$2,498,382,899

* The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$1,815,822,140
Gross unrealized appreciation	$681,819,015
Gross unrealized depreciation	(522,709)
Net unrealized appreciation (depreciation)	$681,296,306
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of Dimensional Investment Group Inc.
(b) A portfolio of DFA Investment Dimensions Group Inc. Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.
1

FREE MARKET FUNDS
FREE MARKET INTERNATIONAL EQUITY FUND
Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.7%
Asia Pacific Small Company Portfolio (a)	1,044,145	$21,770,414
Canadian Small Company Series (b)	2,134,622	21,878,102
Continental Small Company Portfolio (a)	1,431,264	29,584,224
Continental Small Company Series (a)	349,144	23,632,722
DFA International Small Cap Value Portfolio (a)	36,294,261	696,849,814
DFA International Value Portfolio III (c)	34,440,819	477,694,166
DFA International Value Series (b)	735,157	14,475,240
Emerging Markets Portfolio (a)	3,930,452	89,850,130
Emerging Markets Small Cap Portfolio (a)	4,321,449	82,755,744
Emerging Markets Value Portfolio (a)	3,671,417	88,003,862
Japanese Small Company Portfolio (b)	1,715,843	38,211,812
Large Cap International Portfolio (a)	4,384,132	84,394,545
United Kingdom Small Company Portfolio (b)	186,330	5,189,279
United Kingdom Small Company Series (b)	500,922	27,956,177
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,664,524,286)		1,702,246,231
SHORT-TERM INVESTMENTS — 0.2%
STIT-Government & Agency Portfolio	2,705,422	2,705,422
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,705,422)		2,705,422
TOTAL INVESTMENTS — 99.9%
(Cost $1,667,229,708)*		1,704,951,653
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,199,291
NET ASSETS — 100.0%		$1,707,150,944

* The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$1,667,229,708
Gross unrealized appreciation	$142,840,010
Gross unrealized depreciation	(105,118,065)
Net unrealized appreciation (depreciation)	$37,721,945
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of DFA Investment Dimensions Group Inc.
(b) A portfolio of DFA Investment Trust Company.
(c) A portfolio of Dimensional Investment Group Inc.
Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the portfolio of investments.
2

FREE MARKET FUNDS
FREE MARKET FIXED INCOME FUND
Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio (a)	48,655,787	$535,213,652
DFA Inflation Protected Securities Portfolio (a)	9,092,830	107,295,395
DFA Intermediate Government Fixed Income Portfolio (a)	10,283,034	128,023,779
DFA One-Year Fixed Income Portfolio (a)	30,219,574	310,959,416
DFA Short-Term Government Portfolio (a)	8,040,183	85,627,954
DFA Two-Year Global Fixed Income Portfolio (a)	32,264,525	321,677,316
iShares 1-3 Year Credit Bond ETF	4,901,829	514,495,972
iShares Intermediate Credit Bond ETF	1,185,919	128,352,013
TOTAL FIXED INCOME FUNDS
(Cost $2,138,865,285)		2,131,645,497
SHORT-TERM INVESTMENTS — 0.6%
STIT-Government & Agency Portfolio	12,057,628	12,057,628
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,057,628)		12,057,628
TOTAL INVESTMENTS — 100.0%
(Cost $2,150,922,913)*		2,143,703,125
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		270,286
NET ASSETS — 100.0%		$2,143,973,411

* The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$2,150,922,913
Gross unrealized appreciation	$4,463,396
Gross unrealized depreciation	(11,683,184)
Net unrealized appreciation (depreciation)	$(7,219,788)
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of DFA Investment Dimensions Group Inc.
ETF Exchange-Traded Fund
Portfolio holdings are subject to change at any time.

 The accompanying notes are an integral part of the portfolio of investments.
3

FREE MARKET FUNDS
Notes to Portfolio of Investments
November 30, 2016
(Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of  Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2016, in valuing the Funds' investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at November 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Funds	$2,492,092,402	$2,492,092,402	$-	$-
Short-Term Investments	5,026,044	5,026,044	-	-
Total Investments*	$2,497,118,446	$2,497,118,446	$-	$-
*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at November 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Funds	$1,702,246,231	$1,702,246,231	$-	$-
Short-Term Investments	2,705,422	2,705,422	-	-
Total Investments*	$1,704,951,653	$1,704,951,653	$-	$-
*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at November 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Funds	$2,131,645,497	$2,131,645,497	$-	$-
Short-Term Investments	12,057,628	12,057,628	-	-
Total Investments*	$2,143,703,125	$2,143,703,125	$-	$-
*Please refer to the Portfolio of Investments for further details.

4

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds' may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise  less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

5

MATSON MONEY VI PORTFOLIOS
MATSON MONEY U.S. EQUITY VI PORTFOLIO
Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
EQUITY FUNDS — 98.5%
U.S. Large Cap Value Portfolio III (a)	197,245	$4,925,216
U.S. Large Company Portfolio (a)	145,664	2,517,066
U.S. Micro Cap Portfolio (b)	133,471	2,806,893
U.S. Small Cap Portfolio (b)	83,229	2,811,472
U.S. Small Cap Value Portfolio (b)	50,254	1,890,546
U.S. VA Large Value Portfolio (b)	31,039	743,694
U.S. VA Targeted Value Portfolio (b)	144,457	2,832,804
TOTAL EQUITY FUNDS
(Cost $17,049,635)		18,527,691
SHORT-TERM INVESTMENTS — 1.6%
STIT-Government & Agency Portfolio	305,522	305,522
TOTAL SHORT-TERM INVESTMENTS
(Cost $305,522)		305,522
TOTAL INVESTMENTS — 100.1%
(Cost $17,355,157)*		18,833,213
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(24,499)
NET ASSETS — 100.0%		$18,808,714

* The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$17,355,157
Gross unrealized appreciation	$1,500,683
Gross unrealized depreciation	(22,627)
Net unrealized appreciation (depreciation)	$1,478,056
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of Dimensional Investment Group Inc.
(b) A portfolio of DFA Investment Dimensions Group Inc. Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.
1

MATSON MONEY VI PORTFOLIOS
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.2%
DFA International Small Cap Value Portfolio (a)	179,858	$3,453,271
DFA International Value Portfolio III (b)	266,877	3,701,580
Emerging Markets Portfolio (a)	28,862	659,791
Emerging Markets Small Cap Portfolio (a)	31,843	609,797
Emerging Markets Value Portfolio (a)	25,661	615,104
Large Cap International Portfolio (a)	25,621	493,213
VA International Small Portfolio (b)	183,729	2,105,530
VA International Value Portfolio (b)	55,137	614,230
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,945,422)		12,252,516
SHORT-TERM INVESTMENTS — 0.9%
STIT-Government & Agency Portfolio	108,444	108,444
TOTAL SHORT-TERM INVESTMENTS
(Cost $108,444)		108,444
TOTAL INVESTMENTS — 100.1%
(Cost $13,053,866)*		12,360,960
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(15,640)
NET ASSETS — 100.0%		$12,345,320

* The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$13,053,866
Gross unrealized appreciation	$223,986
Gross unrealized depreciation	(916,892)
Net unrealized appreciation (depreciation)	$(692,906)
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of DFA Investment Dimensions Group Inc.
(b) A portfolio of DFA Investment Trust Company.
(c) A portfolio of Dimensional Investment Group Inc. Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.
2

MATSON MONEY VI PORTFOLIOS
MATSON MONEY FIXED INCOME VI PORTFOLIO
Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
FIXED INCOME FUNDS — 98.9%
DFA Five-Year Global Fixed Income Portfolio (a)	200,709	$2,207,796
DFA Inflation Protected Securities Portfolio (a)	93,259	1,100,456
DFA Intermediate Government Fixed Income Portfolio (a)	105,609	1,314,837
DFA One-Year Fixed Income Portfolio (a)	246,230	2,533,704
DFA Short-Term Government Portfolio (a)	82,543	879,078
DFA Two-Year Global Fixed Income Portfolio (a)	332,272	3,312,754
iShares 1-3 Year Credit Bond ETF	51,492	5,404,600
iShares Intermediate Credit Bond ETF	12,456	1,348,113
VA Global Bond Portfolio (a)	305,191	3,308,272
VA Short-Term Fixed Income Portfolio (a)	43,677	447,249
TOTAL FIXED INCOME FUNDS
(Cost $21,986,784)		21,856,859
SHORT-TERM INVESTMENTS — 1.1%
STIT-Government & Agency Portfolio	251,276	251,276
TOTAL SHORT-TERM INVESTMENTS
(Cost $251,276)		251,276
TOTAL INVESTMENTS — 100.0%
(Cost $22,238,060)*		22,108,135
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(8,767)
NET ASSETS — 100.0%		$22,099,368

* The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$22,238,060
Gross unrealized appreciation	$28,417
Gross unrealized depreciation	(158,342)
Net unrealized appreciation (depreciation)	$(129,925)
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a) A portfolio of DFA Investment Dimensions Group Inc.
ETF Exchange-Traded Fund Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.
3

MATSON MONEY VI PORTFOLIOS
Notes to Portfolio of Investments
November 30, 2016
(Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a Portfolio, collectively the “Portfolios”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.'s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Portfolios' investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2016, in valuing the Portfolios' investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Value at November 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Funds	$18,527,691	$18,527,691	$-	$-
Short-Term Investments	305,522	305,522	-	-
Total Investments*	$18,833,213	$18,833,213	$-	$-
*Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total Value at November 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Funds	$12,252,516	$12,252,516	$-	$-
Short-Term Investments	108,444	108,444	-	-
Total Investments*	$12,360,960	$12,360,960	$-	$-
*Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total Value at November 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Funds	$21,856,859	$21,856,859	$-	$-
Short-Term Investments	251,276	251,276	-	-
Total Investments*	$22,108,135	$22,108,135	$-	$-
*Please refer to the Portfolio of Investments for further details.

4

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios' may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise  less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.  For the period ended November 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

5

THE SCHNEIDER FUNDS
SCHNEIDER SMALL CAP VALUE FUND
Portfolio of Investments
November 30, 2016
(Unaudited)

	Shares	Value
COMMON STOCKS — 89.8%
Auto Parts — 0.4%
Commercial Vehicle Group, Inc.*	40,154	$205,990
Banks — 13.6%
KeyCorp	122,826	2,126,122
OFG Bancorp	106,227	1,434,064
Regions Financial Corp.	140,070	1,896,548
The Bancorp, Inc.*	85,076	588,726
		6,045,460
Chemical Manufacturing — 2.2%
AdvanSix, Inc.*	25,808	482,609
The Chemours Company	19,712	487,281
		969,890
Coal — 2.2%
Consol Energy, Inc.	47,620	980,020
Commercial Services — 6.7%
Aegean Marine Petroleum Network, Inc.	142,889	1,607,501
Herc Holdings, Inc.*	32,029	1,272,833
Hudson Global, Inc.	72,690	106,127
		2,986,461
Electronics — 4.1%
Kemet Corp.*	320,116	1,818,259
		1,818,259
Health Care Equipment — 0.4%
Invacare Corp.	15,655	180,032
Home Builders — 1.2%
Taylor Morrison Home Corp.*	26,280	520,607
Insurance — 4.3%
American Equity Investment Life Holding Co.	41,902	868,628
Assured Guaranty Ltd.	23,977	857,418
Genworth Financial, Inc.*	49,026	209,831
		1,935,877
Logistics — 0.3%
ModusLink Global Solutions, Inc.*	85,097	118,285
Machinery Manufacturing — 4.7%
Intevac, Inc.*	125,842	799,097
Terex Corp.	42,391	1,293,773
		2,092,870
 The accompanying notes are an integral part of the portfolio of investments.
1

Oil & Gas — 34.7%
Approach Resources, Inc.*	152,123	533,952
C&J Energy Services Ltd*	417,590	156,596
Chesapeake Energy Corp.*	269,269	1,884,883
Comstock Resources, Inc.*	51,169	484,059
Halcon Resources Corp.*	222,832	2,119,133
Scorpio Tankers, Inc.	4,960	20,981
Seventy Seven Energy, Inc.*	42,650	1,038,954
Swift Energy Co.*	1,232	37,761
Weatherford International PLC*	1,044,309	5,336,419
Whiting Petroleum Corp.*	245,952	3,005,533
Willbros Group, Inc.*	310,395	803,923
		15,422,194
Pharmaceuticals — 0.8%
Endo International PLC*	22,465	359,665
Real Estate — 0.9%
Dundee Corp.*	25,885	111,787
Forestar Group, Inc.*	21,353	286,130
		397,917
Real Estate Investment Trust — 3.0%
Cousins Properties, Inc.	31,981	252,967
Forest City Realty Trust, Inc.	12,356	228,462
NorthStar Realty Europe Corp.	69,600	746,808
RAIT Financial Trust	28,537	87,609
		1,315,846
Semiconductor & Other Electronic Component Manufacturing — 3.5%
Axcelis Technologies, Inc.*	24,334	332,162
SunEdison Semiconductor*	103,834	1,241,855
		1,574,017
Shipping — 0.5%
Ardmore Shipping Corp.	32,124	218,443
		218,443
Telecommunications — 6.3%
Aviat Networks, Inc.*	164,662	2,079,677
UTStarcom Holdings Corp.*	358,155	709,147
		2,788,824
TOTAL COMMON STOCKS
(Cost $34,748,620)		39,930,657
MONEY MARKET FUNDS — 13.8%
STIT-Government TaxAdvantage Portfolio, 0.18%	6,163,225	6,163,225
TOTAL MONEY MARKET FUNDS
(Cost $6,163,225)		6,163,225
TOTAL INVESTMENTS — 103.6%
(Cost $40,911,845)**		46,093,882
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(1,609,802)
NET ASSETS — 100.0%		$44,484,080

The accompanying notes are an integral part of the portfolio of investments.
2

* Non-income producing.
** The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$40,911,845
Gross unrealized appreciation	$8,540,616
Gross unrealized depreciation	$(3,358,579)
Net unrealized appreciation (depreciation)	$5,182,037
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of the portfolio of investments.
3

THE SCHNEIDER FUNDS
Notes to Portfolio of Investments
November 30, 2016
(Unaudited)

PORTFOLIO VALUATION - The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

SMALL CAP VALUE FUND

	Total Value at November 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Input
Common Stocks*	$39,930,657	$39,930,657	-	-
Short Term Investments	6,163,225	6,163,225	-	-
Total	$46,093,882	$46,093,882	$-	$-
*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise  less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2016, there were no transfers between Levels 1, 2, and 3 for the Fund that require disclosure.

For more information with regard to significant policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS∆ - 92.5%
Consumer Discretionary — 15.9%
Amazon.com, Inc.*	3,000	$2,251,710
Netflix, Inc.*	20,100	2,351,700
Priceline Group, Inc., (The)*	800	1,202,944
Ulta Salon Cosmetics & Fragrance, Inc.*	12,600	3,269,700
		9,076,054
Health Care — 26.0%
ABIOMED, Inc.*	21,600	2,424,384
Align Technology, Inc.*	25,400	2,363,470
Incyte Corp.*	23,700	2,424,273
Nevro Corp.*	24,300	1,847,529
Seattle Genetics, Inc.*	19,900	1,289,719
TESARO, Inc.*	9,400	1,275,486
Veeva Systems, Inc., Class A*	68,800	3,197,824
		14,822,685
Information Technology — 50.6%
Acacia Communications, Inc.*	34,700	2,403,322
Arista Networks, Inc.*	31,700	3,005,477
Ellie Mae, Inc.*	28,600	2,360,930
Gigamon, Inc.*	62,400	3,329,040
Inphi Corp.*	78,200	3,532,294
NVIDIA Corp.	42,400	3,909,280
Proofpoint, Inc.*	39,700	3,057,297
ServiceNow, Inc.*	41,600	3,459,040
Splunk, Inc.*	44,700	2,575,614
Workday, Inc., Class A*	14,500	1,222,640
		28,854,934
TOTAL COMMON STOCKS
(Cost $47,557,623)		52,753,673
TOTAL INVESTMENTS - 92.5%
(Cost $47,557,623)**		52,753,673
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.5%		4,299,688
NET ASSETS - 100.0%		$57,053,361

∆	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
* Non-income producing security.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$47,557,623
Gross unrealized appreciation	$6,431,011
Gross unrealized depreciation	(1,234,961)
Net unrealized appreciation (depreciation)	$5,196,050

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes of Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial
Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Scotia Institutional Asset Management US Ltd.

The accompanying notes are an integral part of the portfolio of investments.
1

Scotia Dynamic U.S. Growth Fund
Notes to Portfolio of Investments
november 30, 2016
(Unaudited)

Portfolio Valuation – The Scotia Dynamic U.S. Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).  If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$52,753,673	$52,753,673	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Fund Name Change- Effective January 3, 2017, the Scotia Dynamic U.S. Growth Fund changed its name to the Summit Global Investments Global Low Volatility Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

2

SUMMIT GLOBAL INVESTMENTS
U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense — 1.7%
Lockheed Martin Corp.	7,300	$1,936,325
Air Freight & Logistics — 2.8%
CH Robinson Worldwide, Inc.	43,100	3,226,035
Banks — 1.2%
US Bancorp	27,400	1,359,588
Biotechnology — 1.4%
Gilead Sciences, Inc.	21,900	1,614,030
Commercial Services & Supplies — 3.4%
Cintas Corp.	4,500	515,700
Republic Services, Inc.	32,100	1,781,229
Waste Management, Inc.	21,200	1,473,824
		3,770,753
Communications Equipment — 0.6%
Cisco Systems, Inc.	24,700	736,554
Consumer Finance — 2.0%
American Express Co.	31,300	2,254,852
Distributors — 1.8%
Genuine Parts Co.	20,900	2,011,207
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc.*	3,800	598,272
Diversified Telecommunication Services — 5.1%
AT&T, Inc.	74,200	2,866,346
Verizon Communications, Inc.	58,200	2,904,180
		5,770,526
Electric Utilities — 5.1%
Duke Energy Corp.	13,400	988,518
Edison International	29,300	2,014,961
PG&E Corp.	3,700	217,560
PPL Corp.	29,900	1,000,454
Southern Co., (The)	16,900	791,258
Xcel Energy, Inc.	19,300	752,893
		5,765,644
Food & Staples Retailing — 5.0%
Sysco Corp.	55,100	2,934,075
Wal-Mart Stores, Inc.	38,800	2,732,684
		5,666,759
Food Products — 6.3%
ConAgra Foods, Inc.	5,000	183,450
General Mills, Inc.	44,400	2,705,736
Hershey Co., (The)	5,200	502,528
Hormel Foods Corp.	58,300	1,996,192
Kellogg Co.	17,700	1,274,400
Lamb Weston Holdings, Inc.*	1,667	55,800
McCormick & Co., Inc.	5,100	465,120
		7,183,226
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	20,500	909,585
DENTSPLY SIRONA, Inc.	8,600	500,348
Medtronic PLC	3,600	262,836
Varian Medical Systems, Inc.*	3,100	278,473
		1,951,242
Health Care Providers & Services — 7.8%
Aetna, Inc.	9,700	1,269,148
Anthem, Inc.	10,900	1,553,577
Express Scripts Holding Co.*	12,000	910,560
Henry Schein, Inc.*	3,000	446,880
Laboratory Corp. of America Holdings*	5,800	729,930
McKesson Corp.	2,800	402,668
Patterson Cos, Inc.	45,800	1,774,292
UnitedHealth Group, Inc.	10,600	1,678,192
		8,765,247
Hotels, Restaurants & Leisure — 0.9%
McDonald's Corp.	8,100	966,087
Household Products — 2.5%
Colgate-Palmolive Co.	10,000	652,300
Procter & Gamble Co., (The)	25,700	2,119,222
		2,771,522
Insurance — 5.3%
Chubb Ltd.	6,500	832,000
Cincinnati Financial Corp.	36,700	2,816,358
Principal Financial Group, Inc.	5,600	323,064
Progressive Corp., (The)	59,200	1,971,360
		5,942,782
Internet Software & Services — 0.5%
VeriSign, Inc.*	6,800	536,180
IT Services — 9.1%
Accenture PLC, Class A	14,800	1,767,564
Fidelity National Information Services, Inc.	3,200	247,008
Fiserv, Inc.*	20,500	2,144,710
International Business Machines Corp.	17,600	2,855,072
Paychex, Inc.	34,600	2,039,670
Total System Services, Inc.	21,700	1,068,074
Western Union Co., (The)	12,300	258,669
		10,380,767
The accompanying notes are an integral part of the portfolio of investments.
1

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	1,600	224,176
Media — 3.4%
Omnicom Group, Inc.	28,400	2,469,096
Scripps Networks Interactive, Inc., Class A	3,700	256,262
Walt Disney Co., (The)	11,900	1,179,528
		3,904,886
Multiline Retail — 4.1%
Dollar General Corp.	18,900	1,461,348
Target Corp.	41,100	3,174,564
		4,635,912
Multi-Utilities — 2.9%
CMS Energy Corp.	5,700	229,254
Dominion Resources, Inc.	15,800	1,157,982
DTE Energy Co.	8,600	800,574
WEC Energy Group, Inc.	20,000	1,120,200
		3,308,010
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	6,700	747,452
ConocoPhillips	5,200	252,304
Exxon Mobil Corp.	32,700	2,854,710
Occidental Petroleum Corp.	15,500	1,106,080
Pioneer Natural Resources Co.	4,100	783,264
Tesoro Corp.	5,600	455,560
		6,199,370
Pharmaceuticals — 4.6%
Johnson & Johnson	25,400	2,827,020
Merck & Co., Inc.	5,600	342,664
Pfizer, Inc.	64,800	2,082,672
		5,252,356
Real Estate Investment Trusts — 2.1%
Apartment Investment & Management Co.	5,700	239,970
Equity Residential	3,600	216,036
Prologis, Inc.	4,900	249,410
Public Storage	3,800	795,340
Quality Care Properties, Inc.*	1,340	20,100
Simon Property Group, Inc.	5,100	916,215
		2,437,071
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	7,200	249,840
Software — 3.8%
CA, Inc.	35,700	1,140,972
Microsoft Corp.	38,600	2,326,036
salesforce.com, Inc.*	10,400	748,800
		4,215,808
Specialty Retail — 4.6%
Bed Bath & Beyond, Inc.	15,100	676,631
Foot Locker, Inc.	12,600	903,042
Home Depot, Inc., (The)	13,900	1,798,660
TJX Cos, Inc., (The)	22,900	1,793,986
		5,172,319
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	24,500	2,707,740
Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	9,100	496,041
TOTAL COMMON STOCKS
(Cost $100,620,995)		112,011,127
SHORT-TERM INVESTMENTS - 0.8%
Fidelity Investments Money Market Funds - Government Portfolio, 0.28%	884,769	884,769
TOTAL SHORT-TERM INVESTMENTS
(Cost $884,769)		884,769
TOTAL INVESTMENTS - 99.7%
(Cost $101,505,764)**		112,895,896
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		362,416
NET ASSETS - 100.0%		$113,258,312

*	Non-income producing security.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
	Cost of investments	$101,505,764
	Gross unrealized appreciation	$13,694,254
	Gross unrealized depreciation	(2,304,122)
	Net unrealized appreciation (depreciation)	$11,390,132

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

PLC	Public Limited Company

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Summit Global Investments, LLC.

The accompanying notes are an integral part of the portfolio of investments.
2

SUMMIT GLOBAL INVESTMENTS
SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments
November 30, 2016
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 95.6%
Air Freight & Logistics — 0.9%
Forward Air Corp.	2,600	$125,788
Airlines — 1.0%
Allegiant Travel Co.	800	130,720
Banks — 4.7%
Community Trust Bancorp, Inc.	3,200	135,200
First Busey Corp.	5,300	145,273
Great Southern Bancorp, Inc.	2,500	124,125
Preferred Bank Los Angeles CA	2,900	130,761
Stock Yards Bancorp, Inc.	2,100	86,520
		621,879
Chemicals — 5.4%
Calgon Carbon Corp.	7,500	132,750
Innospec, Inc.	2,300	151,110
Quaker Chemical Corp.	1,300	165,412
Sensient Technologies Corp.	1,600	124,944
Stepan Co.	1,900	154,223
		728,439
Commercial Services & Supplies — 7.3%
Healthcare Services Group, Inc.	3,000	116,850
Herman Miller, Inc.	3,600	117,000
Knoll, Inc.	4,800	127,248
Matthews International Corp.	2,200	160,050
McGrath RentCorp	4,100	151,372
UniFirst Corp.	1,000	141,350
Viad Corp.	3,700	162,430
		976,300
Communications Equipment — 1.0%
Plantronics, Inc.	2,600	134,732
Distributors — 0.7%
Core-Mark Holding Co., Inc.	2,700	98,577
Diversified Financial Services — 1.0%
Compass Diversified Holdings†	7,100	133,835
Diversified Telecommunication Services — 0.9%
ATN International, Inc.	1,600	115,696
Electric Utilities — 5.3%
ALLETE, Inc.	2,000	123,640
El Paso Electric Co.	2,500	112,625
MGE Energy, Inc.	2,200	130,240
Otter Tail Corp.	3,800	145,730
PNM Resources, Inc.	3,400	107,440
Spark Energy, Inc., Class A	3,700	94,350
		714,025
Electrical Equipment — 1.0%
Azz, Inc.	2,000	130,200
Electronic Equipment, Instruments & Components — 5.4%
Benchmark Electronics, Inc.*	5,500	155,925
ePlus, Inc.*	1,400	155,680
MTS Systems Corp.	2,300	123,855
Orbotech Ltd.*	4,400	139,348
Tech Data Corp.*	1,700	144,279
		719,087
Food Products — 4.3%
B&G Foods, Inc.	2,600	111,280
Cal-Maine Foods, Inc.	2,400	97,680
Fresh Del Monte Produce, Inc.	2,200	136,422
J&J Snack Foods Corp.	1,100	133,573
Sanderson Farms, Inc.	1,200	96,780
		575,735
Gas Utilities — 2.8%
Chesapeake Utilities Corp.	1,900	123,120
Northwest Natural Gas Co.	2,000	114,600
South Jersey Industries, Inc.	3,900	128,700
		366,420
Health Care Equipment & Supplies — 3.3%
Analogic Corp.	1,400	129,010
ICU Medical, Inc.*	1,100	165,275
Masimo Corp.*	2,300	142,301
		436,586
Health Care Providers & Services — 5.2%
Aceto Corp.	5,400	110,322
Chemed Corp.	900	134,073
Ensign Group, Inc., (The)	5,500	118,910
Owens & Minor, Inc.	3,100	105,121
Surgical Care Affiliates, Inc.*	2,600	109,330
US Physical Therapy, Inc.	2,000	128,000
		705,756
Hotels, Restaurants & Leisure — 3.9%
Cheesecake Factory, Inc., (The)	2,300	136,091
International Speedway Corp., Class B	3,500	128,800
Popeyes Louisiana Kitchen, Inc.*	2,200	131,736
Ruth's Hospitality Group, Inc.	6,800	115,600
		512,227
The accompanying notes are an integral part of the portfolio of investments.
3

Household Durables — 1.7%
Helen of Troy Ltd.*	1,200	102,120
Hooker Furniture Corp.	4,600	125,580
		227,700
Household Products — 0.8%
WD-40 Co.	1,000	107,900
Insurance — 5.1%
Argo Group International Holdings Ltd.	2,180	138,321
Aspen Insurance Holdings Ltd.	2,400	122,280
Enstar Group Ltd.*	800	157,320
Maiden Holdings Ltd.	9,000	138,600
Navigators Group, Inc., (The)	1,300	137,020
		693,541
Internet & Direct Marketing Retail — 1.7%
FTD Cos, Inc.*	4,500	102,870
PetMed Express, Inc.	5,900	128,797
		231,667
Investment Companies — 0.9%
TPG Specialty Lending, Inc.	7,090	129,960
IT Services — 3.3%
Convergys Corp.	4,000	103,480
CSG Systems International, Inc.	2,700	120,150
TeleTech Holdings, Inc.	4,200	120,750
WNS Holdings Ltd., ADR*	3,700	92,611
		436,991
Life Sciences Tools & Services — 0.9%
INC Research Holdings, Inc.*	2,500	123,750
Machinery — 5.0%
Douglas Dynamics, Inc.	5,000	159,750
Global Brass & Copper Holdings, Inc.	4,200	120,330
Hillenbrand, Inc.	3,600	126,000
Kadant, Inc.	2,300	143,980
Standex International Corp.	1,300	114,530
		664,590
Metals & Mining — 1.6%
Compass Minerals International, Inc.	1,400	108,570
Kaiser Aluminum Corp.	1,300	107,107
		215,677
Multi-Utilities — 2.4%
Avista Corp.	2,700	109,269
NorthWestern Corp.	2,000	112,200
Unitil Corp.	2,698	114,584
		336,053
Paper & Forest Products — 1.0%
Neenah Paper, Inc.	1,600	135,840
Professional Services — 2.0%
CBIZ, Inc.*	10,900	135,160
Exponent, Inc.	2,200	133,430
		268,590
Real Estate Investment Trusts — 3.5%
LTC Properties, Inc.	2,300	104,558
Potlatch Corp.	3,200	131,440
Urban Edge Properties	4,100	111,069
Urstadt Biddle Properties, Inc.	5,300	120,045
		467,112
Real Estate Management & Development — 1.0%
RE/MAX Holdings, Inc., Class A	2,800	137,200
Road & Rail — 1.0%
Landstar System, Inc.	1,700	138,465
Semiconductors & Semiconductor Equipment — 2.4%
Cabot Microelectronics Corp.	2,600	154,908
MKS Instruments, Inc.	3,000	172,650
		327,558
Textiles, Apparel & Luxury Goods — 1.0%
Unifi, Inc.*	4,500	140,040
Thrifts & Mortgage Finance — 1.0%
First Defiance Financial Corp.	2,800	129,612
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	2,500	149,625
Water Utilities — 4.1%
American States Water Co.	2,800	118,720
California Water Service Group	3,900	134,745
Connecticut Water Service, Inc.	2,300	125,396
SJW Corp.	3,200	171,744
		550,605
TOTAL COMMON STOCKS
(Cost $11,211,719)		12,838,478
SHORT-TERM INVESTMENTS - 4.0%
Fidelity Investments Money Market Funds - Government Portfolio, 0.28%	538,130	538,130
TOTAL SHORT-TERM INVESTMENTS
(Cost $538,130)		538,130
TOTAL INVESTMENTS - 99.6%
(Cost $11,749,849)**		13,376,608
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		58,367
NET ASSETS - 100.0%		$13,434,975

The accompanying notes are an integral part of the portfolio of investments.
4

†	Master Limited Partnerships
*	Non-income producing security.
**	The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
	Cost of investments	$11,749,849
	Gross unrealized appreciation	$1,792,099
	Gross unrealized depreciation	(165,340)
	Net unrealized appreciation (depreciation)	$1,626,759

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Summit Global Investments, LLC.

The accompanying notes are an integral part of the portfolio of investments.
5

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Portfolio of Investments
November 30, 2016
(Unaudited)

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund and the Summit Global Investments Small Cap Low Volatility Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close.  Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Funds’ investments carried at fair value:

			Level 2
		Level 1	Other	Level 3
	Total Value at	Quoted	Significant	Significant
	November 30, 2016	Price	Observable Inputs	Unobservable Inputs
Summit Global Investments U.S. Low Volatility Equity Fund
Common Stocks	$112,011,127	$112,011,127	$-	$-
Short-Term Investments	884,769	884,769	-	-
Total Investments*	$112,895,896	$112,895,896	$-	$-
Summit Global Investments Small Cap Low Volatility Equity Fund
Common Stocks	$12,838,478	$12,838,478	$-	$-
Short-Term Investments	538,130	538,130	-	-
Total Investments*	$13,376,608	$13,376,608	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

6

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The RBB Fund, Inc.

By (Signature and Title)  /s/ Salvatore Faia
                                            Salvatore Faia, President
                                            (principal executive officer)

Date  January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Salvatore Faia
                                              Salvatore Faia, President
                                              (principal executive officer)

Date  January 27, 2017

By (Signature and Title)* /s/ James Shaw
                                              James Shaw, Treasurer
                                              (principal financial officer)

Date  January 27, 2017

* Print the name and title of each signing officer under his or her signature.